As filed with the Securities and Exchange Commission on April 29, 2020
1933 Act Registration File No. 333-237042

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.	1	[X]
Post-Effective Amendment No.		[ ]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (414) 287-3338

Jay S. Fitton
U.S. Bank Global Fund Services
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Title of Securities Being Registered: Shares of beneficial interest, par value $0.001 per share, of the Terra Firma US Concentrated Realty Equity Fund.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940.

Lazard US Realty Equity Portfolio
a series of The Lazard Funds, Inc.
c/o Lazard Asset Management LLC
30 Rockefeller Plaza | New York, New York 10112

May 1, 2020

Dear Shareholder:

On behalf of the Board of Directors (the “LFI Board”) of The Lazard Funds, Inc. (“LFI”), a Maryland corporation, we are pleased to invite you to a virtual Special Meeting of Shareholders (the “Special Meeting”) of the Lazard US Realty Equity Portfolio (the “Target Fund”), a series of LFI, on June 16, 2020 at 3:00 p.m. Eastern Time. The purpose of the special meeting is to vote on an important proposal that affects your investment in the Target Fund.

As discussed in more detail in the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”), at the Special Meeting, the shareholders of the Target Fund will be asked to consider and vote to approve an Agreement and Plan of Reorganization (the “Plan”) to reorganize the Target Fund into the Terra Firma US Concentrated Realty Equity Fund (the “Acquiring Fund”), a newly created series of Trust for Professional Managers (“TPM”). The Acquiring Fund was established solely for the purpose of acquiring the assets of the Target Fund and continuing the Target Fund’s business (the “Reorganization”). Upon shareholder approval and effectiveness of the Plan, you will receive shares of the Acquiring Fund equivalent to the value of your shares of the Target Fund, by class, as of the closing date of the Reorganization in complete liquidation and termination of the Target Fund, and you will no longer be a shareholder of the Target Fund, but will become a shareholder of the Acquiring Fund. The Reorganization is intended to qualify for federal income tax purposes as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”) that is expected to be a tax-free reorganization for Target Fund shareholders.

The Target Fund’s current portfolio managers, Jay P. Leupp and Christopher J. Hartung, are leaving Lazard Asset Management LLC, the current investment adviser to the Target Fund, to start their own registered investment adviser, Terra Firma Asset Management, LLC (“Terra Firma”). They intend to manage the Acquiring Fund through Terra Firma in accordance with the same investment objectives, investment strategies, policies, and risks as the Target Fund immediately prior to the Reorganization. The Reorganization will also result in the Target Fund being overseen by a different board and having different third party service providers. Additional information about the Acquiring Fund is included in Appendix D of the Proxy Statement/Prospectus.

If Target Fund shareholders approve the Plan, and the conditions set forth in the Plan are satisfied, the Reorganization will take effect on or about June 19, 2020. At that time, the Institutional Shares of the Target Fund that you currently own will be exchanged for Institutional Class shares of the Acquiring Fund with the same aggregate value, and the Open Shares of the Target Fund that you currently own will be exchanged for Open Class shares of the Acquiring Fund with the same aggregate value.

YOUR VOTE IS IMPORTANT.

The LFI Board has determined that the proposed Reorganization is advisable and in the best interest of the Target Fund and recommends that you vote “FOR” the approval of the Plan to authorize the Reorganization with respect to the Target Fund.

You can vote or authorize a proxy to vote on your behalf in one of four ways:

•By mail with the enclosed proxy card;
•By internet through the website listed in the proxy voting instructions;
•By automated touchtone using the toll-free number listed in the proxy voting instructions; or

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•Virtually at the special shareholder meeting on June 16, 2020.

Thank you for your consideration of this important proposal. Your vote is extremely important, so please read the enclosed Proxy Statement/Prospectus carefully and submit your vote. If you have any questions about the proposal, please call our proxy solicitor, Broadridge Financial Solutions, Inc. 1-800-690-6903.

Your vote is very important to us. Thank you for your response and for your continued investment in the Lazard US Realty Equity Portfolio.

Respectfully,

/s/ Nathan A. Paul
Nathan A. Paul
Director, Chief Executive Officer and President
The Lazard Funds, Inc.

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Lazard US Realty Equity Portfolio
a series of The Lazard Funds, Inc.
c/o Lazard Asset Management LLC
30 Rockefeller Plaza | New York, New York 10112

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD JUNE 16, 2020

To the Shareholders of the Lazard US Realty Equity Portfolio:

NOTICE IS HEREBY GIVEN that a virtual Special Meeting of Shareholders (the “Special Meeting”) of the Lazard US Realty Equity Portfolio (the “Target Fund”), a series of The Lazard Funds, Inc. (“LFI”), a Maryland corporation, is to be held at 3:00 p.m. Eastern Time on June 16, 2020.

At the Special Meeting, you and the other shareholders of the Target Fund will be asked to consider and vote on the following proposal:

1.
To approve the Agreement and Plan of Reorganization (the “Plan”) between LFI, on behalf of the Target Fund, and Trust for Professional Managers (“TPM”), on behalf of the Terra Firma US Concentrated Realty Equity Fund (the “Acquiring Fund”), which provides for (a) the transfer of all of the assets of the Target Fund to the Acquiring Fund, in exchange solely for the Acquiring Fund’s Institutional Class shares and Open Class shares of beneficial interest having an aggregate net asset value equal to the value of the Target Fund’s net assets and the assumption by the Acquiring Fund of the liabilities of the Target Fund; (b) the distribution of the Institutional Class shares and Open Class shares of the Acquiring Fund received by the Target Fund to shareholders of Institutional Shares and Open Shares, respectively, of the Target Fund in accordance with their respective interests in the Target Fund in complete liquidation of the Target Fund; and (c) the Target Fund to be terminated as a series of LFI (the “Reorganization”).

The enclosed materials, including the Proxy Statement/Prospectus, provide additional information about the Reorganization.

The Special Meeting will be held in a virtual format. Shareholders will not be able to attend the Special Meeting in person, but will be able to participate remotely as described below. Holders of record of the Institutional Shares and Open Shares of the Target Fund as of the close of business on March 31, 2020, are entitled to receive notice of, and to participate and vote at the Special Meeting or any postponements or adjournments thereof. To participate in the Special Meeting, shareholders must register in advance by submitting the required information (described below) to Broadridge Financial Solutions Inc., the Target Fund’s proxy solicitor, at http://www.viewproxy.com/LazardUSRealtyEquity/broadridgevsm/. If a shareholder's shares are registered directly with the Target Fund in the shareholder’s name, in order to register to participate in the Special Meeting the shareholder must enter the control number found on the shareholder’s proxy card. If a shareholder's shares are held by a broker, bank or other nominee, the shareholder must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number to be submitted by the shareholder when registering for the Special Meeting. Requests for registration should be received no later than 5:00 p.m., Eastern Time, on June 15, 2020. Shareholders will receive an email confirming their registration and providing instructions for participating in the virtual Special Meeting. Shareholders may vote before or during the Special Meeting at proxyvote.com.

If the necessary quorum to transact business or the vote required to approve any proposal is not obtained at the Special Meeting, or if a quorum is obtained but sufficient votes required to approve the Plan are not obtained, the chairman of the Special Meeting may adjourn the Special Meeting one or more times to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal.

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on June 16, 2020 or any Adjournment or Postponement Thereof: This Notice of Special Meeting of Shareholders, the Proxy Statement/Prospectus, annual and semi-annual reports and form of proxy are available on the internet at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42 or by calling (toll-free) (800) 823-6300. On this

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webpage, you also will be able to access the Target Fund’s Prospectus and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. We encourage you to access and review all of the important information contained in the proxy materials before voting.

By order of the LFI Board of Directors,

Nathan A. Paul
Director, Chief Executive Officer and President

May 1, 2020

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HOW TO VOTE OR AUTHORIZE A PROXY TO VOTE YOUR SHARES

YOUR VOTE IS IMPORTANT
NO MATTER HOW MANY SHARES YOU OWN

We urge you to vote your shares or authorize a proxy to vote your shares. Your prompt vote may save the Target Fund the necessity of further solicitations to ensure a quorum at the Special Meeting. You may authorize a proxy to cast your vote by mail, by the internet, and by automated touchtone as set forth below:

•
Mail: To authorize your proxy by mail, check the appropriate voting box on your proxy card, sign and date the card and return it in the enclosed postage-prepaid envelope. If you sign, date, and return the proxy card but give no voting instructions, the proxies will vote FOR the proposal.

The options below are available 24 hours a day / 7 days a week.

•	Internet: The web address and instructions for online proxy authorization can be found on the enclosed proxy card. You will be required to provide your control number found on your proxy card.

•	Automated Touchtone: The toll-free number for automated touchtone telephone proxy authorization can be found on the enclosed proxy card. You must have the control number found on your proxy card.

If you have any questions regarding the proposal, the proxy card, or need assistance voting your shares, please contact the Target Fund’s proxy solicitor, Broadridge Financial Solutions, Inc. at 1-800-690-6903. You may be contacted by Broadridge Financial Solutions, Inc. to remind you to vote.

If you can attend the Special Meeting and wish to vote your shares at that time, you will be able to do so. If you hold your shares in “street name” through a broker, bank or other nominee, you should contact your nominee about voting at the Special Meeting.

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Lazard US Realty Equity Portfolio
a series of The Lazard Funds, Inc.
c/o Lazard Asset Management LLC
30 Rockefeller Plaza | New York, New York 10112

QUESTIONS AND ANSWERS

May 1, 2020

Question: What is this document and why did you send it to me?

Answer: The attached Proxy Statement/Prospectus is a proxy statement for the Lazard US Realty Equity Portfolio (the “Target Fund”), a series of The Lazard Funds, Inc. (“LFI”), a Maryland corporation, and a prospectus for the shares of the Terra Firma US Concentrated Realty Equity Fund (the “Acquiring Fund”), a newly created series of Trust for Professional Managers (“TPM”). The purposes of the Proxy Statement/Prospectus are to (1) solicit votes from shareholders of the Target Fund to approve the Agreement and Plan of Reorganization between LFI, on behalf of the Target Fund, and TPM, on behalf of the Acquiring Fund (the “Plan”), a form of which is attached to the Proxy Statement/Prospectus as Appendix A, and the transactions contemplated by the Plan and (2) provide information regarding the shares of the Acquiring Fund. Approval of the Plan by the shareholders of the Target Fund is required to proceed with the Reorganization.

Question: What is the purpose of the Reorganization?

Answer: The primary purpose of the Reorganization is to move the investment portfolio and shareholders presently associated with the Target Fund to the Acquiring Fund, a new series of TPM. Jay P. Leupp, Portfolio Manager/Analyst of the Target Fund since December 2008 and Christopher J. Hartung, Portfolio Manager/Analyst of the Target Fund since September 2018, intend to leave Lazard Asset Management LLC (“LAM”), the current investment adviser to the Target Fund, to serve as Portfolio Managers of Terra Firma Asset Management, LLC (“Terra Firma”), a newly organized investment adviser registered with the U.S. Securities and Exchange Commission (the “SEC”) that will serve as the investment adviser to the Acquiring Fund. If the Reorganization is approved by the Target Fund shareholders, Target Fund shareholders will benefit from the continuity in portfolio management services provided by Messrs. Leupp and Hartung. In addition, the Reorganization, if approved, will allow Terra Firma to focus its marketing and distribution efforts on the Acquiring Fund. Further, the Board of Directors of LFI (the “LFI Board”) recommends that the Target Fund be reorganized as a series of TPM. If the shareholders of the Target Fund do not approve the Plan, then the Reorganization will not be implemented and the LFI Board will consider what further actions to take. As the Target Fund’s current portfolio managers are leaving LAM to start their own registered investment adviser, Terra Firma, it is currently anticipated that the Target Fund will liquidate in a taxable transaction if the Reorganization is not approved.

The Proxy Statement/Prospectus contains information that you should know before voting on the Reorganization, including additional information about the Acquiring Fund in Appendix D. The Statement of Additional Information relating to the transactions discussed herein also includes additional information about the Acquiring Fund. The Proxy Statement/Prospectus should be retained for future reference.

Question: How will the Reorganization work?

Answer: To reconstitute the Target Fund as a new series of TPM, the Acquiring Fund, which has identical investment objectives and materially identical investment strategies as those of the Target Fund, was formed. The Acquiring Fund is newly organized and has no assets or liabilities. If shareholders of the Target Fund approve the Plan, the Target Fund will transfer all of its assets to the Acquiring Fund in return for Institutional Class and Open Class shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Target Fund’s liabilities. Existing shareholders of the Target Fund will become shareholders of the Acquiring Fund and, immediately after the

Q&A-1

Reorganization, each shareholder will hold Institutional Class and Open Class shares of the Acquiring Fund with a value equal to the aggregate net asset value of the then outstanding Institutional Shares and Open Shares, respectively, of the Target Fund that the shareholder held immediately prior to the Reorganization. Subsequently, the Target Fund will cease operations and be terminated as a series of LFI.

Please refer to the Proxy Statement/Prospectus for a detailed explanation of the proposal. If the Plan is approved by shareholders of the Target Fund at the Special Meeting of Shareholders (the “Special Meeting”), the Reorganization is expected to be effective on or about June 19, 2020.

Question: How will the Reorganization affect me as a shareholder?

Answer: You will become a shareholder of the Acquiring Fund directly or through your financial intermediary. The Acquiring Fund or your financial intermediary will set up an account in your name or for your benefit, as applicable, and your account will receive Institutional Class or Open Class shares of the Acquiring Fund with a value equal to the aggregate net asset value of your Institutional Shares or Open Shares of the Target Fund held immediately prior to the Reorganization.

While the Acquiring Fund’s investment objectives are identical to those of the Target Fund and the Acquiring Fund’s investment strategies are materially identical to those of the Target Fund, and the Target Fund’s current portfolio managers will serve as portfolio managers of the Acquiring Fund, the Acquiring Fund will be advised by Terra Firma, while the Target Fund is advised by LAM. The Acquiring Fund will also have different third party service providers than the Target Fund. In addition, the Reorganization will move the assets of the Target Fund from LFI, which is a Maryland corporation, to the Acquiring Fund, a series of TPM, which is organized as a Delaware statutory trust. Therefore, as a result of the Reorganization, the Acquiring Fund will operate under the supervision of a different board and be subject to the laws of a different state.

Question: Is the investment focus of the Acquiring Fund different from that of the Target Fund?

Answer: No. The investment objectives of the Acquiring Fund are identical and the investment strategies are materially identical to those of the Target Fund.

Question: Who manages the Acquiring Fund?

Answer: The Reorganization will shift investment management responsibility for the Target Fund’s investment portfolio from LAM to Terra Firma. Terra Firma is an SEC-registered investment adviser formed in 2020 and is led by its partners, Jay. P. Leupp and Christopher J. Hartung. Mr. Leupp and Mr. Hartung currently co-manage the Target Fund. LAM is not affiliated with either Terra Firma or TPM.

Question: Will there be changes to the Board of Directors and service providers for the Acquiring Fund?

Answer: Yes. LFI and TPM have different Boards of Directors/Trustees. In addition, as a result of the Reorganization, the service providers to the Target Fund will be replaced by the service providers to the Acquiring Fund, as set forth below.

	Target Fund	Acquiring Fund
Administrator and Fund Accounting Agent	State Street Bank and Trust Company	U.S. Bancorp Fund Services, LLC
Transfer Agent	DST Asset Manager Solutions, Inc.	U.S. Bancorp Fund Services, LLC
Custodian	State Street Bank and Trust Company	U.S. Bank National Association
Distributor and Principal Underwriter	Lazard Asset Management Securities LLC	Quasar Distributors, LLC
Auditor	Deloitte & Touche LLP	Deloitte & Touche LLP
Legal Counsel	Proskauer Rose LLP	Godfrey & Kahn, S.C.

Q&A-2

Question: How will the Reorganization affect the fees and expenses I pay as a shareholder of the Target Fund?

Answer: Based on current asset levels, the fees and net expense ratio you pay as a shareholder of the Target Fund are expected to stay the same after the Reorganization. The management fee for both the Target Fund and the Acquiring Fund is 0.75% per annum of the Fund’s average daily net assets.

The Target Fund and the Acquiring Fund have each adopted a Rule 12b-1 Distribution and Service Plan (each, a “12b-1 Plan”) under which the Open Shares of the Target Fund and the Open Class shares of the Acquiring Fund bear a Rule 12b-1 fee of 0.25% per annum of the Fund’s average daily net assets for the particular share class.

The Target Fund has entered into an expense limitation agreement with LAM to waive its management fees and, if necessary, reimburse the Target Fund through May 1, 2030, to the extent total annual operating expenses exceed 1.00% and 1.25% of the average daily net assets of the Target Fund’s Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined by the SEC) fees and expenses related to filing foreign tax reclaims and extraordinary expenses. Terra Firma will execute a contractual agreement with TPM, on behalf of the Acquiring Fund, to waive its management fees and, if necessary, reimburse the Acquiring Fund through at least May 1, 2030, to ensure that total annual operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, acquired fund fees and expenses, dividends or interest expenses on short positions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) for Institutional Class shares and Open Class shares do not exceed 1.00% of the Acquiring Fund’s average daily net assets. Terra Firma may request recoupment of previously waived fees and paid expenses from the Acquiring Fund for up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursements will not cause the Acquiring Fund’s Total Annual Fund Operating Expenses, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense reimbursement; or (2) the expense limitation in place at the time of the recoupment. After May 1, 2030, there is no guarantee that Terra Firma will continue to limit the Acquiring Fund’s expenses to a certain level, and it is possible that the total fund operating expenses of the Acquiring Fund will be more than those of the Target Fund. It is currently estimated that the gross expense ratio of the Acquiring Fund will be higher than the gross expense ratio of the Target Fund for the Acquiring Fund’s first fiscal year.

Additional information regarding the fees and expenses for the Target Fund and the pro forma fees and expenses of the Acquiring Fund can be found under “Summary Comparison of the Funds - Fees and Expenses.” Additional information regarding the terms of the expense limitation agreements can be found under “Summary Comparison of the Funds - Operating Expense Limitation Agreement.”

Question: Will I own the same number of shares of the Acquiring Fund as I currently own of the Target Fund?

Answer: Although the number of Institutional Class or Open Class Shares of the Acquiring Fund you receive may differ from the number of Institutional Shares or Open Shares of the Target Fund you hold, in exchange for your shares of the Target Fund, you will receive Institutional Class or Open Class shares of the Acquiring Fund equal in value to the net asset value of your Institutional Shares or Open Shares of the Target Fund, immediately prior to the Reorganization.

Question: Will the Reorganization result in any taxes?

Answer: The Reorganization is expected to qualify as a “reorganization” within the meaning of Section 368(a) of the Code. As a condition to the closing of the reorganization, LFI, on behalf of the Target Fund, and TPM, on behalf of the Acquiring Fund, will receive an opinion from Godfrey & Kahn, S.C., counsel to TPM, to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization within the meaning of Section 368(a) of the Code. In general, the shareholders of the Target Fund will not recognize any gain or loss as a direct result of the transfer of all of the Target Fund’s assets and the assumption by the Acquiring Fund of the Target Fund’s

Q&A-3

liabilities in exchange for shares of the Acquiring Fund or as a result of the liquidation and termination of the Target Fund, and shareholders of the Target Fund will not recognize any gain or loss upon receipt of shares of the Acquiring Fund in connection with the Reorganization. Shareholders of the Target Fund should consult their own tax advisers regarding the federal, state, local, and other tax treatment and implications of the Reorganization in light of their individual circumstances.

Question: Will my tax basis change as a result of the Reorganization?

Answer: Your aggregate tax basis for federal income tax purposes of the Acquiring Fund shares you receive in the Reorganization will be the same as the basis of the Target Fund shares you held immediately before the Reorganization.

Question: Will I be charged a commission or other fee as a result of the Reorganization?

Answer: No sales loads, redemption fees, commissions or other transactional fees will be imposed on Target Fund shareholders in connection with the Reorganization.

Question: Why do I need to vote?

Answer: Your vote is needed to ensure that a quorum and sufficient votes are present at the Special Meeting so that the proposal can be acted upon. Your immediate response on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote. Your vote is very important to us regardless of the number of shares you own.

Question: How does the LFI Board recommend that I vote?

Answer: After careful consideration and upon the recommendation of LAM, the LFI Board unanimously recommends that shareholders vote “FOR” the approval of the Plan.

Question: Who is paying for expenses related to the Special Meeting and the Reorganization?

Answer: The Target Fund and Target Fund shareholders will not incur any expenses in connection with the Reorganization. Jay P. Leupp, a partner and portfolio manager at Terra Firma, the investment adviser to the Acquiring Fund, and Terra Firma, jointly and severally, will bear all direct expenses relating to the Reorganization, including the costs relating to the Special Meeting and Proxy Statement/Prospectus.

Question: Will the Reorganization affect my ability to buy and sell shares?

Answer: No. You may continue to make additional purchases or sales of the Target Fund shares directly or through your financial intermediary up to and including the day of the Reorganization, which is anticipated to be on or about June 19, 2020. Any purchases or sales of Target Fund shares made after the Reorganization will be purchases or sales of the Acquiring Fund shares. If the Reorganization is approved, your Target Fund shares will automatically be converted to Acquiring Fund shares.

Question: What will happen if the Plan is not approved by shareholders?

Answer: If shareholders of the Target Fund do not approve the Plan, then the Target Fund will not be reorganized into the Acquiring Fund and the LFI Board will consider what further actions to take with respect to the Target Fund. As the Target Fund’s current portfolio managers are leaving LAM to start their own registered investment adviser, Terra Firma, it is currently anticipated that the Target Fund will liquidate in a taxable transaction if the Reorganization is not approved.

Q&A-4

Question: How do I vote my shares?

Answer: You can vote your shares, or authorize a proxy to vote your shares, as indicated under “HOW TO VOTE OR AUTHORIZE A PROXY TO VOTE YOUR SHARES” which immediately precedes this Question and Answers section.

Question: Who do I call if I have questions?

Answer: If you have any questions regarding the proposal or the proxy card, or need assistance voting your shares, please call the Target Fund’s proxy solicitor, Broadridge Financial Solutions, Inc., toll-free at 1-800-690-6903.

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PROXY STATEMENT/PROSPECTUS

May 1, 2020
For the Reorganization of

Lazard US Realty Equity Portfolio
a series of The Lazard Funds, Inc.
c/o Lazard Asset Management LLC
30 Rockefeller Plaza | New York, New York 10112
(800) 823-6300

Into

Terra Firma US Concentrated Realty Equity Fund
a series of Trust for Professional Managers
615 East Michigan Street | Milwaukee, Wisconsin 53202
1-844-40TERRA (1-844-408-3772)
_________________________________

This combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) is being sent to you in connection with the solicitation of proxies by the Board of Directors (the “LFI Board”) of The Lazard Funds, Inc. (“LFI”), a Maryland corporation, for use at a virtual Special Meeting of Shareholders (the “Special Meeting”) of the Lazard US Realty Equity Portfolio, a series of LFI (the “Target Fund”), on June 16, 2020, at 3:00 p.m. Eastern Time. At the Special Meeting, shareholders of the Target Fund will be asked to consider and vote upon the following proposal:

To approve the Agreement and Plan of Reorganization (the “Plan”) between LFI, on behalf of the Target Fund, and Trust for Professional Managers (“TPM”), on behalf of the Terra Firma US Concentrated Realty Equity Fund (the “Acquiring Fund”), which provides for (a) the transfer of all of the assets of the Target Fund to the Acquiring Fund, in exchange solely for the Acquiring Fund’s Institutional Class shares and Open Class shares of beneficial interest having an aggregate net asset value equal to the value of the Target Fund’s net assets and the assumption by the Acquiring Fund of the liabilities of the Target Fund; (b) the distribution of the Institutional Class shares and Open Class shares of the Acquiring Fund received by the Target Fund to shareholders of Institutional Shares and Open Shares, respectively, of the Target Fund in accordance with their respective interests in the Target Fund in complete liquidation of the Target Fund; and (c) the Target Fund to be terminated as a series in LFI (the “Reorganization”).

The Special Meeting will be held in a virtual format. Shareholders will not be able to attend the Special Meeting in person, but will be able to participate remotely as described below. To participate in the Special Meeting, shareholders must register in advance by submitting the required information (described below) to Broadridge Financial Solutions Inc., the Target Fund’s proxy solicitor, at http://www.viewproxy.com/LazardUSRealtyEquity/broadridgevsm/. If a shareholder's shares are registered directly with the Target Fund in the shareholder’s name, in order to register to participate in the Special Meeting the shareholder must enter the control number found on the shareholder’s proxy card. If a shareholder's shares are held by a broker, bank or other nominee, the shareholder must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number to be submitted by the shareholder when registering for the Special Meeting. Requests for registration should be received no later than 5:00 p.m., Eastern Time, on June 15, 2020. Shareholders will receive an email confirming their registration and providing instructions for participating in the virtual Special Meeting. Shareholders may vote before or during the Special Meeting at proxyvote.com.

After careful consideration and upon the recommendation of Lazard Asset Management, LLC (“LAM”), the Target Fund’s investment adviser, the LFI Board unanimously recommends that shareholders vote “FOR” the proposal.

The Plan provides that all of the assets of the Target Fund will be transferred to the Acquiring Fund in exchange for shares of beneficial interest (“shares”) of the Acquiring Fund and the Acquiring Fund’s assumption of the Target Fund’s liabilities. Shareholders of the Target Fund will receive shares of the Acquiring Fund with a value equal to the aggregate net asset value (“NAV”) of the then outstanding shares, by class, of the Target Fund that the shareholder held immediately prior to the Reorganization in complete liquidation and termination of the Target Fund. After the Reorganization, shareholders will no longer be shareholders of the Target Fund but would become shareholders of the Acquiring Fund. The table below shows the Target Fund share classes and corresponding Acquiring Fund share classes:

Target Fund (series of The Lazard Funds, Inc.)	Acquiring Fund (series of Trust for Professional Managers)
Lazard US Realty Equity Portfolio	Terra Firma US Concentrated Realty Equity Fund
Institutional Shares	Institutional Class
Open Shares	Open Class

Pursuant to the LFI’s Bylaws and Maryland law, only the matters set forth in the notice of the meeting may be considered and voted on at the Special Meeting.  Thus, the only matter that will be considered and voted on will be the approval of the Proposal.

This Proxy Statement/Prospectus sets forth concisely the basic information you should know before voting on the proposal. You should read it and keep it for future reference.

The following documents containing additional information about the Target Fund and the Acquiring Fund, each having been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Proxy Statement/Prospectus:

•	the Statement of Additional Information relating to transactions discussed herein, dated May 1, 2020 (the “Reorganization SAI”);

•	the Prospectus of the Target Fund, dated May 1, 2020 (the “Target Fund Prospectus”);

•	the Statement of Additional Information of the Target Fund, dated May 1, 2020 (the “Target Fund SAI”); and

•	the Annual Report for the Target Fund for the fiscal year ended December 31, 2019 (the “Target Fund Annual Report”).

The Target Fund Prospectus and the Target Fund Annual Report have previously been delivered to Target Fund shareholders. The Acquiring Fund is a newly-organized open-end management company and currently has no assets or liabilities. The Acquiring Fund has been created in connection with the Reorganization for the purpose of acquiring the assets and the liabilities of the Target Fund and will not commence operations until the date of the Reorganization.

Copies of the Proxy Statement/Prospectus, Reorganization SAI, and any of the foregoing documents relating to the Target Fund are available upon request and without charge by calling the Target Fund at (800) 823-6300, visiting http://www.lazardassetmanagement.com, or writing to the Target Fund, c/o Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300. Copies of documents relating to the Acquiring Fund, when available, may be obtained upon request and without charge by writing to the Terra Firma US Concentrated Realty Equity Fund, c/o U.S. Bank Global Fund Services, or by calling (toll-free) at 1-844-40TERRA (1-844-408-3772) or visiting www.terrafirmaAM.com. The Target Fund expects that this Proxy Statement/Prospectus will be sent to shareholders on or before May 18, 2020. Shareholders should retain this Proxy Statement/Prospectus for future reference.
____________________________________________________________________________________________

No person has been authorized to give any information or make any representation not contained in this Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.
____________________________________________________________________________________________

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
____________________________________________________________________________________________

An investment in the Target Fund or the Acquiring Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in any fund involves investment risk, including the possible loss of principal.
____________________________________________________________________________________________
____________________________________________________________________________________________

PROPOSAL – TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

OVERVIEW OF THE PROPOSED REORGANIZATION

The Board of Directors of LFI (the “LFI Board”), including a majority of the Directors who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of LFI (the “Independent Directors”), proposes that shareholders of the Target Fund approve the Plan, pursuant to which the Target Fund will reorganize into the Acquiring Fund and each Target Fund shareholder will become a shareholder of the Acquiring Fund. A form of the Plan is attached to this Proxy Statement/Prospectus as Appendix A. The LFI Board considered the Reorganization at meetings held on February 20, 2020 and March 6, 2020. Based upon the recommendation of LAM, the LFI Board’s evaluation of the terms of the Plan and other relevant information presented to the LFI Board, and in light of its fiduciary duties under federal and state law, the LFI Board, including a majority of the Independent Directors, determined that the Reorganization is advisable and in the best interests of the Target Fund and that the interests of the Target Fund’s existing shareholders will not be diluted as a result of the Reorganization. See “Board Considerations” for a summary of the factors considered and conclusions drawn by the LFI Board in approving the Plan and authorizing the submission of the Plan to shareholders for approval.

To reorganize the Target Fund into a series of TPM, a fund with identical investment objectives and materially identical investment strategies as those of the Target Fund, the Acquiring Fund, which is named the “Terra Firma US Concentrated Realty Equity Fund,” has been created as a new series of TPM. If the shareholders of the Target Fund approve the Plan, the Reorganization will have these primary steps:

•All of the assets of the Target Fund will be transferred to the Acquiring Fund in exchange for Institutional Class and Open Class shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Target Fund’s liabilities;
•Immediately after the transfer of the Target Fund’s assets as provided for in the Plan, the Target Fund will distribute the Institutional Class and Open Class shares of the Acquiring Fund received by the Target Fund to the holders of Institutional Shares and Open Shares, respectively, of the Target Fund in accordance with their respective interests in the Target Fund in complete liquidation of the Target Fund; and
•The Target Fund will be terminated as a series of LFI.

Approval of the Plan will constitute approval of the transfer of the Target Fund’s assets to the Acquiring Fund, the assumption of the Target Fund’s liabilities by the Acquiring Fund, the distribution of the Acquiring Fund’s shares to Target Fund shareholders, and the liquidation and termination of the Target Fund. As a result of the Reorganization, existing shareholders of the Target Fund will become shareholders of the Acquiring Fund. Shareholders of the Target Fund will receive shares of the Acquiring Fund with a value equal to the aggregate net asset value (“NAV”) of the then outstanding shares of beneficial interest, by class, of the Target Fund that the shareholder held immediately prior to the Reorganization. No commission or other transaction fees will be charged to the Target Fund’s shareholders in connection with the Reorganization. The table below shows the Target Fund share classes and corresponding Acquiring Fund share classes:

Target Fund (series of The Lazard Funds, Inc.)	Acquiring Fund (series of Trust for Professional Managers)
Lazard US Realty Equity Portfolio	Terra Firma US Concentrated Realty Equity Fund
Institutional Shares	Institutional Class
Open Shares	Open Class

LFI believes that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”) for federal income tax purposes. If the Reorganization so qualifies, then in general, the Target Fund will not recognize any gain or loss as a result of the transfer of all of its assets and its liabilities in exchange for shares of the Acquiring Fund or as a result of its liquidation and termination, and shareholders of the Target Fund will not recognize any gain or loss upon receipt of shares of the Acquiring Fund in connection with the Reorganization. TPM, on behalf of the Acquiring Fund, and LFI, on behalf of the Target Fund, will receive an opinion from tax counsel to TPM confirming such tax treatment.

EFFECT OF THE REORGANIZATION

The primary purpose of the Reorganization is to move the investment portfolio and shareholders presently associated with the Target Fund to the Acquiring Fund.

Certain basic information about the Target Fund and Acquiring Fund is provided in the table below. The Target Fund and Acquiring Fund are sometimes referred to together as the “Funds.”

Target Fund	Acquiring Fund
Lazard US Realty Equity Portfolio, a series of The Lazard Funds, Inc. (an open-end management investment company registered with the SEC)	Terra Firma US Concentrated Realty Equity Fund, a series of Trust for Professional Managers (an open-end management investment company registered with the SEC)
Tickers: LREIX, LREOX	Tickers: TFRIX, TFREX
Fiscal year end: December 31	Fiscal year end: Same
Form of Organization: series of a Maryland corporation	Form of Organization: series of a Delaware statutory trust
Diversification status: Non-diversified	Diversification status: Same

The Reorganization will shift management responsibility for the Target Fund from LAM to Terra Firma Asset Management, LLC (“Terra Firma”). The investment objectives of the Acquiring Fund are identical to those of the Target Fund and the investment strategies of the Acquiring Fund are materially identical to those of the Target Fund. The Acquiring Fund and the Target Fund are each non-diversified for purposes of the 1940 Act. Each of the Target Fund and the Acquiring Fund invests at least 80% of its assets in equity securities (including common, convertible and preferred stocks) of US Realty Companies (defined below), as well as certain synthetic instruments related to US Realty Companies. “Realty Companies” are real estate-related companies of any size including real estate investment trusts (“REITs”), real estate operating or service companies and companies in the homebuilding, lodging and hotel industries, as well as companies engaged in the natural resources and utility industries, and other companies whose investments, balance sheets or income statements are real estate-intensive (i.e., the company’s actual or anticipated revenues, profits, assets, services or products are related to real estate. For more information about the investment objectives and investment strategies of the Target Fund and the Acquiring Fund, see “Summary Comparison of the Funds - Comparison of Principal Investment Objectives, Strategies and Policies.”

The Reorganization will not result in a change in the management or distribution fees currently paid by the Target Fund. The Target Fund pays LAM a management fee on a monthly basis at the annual rate of 0.75% of the Target Fund’s average daily net assets. The Acquiring Fund will pay Terra Firma a management fee on a monthly basis at the annual rate of 0.75% of the Acquiring Fund’s average daily net assets.

The Target Fund and the Acquiring Fund have each adopted a Rule 12b-1 Distribution and Service Plan (each a “12b-1 Plan”) under which the Open Shares of the Target Fund and the Open Class shares of the Acquiring Fund bear a Rule 12b-1 fee of 0.25% per annum of the Fund’s average daily net assets for the particular share class.

The net total expense ratios of the Acquiring Fund’s shares are expected to be the same as that of the Target Fund’s shares. The Target Fund has entered into an expense limitation agreement with LAM to waive its management fees and, if necessary, reimburse the Target Fund through May 1, 2030, to the extent total annual operating expenses exceed 1.00% and 1.25% of the average daily net assets of the Target Fund’s Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined by the SEC), fees and expenses related to filing foreign tax reclaims and extraordinary expenses. Terra Firma will execute a contractual agreement with TPM, on behalf of the Acquiring Fund, to waive its management fees and, if necessary, reimburse the Acquiring Fund through at least May 1, 2030, to ensure that total annual operating expenses (excluding any front-end or contingent deferred loads, Rule

12b-1 plan fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, acquired fund fees and expenses, dividends or interest expenses on short positions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) for Institutional Class shares and Open Class shares do not exceed 1.00% of the Acquiring Fund’s average daily net assets. Terra Firma may request recoupment of previously waived fees and paid expenses from the Acquiring Fund for up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursements will not cause the Acquiring Fund’s Total Annual Fund Operating Expenses, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense reimbursement; or (2) the expense limitation in place at the time of the recoupment. After May 1, 2030, there is no guarantee that Terra Firma will continue to limit the Acquiring Fund’s expenses to a certain level, and it is possible that the total fund operating expenses of the Acquiring Fund will be more than those of the Target Fund. It is currently estimated that gross expense ratio of the Acquiring Fund will be higher than the gross expense ratio of the Target Fund for the Acquiring Fund’s first fiscal year.

As Terra Firma is a newly registered investment adviser and has not previously served as an adviser to a mutual fund, the Acquiring Fund, but not the Target Fund, is subject to new adviser risk as a principal risk. With limited exceptions, the remaining principal risks of the Acquiring Fund and the Target Fund are the same because the principal investment strategies of the Funds are materially identical, although the disclosure of those risks may vary between the Funds. The principal risks of investing in each of the Target Fund and Acquiring Fund are: market risk; issuer risk; preferred securities risk; convertible securities risk; realty companies, real estate and REIT risk; small and mid cap companies risk; non-diversification risk; fixed income and debt securities risk; non-US securities risk; options risk; investment companies and ETF risk; securities selection risk; derivatives and hedging risk; IPO shares risk; cybersecurity risk; depositary receipts risk; emerging market risk; ETF and similar products risk; foreign currency risk; monetary, political and legislative risk; monetary policy, political and legislative risk; and mortgage-related and asset-backed securities risk. The Acquiring Fund also identifies new adviser risk, common stock/equity securities risk, management risk and real estate-related securities concentration risk as discrete principal risks but the Target Fund does not. For more information on the principal risks applicable to each of the Target Fund and the Acquiring Fund, see “Summary Comparison of the Funds - Comparison of Risks.”

Neither LFI nor LAM is affiliated with TPM or Terra Firma. The Reorganization will result in certain other changes in third party service providers, as set forth under “Summary Comparison of the Funds–Other Service Providers” below.

Shareholders will continue to be able to make additional purchases or sales of the Target Fund shares either directly with the Target Fund or through their financial intermediary up to and including the day of the Reorganization. If the Reorganization is approved, the shareholders of the Target Fund will become shareholders of the Acquiring Fund.

SUMMARY COMPARISON OF THE FUNDS

Fees and Expenses

The table below describes the fees and expenses that you pay if you buy and hold shares of the Target Fund and the pro forma fees and expenses that you may pay if you buy and hold shares of the Acquiring Fund after giving effect to the Reorganization. Expenses for the Target Fund are based on operating expenses of the Target Fund for the fiscal year ended December 31, 2019 and are current as of the date of this Proxy Statement/Prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Fund Institutional Shares	Pro-Forma Acquiring Fund Institutional Class Shares	Target Fund Open Shares	Pro-Forma Acquiring Fund Open Class Shares

Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.25%
Other Expenses	0.43%	0.64%(1)	0.38%	0.64%(1)
Total Annual Fund Operating Expenses	1.18%	1.39%	1.38%	1.64%
Fee Waiver and/or Expense Reimbursement	0.18(2)	0.39%(3)	0.13%(2)	0.39%(3)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Fund Institutional Shares	Pro-Forma Acquiring Fund Institutional Class Shares	Target Fund Open Shares	Pro-Forma Acquiring Fund Open Class Shares
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%	1.25%	1.25%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)
Reflects a contractual agreement by LAM to waive its fee and, if necessary, reimburse the Target Fund through May 1, 2030, to the extent Total Annual Fund Operating Expenses exceed 1.00% and 1.25% of the average daily net assets of the Target Fund’s Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined by the SEC), fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of LFI, upon approval by LFI Board, and LAM to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between LAM and LFI, on behalf of the Target Fund.

(3)
Pursuant to an operating expense limitation agreement between Terra Firma and TPM, on behalf of the Acquiring Fund, Terra Firma has agreed to waive its management fees and/or reimburse expenses of the Acquiring Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Acquiring Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, acquired fund fees and expenses, dividends or interest expenses on short positions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation (collectively, “Excluded Expenses”)) for the Institutional Class shares and Open Class shares do not exceed 1.00% of the Acquiring Fund’s average net assets, through at least May 1, 2030, and subject thereafter to annual re-approval of the agreement by the TPM’s Board of Trustees (the “TPM Board”). The operating expense limitation agreement may be terminated only by, or with the consent of, the TPM Board. Terra Firma may request recoupment of previously waived fees and paid expenses from the Acquiring Fund for up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursements will not cause the Acquiring Fund’s Total Annual Fund Operating Expenses, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense reimbursement; or (2) the expense limitation in place at the time of the recoupment.

The Example below is intended to help you compare the cost of investing in shares of the Target Fund with the cost of investing in shares of the Acquiring Fund after giving effect to the Reorganization. The expenses used in the Example for the Target Fund are based on operating expenses of the Target Fund for the fiscal year ended December 31, 2019. The expenses used in the Example for the Acquiring Fund are pro forma operating expenses of the Acquiring Fund for the fiscal year ended December 31, 2019, assuming the Reorganization had occurred prior to the start of the year. The Example assumes that you invest $10,000 in the Fund and then hold or redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return and that operating expenses remain the same, reflecting the expense limitation agreement that applies to each Fund as described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Target Fund Institutional Shares	$102	$318	$552	$1,225
Pro-Forma Acquiring Fund Institutional Class Shares	$102	$318	$552	$1,225
Target Fund Open Shares	$127	$397	$686	$1,511
Pro-Forma Acquiring Fund Open Class Shares	$127	$397	$686	$1,511

Performance Information

The following performance information indicates some of the risks of investing in the Open Shares of the Target Fund and the corresponding share class of the Acquiring Fund. The Acquiring Fund will not commence operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Target Fund.

The following bar chart and table provide some indication of the risks of investing in the Target Fund by showing the Target Fund’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance (the MSCI US REIT Index) and that of an index of large, mid and small cap companies engaged in the ownership, development and management of specific core property type real estate (the MSCI USA IMI Core Real Estate Index). The Target Fund commenced operations after all of the assets of an investment company advised by Grubb & Ellis Alesco Global Advisors, LLC, the Grubb & Ellis AGA U.S. Realty Fund (the “Predecessor Fund”), were transferred to the Target Fund in exchange for Open Shares of the Target Fund in a tax-free reorganization on September 23, 2011. The bar chart shows how the performance of the Target Fund’s Open Shares (or the Predecessor Fund’s Class A shares, prior to September 23, 2011) has varied from year to year over the past 10 calendar years. The table shows the average annual total returns for the Target Fund’s Open Shares (or the Predecessor Fund’s Class A shares, prior to September 23, 2011) and Institutional Shares since their respective inception dates. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Target Fund’s past performance (before and after taxes) is not necessarily an indication of how the Acquiring Fund will perform in the future.

Calendar Years Ended December 31
During the period of time shown in the bar chart, the highest quarterly return for the Open Shares of the Target Fund was 22.36% for the quarter ended December 31, 2011, and the lowest quarterly return was -17.99% for the quarter ended September 30, 2011. The calendar year-to-date total return for the Open Shares of the Target Fund as of March 31, 2020 was -23.85%.

Average Annual Total Returns for the Periods Ended December 31, 2019

	Inception Date	1 Year	5 Years	10 Years	Since Inception
Open Shares	12/31/08
Return Before Taxes		29.42%	7.02%	12.37%	16.00%
Return After Taxes on Distributions		25.24%	4.82%	9.60%	13.08%
Return After Taxes on Distributions and Sale of Fund Shares		19.62%	4.94%	9.15%	12.35%
Institutional Shares	9/26/11

Average Annual Total Returns for the Periods Ended December 31, 2019

	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes		29.73%	7.31%	N/A	12.55%
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)		24.33%	5.68%	10.58%	10.39% (Institutional Shares) 11.92% (Open Shares)
MSCI USA IMI Core Real Estate Index (reflects no deduction for fees, expenses, or taxes)		25.53%	7.48%	12.09%	12.07% (Institutional Shares) 13.49% (Open Shares)

The MSCI USA IMI Core Real Estate Index has similar investment objectives to those of the Acquiring Fund and is designed to represent the large, mid and small cap companies across U.S. equity markets engaged in the ownership, development, and management of specific core property type real estate.

After-tax returns are shown only for the Open Shares of the Target Fund. After-tax returns for the Institutional Shares of the Target Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect a Fund’s performance. Because the Acquiring Fund is newly organized, no portfolio turnover data is available. For the fiscal year ended December 31, 2019, the Target Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Comparison of Principal Investment Objectives, Strategies, and Policies

The Acquiring Fund has been created as a new series of TPM solely for the purpose of acquiring the Target Fund’s assets and continuing its business and will not conduct any investment operations until after the closing of the Reorganization.

The Target Fund and the Acquiring Fund have identical investment objectives and materially identical investment strategies, which are fully described in the table below.

The Target Fund and the Acquiring Fund’s primary investment objective is long-term capital appreciation, with current income, including interest and dividends from portfolio securities, as a secondary objective. Each of the Target Fund and the Acquiring Fund invests at least 80% of its assets in equity securities (including common, convertible and preferred stocks) of US Realty Companies (defined below), as well as certain synthetic instruments related to US Realty Companies. Each of the Target Fund and the Acquiring Fund may also invest up to 20% of its assets in investments that are not equity securities of Realty Companies, including fixed income and debt securities, mortgage related securities and other investments.

Target Fund	Acquiring Fund

Investment Objectives
The Fund’s primary investment objective is long-term capital appreciation, with current income, including interest and dividends from portfolio securities, as a secondary objective.	Identical

The Fund’s investment objectives have been adopted as non-fundamental investment policies and may be changed without shareholder approval upon 60 days’ written notice to shareholders.	Identical

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities (including common, convertible and preferred stocks) of US Realty Companies, as well as certain synthetic instruments related to US Realty Companies. Such synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments in US Realty Companies and may include warrants, rights, options and shares of ETFs.
Materially identical, except that the word “may” has been removed from the description of the Fund’s investments in synthetic instruments related to US Realty Companies.

LAM conducts proprietary quantitative, qualitative and on-site real estate analysis to select the Fund’s investments, which may include, as appropriate, research at the macroeconomic, sector, company and property level. LAM’s individual company research may consider a number of quantitative measures, including earnings growth potential, price to earnings or free cash flow multiples, price to net asset value (“NAV”) ratios, dividend yield and potential for growth, return on equity and return on assets, as well as qualitative factors such as overall business and growth strategy and quality of management.

Materially identical, except the portfolio managers, instead of LAM, conduct proprietary quantitative, qualitative and on-site real estate analysis to select the Fund’s investments, which may include, as appropriate, research at the macroeconomic, sector, company and property level. The portfolio managers conduct their own research to select the fund’s investments, based on an analysis of macroeconomic factors, real estate sectors, and individual company attributes.  Research on company level attributes may include analysis using numerical or financial measures such as earnings growth potential, price to net asset value (“NAV”) ratios, dividend yield, price to earnings ratios, among others.  More qualitative factors at the company level may also include an assessment of the company’s overall business, growth strategy, quality of management, and quality of owned properties.

“Realty Companies” are real estate-related companies of any size including, but not limited to, REITs, real estate operating or service companies and companies in the homebuilding, lodging and hotel industries, as well as companies engaged in the natural resources and utility industries, and other companies whose investments, balance sheets or income statements are real estate-intensive (i.e., the company’s actual or anticipated revenues, profits, assets, services or products are related to real estate including, but not limited to, the ownership, renting, leasing, construction, management, development or financing of commercial, industrial or residential real estate).

Materially identical, except the phrase “including, but not limited to” has been removed from the investment strategy description and the description of real-estate intensive companies has been revised to reflect “other companies whose investments, balance sheets or income statements are real-estate intensive (i.e., the company’s actual or anticipated revenues, profits, assets, services or products are related to real estate).”

LAM may use macroeconomic analysis and property sector research, including US and international economic strength, the interest rate environment, broader stock market performance and property-level real estate trends as well as traditional supply and demand analysis.

Materially identical, except the portfolio managers, instead of LAM, may use macroeconomic analysis and property sector research, including US and international economic strength, the interest rate environment, broader stock market performance and property-level real estate trends as well as traditional supply and demand analysis.

Target Fund	Acquiring Fund

Investment Objectives

The Fund considers a company to be “real estate-related” or “real estate intensive” if at least fifty percent (50%) of the company’s actual or anticipated revenues, profits, assets, services or products are related to real estate including, but not limited to, the ownership, renting, leasing, construction, management, development or financing of commercial, industrial or residential real estate.
Identical

The Fund considers a company or issuer to be a “US company” or “US issuer” or a security to be “tied economically to the US” if: (i) the company/issuer is organized under the laws of or domiciled in the US or maintains its principal place of business in the US; (ii) the security, or security of such company/issuer, is traded principally in the US; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the US or that has at least 50% of its assets in the US.
Identical

The Fund may invest in issuers of any market capitalization and securities of any maturity, and the Fund’s investments also may include securities purchased in IPOs.	Identical

The Fund also may invest up to 20% of its assets in equity and fixed income and debt securities and instruments of companies or entities (which need not be US Realty Companies), including, but not limited to, securities of non-US companies and other investment companies.
Identical

The Fund’s investments in preferred stock and convertible and fixed income and debt securities may include securities which, at the time of purchase, are rated below “investment grade” by an NRSRO, or the unrated equivalent as determined by the portfolio managers (“junk bonds”). The Fund may invest up to 20% of its assets in non-investment grade fixed income obligations (“junk bonds”).
Identical

The Fund may invest up to 5% of its assets in mortgage-related securities issued or guaranteed by US issuers, including the US government or one of its agencies or instrumentalities, or private issuers. The Fund is limited to investing in asset-backed securities issued by private issuers, and up to 5% of the Fund’s assets only.
Identical

In addition to purchasing options, the Fund may, but is not required to, write put and covered call options on securities and indexes, for hedging purposes or to seek to increase returns.	Identical

The Fund may invest in ETFs and similar products, which generally pursue a passive index-based strategy.	Identical

Target Fund	Acquiring Fund

Investment Objectives
The Fund may, but is not required to, enter into futures contracts and/or swap agreements in an effort to protect the Fund’s investments against a decline in the value of Fund investments that could occur following the effective date of a large redemption order and while the Fund is selling securities to meet the redemption request. Since, in this event, the redemption order is priced at the (higher) value of the Fund’s investments at the effective date of redemption, these transactions would seek to protect the value of Fund shares remaining outstanding from dilution or magnified losses resulting from the Fund selling securities to meet the redemption request while the value of such securities is declining. For the most part, this approach is anticipated to be utilized, if at all, if a significant percentage of Fund shares is redeemed on a single day, or other similar circumstances.
Identical

The Fund is classified as “non-diversified” under the 1940 Act, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.
Identical

A certain portion of the Fund’s assets may be held in reserves, typically invested in shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Fund. In addition, when LAM determines that adverse market conditions exist, the Fund may adopt a temporary defensive position and invest some or all of its assets in money market mutual funds and/or money market instruments. In pursuing a temporary defensive strategy, the Fund may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

For temporary defensive measures, a certain portion of the Fund’s assets may be held in reserves, typically invested in shares of a money market mutual fund. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into the Fund. The Fund has adopted a general investment policy that allows the Adviser to invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments. For longer periods of time, the Fund may hold a substantial cash position.

Comparison of Principal Risks of Investing in the Funds

The principal risks of investing in the Acquiring Fund and the Target Fund are discussed below. As Terra Firma is a newly registered investment adviser and has not previously served as an adviser to a mutual fund, the Acquiring Fund, but not the Target Fund, is subject to new adviser risk as a principal risk. With limited exceptions, the principal risks of the Acquiring Fund and the Target Fund are the same because the principal investment strategies of the Funds are materially identical, although the disclosure of those risks may vary between the Funds. The principal risks of investing in each of the Target Fund and Acquiring Fund are: market risk; issuer risk; preferred securities risk; convertible securities risk; realty companies, real estate and REIT risk; small and mid cap companies risk; non-diversification risk; fixed income and debt securities risk; non-US securities risk; options risk; investment companies and ETF risk; securities selection risk; derivatives and hedging risk; IPO shares risk; cybersecurity risk; depositary receipts risk; emerging market risk; ETF and similar products risk; foreign currency risk; monetary, political and legislative risk; monetary policy, political and legislative risk; and mortgage-related and asset-backed securities risk. The Acquiring Fund also identifies new adviser risk, common stock/equity securities risk, management risk and real estate-related securities concentration risk as discrete principal risks but the Target Fund does not.

The value of your investment in the Acquiring Fund will fluctuate, which means you could lose money. The following principal risks are applicable to both the Acquiring Fund and the Target Fund, except as otherwise noted below.

Real Estate-Related Securities Concentration Risk (Acquiring Fund only). The Fund’s investment portfolio is expected to be largely composed of securities of real estate-related companies. Because the investment objectives and strategies of the Fund are focused principally on real estate-related securities, the Fund does not intend to diversify its investments among securities from issuers in other industries. Due to this investment strategy focus, the performance of investments made by the Fund may be determined to a great extent by the current status of the real estate industry in general, or on other factors (such as interest rates and the availability of loan capital) that may affect the real estate industry, even if other industries would not be so affected. Consequently, the investment strategies of the Fund could lead to securities investment results that may be significantly different from investments in securities of other industries or sectors (e.g., technology, financial services, retail or manufacturing) or in a more broad-based portfolio generally. The Fund could lose money due to the performance of real estate-related securities even if markets generally are experiencing positive results.

Management Risk (Acquiring Fund only). The ability of the Fund to meet its investment objectives is directly related to the Adviser’s investment strategies for the Fund. The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

Common Stock/Equity Securities Risk (Acquiring Fund only). The Fund will be exposed to equity market risk through direct investments in equity securities, and its investment in other equity-linked instruments. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

New Adviser Risk (Acquiring Fund only).  Terra Firma is a newly registered investment adviser and has not previously served as an adviser to a mutual fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.
Market Risk. The Fund may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact the Fund and its investments.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk; interest rate risk; deferral and omission of distributions; subordination; call and reinvestment risk; limited liquidity; limited voting rights and special issuer redemption rights. In addition, unlike common stock, participation in the growth of an issuer may be limited.

•
Credit risk is the risk that a security held by the Fund will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

•
Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Securities with longer periods before maturity or effective durations may be more sensitive to interest rate changes.

•	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

•
Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•
During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem, its issue at par earlier than the scheduled maturity, which is generally known as call risk. If this occurs during a time of lower or declining interest rates, the Fund may have to reinvest the proceeds in lower yielding securities (and the Fund may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates). This is known as reinvestment risk.

•
Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US Government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

•
Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.

•
In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in US federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.

Convertible Securities Risk. The market value of a convertible security tends to perform like that of a regular debt security so that, if market interest rates rise, the value of the convertible security falls. Investments in rights and warrants involve certain risks including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of the Fund’s entire investment.

Realty Companies, Real Estate Investments and REITs Risk. The Fund could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of investments made by the Fund may be determined to a great extent by the current status of the real estate industry in general, or by other factors (such as interest rates and the availability of loan capital) that may affect the real estate industry, even if other industries would not be so affected. Consequently, the investment strategies of the Fund could lead to securities investment results that may be significantly different from investments in securities of other industries or sectors or in a more broad-based portfolio generally.

The risks related to investments in Realty Companies and Real Estate Investments include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.

REITS are subject to similar risks as Real Estate Investments and Realty Companies. Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of common stocks of other stocks traded on national exchanges, which may affect the Fund’s ability to trade or liquidate those securities. An investment in REITs may be adversely affected if the REIT fails to comply with applicable laws and regulations. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. The Fund generally will have no control over the operations and policies of a REIT, and they generally will have no ability to cause a REIT to take the actions necessary to qualify as a REIT.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the portfolio managers deem it appropriate.

Non-Diversification Risk. The NAV of the Fund may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Fund’s investments consisted of securities issued by a larger number of issuers.

Fixed Income and Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Fund’s investments in these securities to decline. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Fund may have to liquidate Fund securities at disadvantageous prices. Risks associated with rising interest rates are heightened given that the Federal Reserve has raised the federal funds rate several times in recent periods and may continue to increase rates in the near future. During periods of reduced market liquidity, the Fund may not be able to readily sell debt securities at prices at or near their perceived value. An unexpected increase in Fund redemption requests, including a single large request for a significant percentage of the Fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk and/or Fund expenses. Economic and other developments can adversely affect debt securities markets.

The Fund’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Fund’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some fixed-income securities may give the issuer the option to call, or redeem, the securities before their maturity. If securities held by the Fund are called during a time of declining interest rates (which is typically the case when issuers exercise options to call outstanding securities), the Fund may have to reinvest the proceeds in an investment offering a lower yield (and the Fund may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide the Fund with a certain degree of protection against rises in interest rates, although such securities will participate in any declines in interest rates as well. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause the Fund to realize income prior to the receipt of cash payments with respect to these securities.

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivative transactions.

Non-US Securities Risk. The Fund’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Fund invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Additionally, certain non- US markets may rely heavily on particular industries and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures.

The United Kingdom withdrew from the European Union (“EU”) on January 31, 2020 following a June 2016 referendum referred to as “Brexit.” Upon the United Kingdom’s departure from the EU, the United Kingdom entered a transition period until December 31, 2020 during which time a trade deal and other key agreements will be negotiated. Though the ramifications of Brexit will not be fully known for some time, the uncertainty surrounding the United Kingdom’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including decreased liquidity and increased volatility, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.

Options Risk. Writing options on securities and indexes, including for hedging purposes, may increase volatility or reduce returns, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested, and may cause the Fund to experience losses greater than if the Fund had not engaged in such transactions. Writing options is subject to many of the risks of, and can be highly sensitive to changes in the value of, the related security or index. As such, a small commitment to written options could potentially have a relatively large impact on the Fund’s performance. Purchasing options will reduce returns by the amount of premiums paid for options that are not exercised. Over- the-counter options purchased on securities and indexes are subject to the risk of default by the counterparty and can be illiquid.

Investment Companies and ETF Risk. Any investments in other investment companies and ETFs are subject to the risks of the investments of the investment companies and ETFs, as well as to the general risks of investing in investment companies and ETFs. Fund shares will bear not only the Fund’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of any other investment companies and ETFs in which the Fund invests.

Securities Selection Risk. Securities and other investments selected by the portfolio managers for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives or strategies.

Derivatives and Hedging Risk. Derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Fund investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Over-the-counter swap agreements, forward currency contracts, writing or purchasing over-the-counter options on securities (including options on ETFs and exchange-traded notes (“ETNs”)), indexes and currencies and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which the Fund may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related index, commodity, interest rate, currency, security or other reference asset. As such, a small investment could have a potentially large impact on the Fund’s performance. Purchasing options will reduce returns by the amount of premiums paid for options that are not exercised. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset.

Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the portfolio managers’ ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even when entered into for hedging purposes, may cause the Fund to experience losses greater than if the Fund had not engaged in such transactions. Future rules and regulations of the SEC may impact the Fund’s derivatives transactions as described in this prospectus.

IPO Shares Risk. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Fund’s asset base increases, IPOs may have a diminished effect on the Fund’s performance.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.

Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated. Certain countries may limit the ability to convert depositary receipts into the underlying non-US securities and vice versa, which may cause the securities of the non-US company to trade at a discount or premium to the market price of the related depositary receipt. The Fund may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of the depositary receipts with respect to the deposited securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

Emerging Market Risk. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the US. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

ETF and Similar Products Risk. Shares of ETFs and similar products such as exchange-traded notes (“ETNs”) in which the Fund may invest may trade at prices that vary from their NAVs, sometimes significantly. The shares of ETFs, ETNs and similar products may trade at prices at, below or above their most recent NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. ETNs may not trade in the secondary market, but typically are redeemable by the issuer. The Fund’s investments in ETFs and similar products are subject to the risks of investments made by the ETFs and similar products, as well as to the general risks of investing in ETFs and similar products. Fund shares will bear not only the Fund’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs and similar products in which the Fund invests. While ETNs do not have management fees, they are subject to certain investor fees. ETNs are debt securities that, like ETFs, typically are listed on exchanges and their terms generally provide for a return that tracks specified market indexes. However, unlike ETFs, ETNs are not registered investment companies and thus are not regulated under the 1940 Act. In addition, as debt securities, ETNs are subject to the additional risk of the creditworthiness of the issuer. ETNs typically do not make periodic interest payments. The Fund may be limited by the 1940 Act in the amount of its assets that may be invested in ETFs unless an ETF has received an exemptive order from the SEC on which the Fund may rely or an exemption is available. Many ETFs have received an exemptive order from the SEC providing an exemption from the 1940 Act limits on the amount of assets that may be invested in ETFs, and the Fund’s reliance on an order is conditioned on compliance with certain terms and conditions of the order, including that the Fund enter into a purchasing fund agreement with the ETF regarding the terms of the investment. If an exemptive order has not been received and an exemption is not available under the 1940 Act, the Fund will be limited in the amount it can invest in ETFs that are registered investment companies to: (1) 3% or less of an ETF’s voting shares, (2) an ETF’s shares in value equal to or less than 5% of the Fund’s assets and (3) shares of ETFs in the aggregate in value equal to or less than 10% of the Fund’s total assets.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Fund’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. Except as specifically stated for a Fund, the portfolio managers generally do not intend to actively hedge the Fund’s foreign currency exposure.

Monetary Policy, Political and Legislative Risk. The Federal Reserve has lowered the federal funds rate several times in recent periods in response to the economic disruptions caused by the current novel coronavirus (COVID-19) global pandemic. There is no way to be certain how long the Federal Reserve will keep the federal funds rate at the current level or when it will begin to raise such rate. Rate fluctuations may expose fixed-income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which could cause the value of the Fund’s investments and share price to fall. Fund redemptions also may increase, which may result in higher portfolio turnover and Fund expenses. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Other market developments can adversely affect fixed-income securities markets. Regulations and business practices, for example, have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain fixed- income securities, which could have the potential to decrease liquidity and increase volatility in the fixed- income securities markets.

Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related securities are complex instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Although certain mortgage-related securities are guaranteed by a third party (such as a US Government agency or instrumentality with respect to government-related mortgage-backed securities) or otherwise similarly secured, the market value of the security, which may fluctuate, is not secured. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage- related security may decline when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid.

The risks of asset-backed securities are similar to those of mortgage-related securities. However, asset-backed securities present certain risks that are not presented by mortgage-related securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-related securities.

Comparison of Portfolio Holdings Information

Information about the Target Fund’s calendar quarter-end portfolio holdings is available at http://www.lazardassetmanagement.com. A complete description of the Target Fund’s policies and procedures with respect to the disclosure of the Target Fund’s portfolio holdings is available in the Target Fund’s SAI, which is incorporated by reference into this Proxy Statement/Prospectus. Information about the Acquiring Fund’s quarterly portfolio holdings will be available at www.terrafirmaAM.com. In addition, the Target Fund discloses its portfolio holdings on a calendar quarter-end basis on its website accessible from https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42, no earlier than 5 business days after such quarter end. The information will remain accessible at least until the Acquiring Fund files a report as an exhibit to Form N-PORT or on Form N-CSR for the period that includes the date as of which the information was current. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Acquiring Fund’s policies and procedures with respect to the disclosure of the Acquiring Fund’s portfolio holdings is included in the Reorganization SAI.

Comparison of Funds’ Investment Restrictions and Limitations

The investment restrictions adopted by the Target Fund and the Acquiring Fund as fundamental investment restrictions (i.e., cannot be changed by the respective Fund’s Board of Directors/Trustees without affirmative shareholder approval) are materially identical and are presented in the table below. The Target Fund’s fundamental investment restrictions, as well as the Target Fund’s interpretations of those restrictions, are included in the section entitled “Investment Restrictions” in the Target Fund SAI, which is incorporated by reference into this Proxy Statement/Prospectus. The Acquiring Fund’s fundamental investment restrictions, as well as the Acquiring Fund’s interpretations of those restrictions, are also described in the Reorganization SAI.

A fundamental restriction cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares are present or represented. A non-fundamental limitation may be changed by a Fund’s Board of Directors/Trustees without shareholder approval upon 60 days’ notice to shareholders.

Target Fund Fundamental Investment Restrictions	Acquiring Fund Fundamental Investment Restrictions

Target Fund Fundamental Investment Restrictions	Acquiring Fund Fundamental Investment Restrictions
The Fund may not issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options, forward contracts, futures contracts and options thereon, swaps, short sales or other permissible investments.

Materially identical - the Fund may not issue senior securities or borrow money, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

The Fund may not purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.
Identical

The Fund may not underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its Fund securities under circumstances where it may be considered to be an underwriter under the Securities Act).
Identical

The Fund may not purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate).
Identical

The Fund may not make loans of money (except for the lending of portfolio securities, purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements).
Identical

The Fund may not invest in the securities of any one industry if as a result, more than 25% of the Fund’s total assets would be invested in the securities of such industry, except that (a) the foregoing does not apply to securities issued or guaranteed by the US Government, its agencies or instrumentalities; and (b) the Fund shall invest more than 25% of its total assets in securities of Realty Companies to the extent disclosed in the Fund's Prospectus and this SAI.
Identical

Target Fund Non-Fundamental Investment Restrictions	Acquiring Fund Non-Fundamental Investment Restrictions

None
The Fund may not make any change in its investment policy of investing at least 80% of its assets in equity securities of US Realty Companies and synthetic instruments related to US Realty Companies without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Management Comparisons

Board of Directors/Trustees

Overall responsibility for oversight of LFI rests with the LFI Board. The LFI Board is responsible for overseeing LAM and other service providers in the operations of Lazard in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and LFI’s governing documents. LFI currently has eight Directors, two of whom are “interested persons” (as that term is defined under the 1940 Act) of LFI. A list of the Directors and officers of LFI, and their present positions and principal occupations, is provided under “Management” in the Target Fund SAI, which is incorporated by reference into this Proxy Statement/Prospectus.

The business and affairs of TPM are managed by its officers under the oversight of the TPM Board. The TPM Board sets broad policies for TPM and may appoint TPM’s officers. The TPM Board oversees the performance of Terra Firma and TPM’s other service providers. TPM currently has four Trustees, one of whom is an “interested person” (as that term is defined under the 1940 Act) of TPM. A list of the Trustees and officers of TPM, and their present positions and principal occupations, is provided under the section entitled “Management of the Fund” in the Reorganization SAI.

Investment Advisers

Lazard Asset Management LLC, located at 30 Rockefeller Plaza, New York, New York 10112-6300, is an investment adviser registered with the SEC and serves as the investment adviser to the Target Fund. LAM administers the affairs of the Target Fund, subject to the oversight of the LFI Board.

Terra Firma Asset Management, LLC, located at 75 Broadway Street, Suite 202, San Francisco, CA, 94111, is an investment adviser registered with the SEC and serves as the investment adviser to the Acquiring Fund. Terra Firma is responsible for overseeing the management and business affairs of the Acquiring Fund and has discretion to purchase and sell securities in accordance with the Acquiring Fund’s objectives, policies, and restrictions, subject to the oversight of the TPM Board.

Portfolio Managers

The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds:

Target Fund	Acquiring Fund
Jay P. Leupp	Jay P. Leupp
Christopher J. Hartung	Christopher J. Hartung

Jay P. Leupp, partner and co-founder of Terra Firma, has served as a portfolio manager of the Predecessor Fund and Target Fund since inception in 2009 and 2011, respectively, and will serve as a portfolio manager of the Acquiring Fund. Previously, Mr. Leupp was a Senior Portfolio Manager on Lazard’s Global Real Estate Securities team from 2011 to 2019. Prior to joining Lazard in 2011, Mr. Leupp was the President and Chief Executive Officer (“CEO”) of Grubb & Ellis Alesco Global Advisors and served as a Senior Portfolio Manager. Prior to founding Terra Firma, Mr. Leupp served as Managing Director of Real Estate Equity Research at RBC Capital Markets (“RBC”) from 2002 to 2006. Prior to joining RBC in 2002, Mr. Leupp served as Managing Director of Real Estate Equity Research at Robertson Stephens & Co., Inc.. Mr. Leupp holds a bachelor’s degree in accounting from Santa Clara University and an MBA from Harvard University. Mr. Leupp is a member of the Board of Directors of Chaminade College Prepatory (Los Angeles) and a member of the Board of Directors of G.W. Williams Company and a member of the Board of Directors Healthcare Trust of America. He is also a member of the Santa Clara University Board of Regents and Policy Board Member of the Fisher Center for Real Estate and Urban Economics at the Haas School of Business, University of California, Berkeley.

Christopher J. Hartung, partner and co-founder of Terra Firma, has served as a co-portfolio manager of the Target Fund since 2018 and will serve as a portfolio manager of the Acquiring Fund. Previously, Mr. Hartung was a Portfolio Manager/Analyst on Lazard’s Global Real Estate Securities team from 2011 to 2019. Mr. Hartung began working in the investment field in 1990. Mr. Hartung is also currently an Executive-in-Residence at the Haas School of Business, University of California, Berkeley, and also serves as the Executive Director of the Policy Advisory Board, Fisher Center for Real Estate and Urban Economics, at the Haas School. Prior to joining Lazard in 2011, Mr. Hartung was Senior Advisor at Grubb & Ellis Alesco Global Advisors, responsible for alternative investment strategies, capital markets, product development and research. Previously, he was a Managing Director at Wells Fargo Securities/Eastdil Secured, responsible for providing investment banking services to both public and private real estate companies, including equity and debt issuance, corporate advisory and mergers & acquisitions activities. Prior to Eastdil, Mr. Hartung was a Managing Director and Group Head of Real Estate Equity Research at Banc of America Securities and also worked in Real Estate equity research and strategic planning at JP Morgan. Mr. Hartung holds a bachelor’s degree from Cornell University. Mr. Hartung has served as the Lead Independent Director, Chair of the Corporate Governance and Nominating Committee, and Member of the Audit Committee, while a Director of FelCor Lodging Trust, a public real estate investment trust. He is a full member of the Urban Land Institute, and is a past Product Council Chair, as well as an associate member of the National Associate of Real Estate Investment Trusts (NAREIT).

Jay P. Leupp and Christopher J. Hartung are primarily responsible for the day-to-day management of the assets of the Target Fund.

The Target Fund SAI, which is incorporated by reference into this Proxy Statement/Prospectus, and the Reorganization SAI provide additional information about the Fund’s portfolio managers’ compensation structure, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.

Investment Advisory Fees

Pursuant to an investment management agreement between LFI, on behalf of the Target Fund, and LAM (the “LAM Management Agreement”), the Target Fund pays LAM a management fee for the management services it provides payable monthly at the annual rate of 0.75% of the Target Fund’s average daily net assets.

Pursuant to an investment advisory agreement between TPM, on behalf of the Acquiring Fund, and Terra Firma (“Terra Firma Advisory Agreement”), the Acquiring Fund pays Terra Firma an annual advisory fee based on its average daily net assets for the advisory services it provides payable at the annual rate of 0.75% of the Acquiring Fund’s average daily net assets.

A discussion regarding the basis for the LFI Board’s approval of the LAM Management Agreement with respect to the Target Fund is available in the Target Fund’s Semi-Annual Report for the period ended June 30, 2019. A discussion regarding the basis for TPM’s approval of the Terra Firma Advisory Agreement with respect to the Acquiring Fund will be available in the Acquiring Fund’s first semi-annual or annual report to shareholders following the Reorganization.

Operating Expense Limitation Agreements

The Target Fund has entered into an expense limitation agreement with LAM to waive its management fees and, if necessary, reimburse the Target Fund through May 1, 2030, to the extent total annual operating expenses exceed 1.00% and 1.25% of the average daily net assets of the Target Fund’s Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds: (as defined by the SEC), fees and expenses relating to filing foreign tax reclaims and extraordinary expenses.

Terra Firma will execute a contractual agreement with TPM, on behalf of the Acquiring Fund, to waive its management fees and, if necessary, reimburse the Acquiring Fund through at least May 1, 2030, to ensure that total annual fund operating expenses for Institutional Class Shares and Open Class Shares do not exceed 1.00% of the Acquiring Fund’s average daily net assets (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, acquired fund fees and expenses, dividends or interest expenses on short positions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation). Terra Firma may request recoupment of previously waived fees and paid expenses from the Acquiring Fund for up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursements will not cause the Acquiring Fund’s Total Annual Fund Operating Expenses, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense reimbursement; or (2) the expense limitation in place at the time of the recoupment.

Comparison of Other Service Providers

The following table identifies the principal service providers that service the Target Fund and that are expected to service the Acquiring Fund following the Reorganization:

	Target Fund	Acquiring Fund
Administrator and Fund Accounting Agent	State Street Bank and Trust Company	U.S. Bancorp Fund Services, LLC
Transfer Agent	DST Asset Manager Solutions, Inc.	U.S. Bancorp Fund Services, LLC
Custodian	State Street Bank and Trust Company	U.S. Bank, National Association
Distributor and Principal Underwriter	Lazard Asset Management Securities LLC	Quasar Distributors, LLC
Auditor	Deloitte & Touche LLP	Deloitte & Touche LLP
Legal Counsel	Proskauer Rose LLP	Godfrey & Kahn, S.C.

Comparison of Purchase and Redemption of Shares

For both the Target Fund and the Acquiring Fund, you may purchase or redeem shares of the Fund on any day the New York Stock Exchange is open for business. You may purchase or redeem shares of the Fund either through a financial intermediary or directly from the Fund. Shares of the Target Fund that have been held for seven days or more may be exchanged for shares of the same class of another series of LFI, depending on certain arrangements of any broker or other financial intermediary associated with a shareholder’s account through which the shares of the Target Fund are held and provided that the Target Fund reserves the right to limit the number of times shares may be exchanged. The Acquiring Fund does not permit exchanges of Acquiring Fund shares.
For Target Fund shares, the minimum initial investment in or exchange into the Target Fund is $10,000 for Institutional Shares and $2,500 for Open Shares, unless the investor is a client of a securities dealer or other institution which has made an aggregate minimum initial purchase for its clients of at least $10,000 for Institutional Shares or $2,500 for Open Shares. The minimum subsequent investment is $50 for Institutional Shares and Open Shares.
For the Acquiring Fund, the minimum initial investment is $10,000 for Institutional Class shares and $2,500 for Open Class shares, except that Institutional Class shares may be offered without any minimum initial investment to certain qualifying institutional investors as described in Appendix D attached to this Proxy Statement/Prospectus. The minimum subsequent investment is $50 for Institutional Class shares and Open Class shares. The Acquiring Fund reserves the right to waive or change the minimum initial investment or minimum subsequent investment amounts at its discretion. Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.
The Acquiring Fund reserves the right to redeem Acquiring Fund accounts that are reduced to a value of less than $1,000, other than as a result of a decline in the NAV of the Acquiring Fund. The Acquiring Fund will provide a shareholder with written notice 30 calendar days prior to redeeming the shareholder’s account. A redemption by the Acquiring Fund may result in an Acquiring Fund shareholder recognizing capital gain or loss for federal income tax purposes.
For a discussion of how the Target Fund’s shares may be purchased and redeemed, as applicable, see “How to Buy Shares” and “How to Sell Shares” in the Target Fund Prospectus incorporated by reference herein. For a discussion of how the Acquiring Fund’s shares may be purchased and redeemed, as applicable, see “How to Purchase Shares” and “How to Redeem Shares” in Appendix D attached to this Proxy Statement/Prospectus.

Tax Information

Distributions shareholders receive from the Acquiring Fund generally are taxable to them as ordinary income for federal income tax purposes, except that distributions may be taxed to shareholders at long-term capital gain rates to the extent reported by the Acquiring Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state and/or local taxes. Acquiring Fund distributions may not be taxable to a shareholder that invests through a tax-advantaged retirement plan account or is a tax-exempt investor, although withdrawals from a tax-advantaged account may be subject to federal income tax.

BOARD CONSIDERATIONS

In 2011, LAM acquired Grubb & Ellis Alesco Global Advisors, LLC (“Alesco”), a registered investment adviser that focused on real estate securities and managed three registered mutual funds. Jay P. Leupp and Christopher J. Hartung, along with a number of other investment professionals from Alesco, joined LAM as a part of the acquisition, and LAM acquired the three Alesco-advised mutual funds, including the Predecessor Fund. LAM determined in late 2019 to cease offering its real estate focused strategies. Therefore, LAM recommended, and the LFI Board approved, liquidating the Target Fund.

However, before the liquidation date, Messrs. Leupp and Hartung proposed that, rather than liquidate the Target Fund, LAM and the LFI Board consider a transaction in which the Target Fund would be adopted by another mutual fund complex. Specifically, Messrs. Leupp and Hartung proposed forming Terra Firma and managing the Target Fund using the mutual fund solution (the “U.S. Bank Platform”) offered by U.S. Bank Global Fund Services (“Fund Services”). Before being adopted by LFI, the Predecessor Fund was housed on the U.S. Bank Platform. After considering the proposal, in consultation with the LFI Board, LAM determined to pursue the adoption transaction. In deciding to pursue an adoption transaction rather than a liquidation, LAM considered that an adoption would permit the Target Fund’s shareholders to continue accessing this investment strategy and team and avoid realization of taxable gains. LAM also considered that Messrs. Leupp and Hartung have experience running their own registered investment adviser and that the Target Fund was previously a part of the U.S. Bank Platform.

After deciding to pursue the adoption, LAM, on behalf of itself and the LFI Board, requested and obtained information from Terra Firma and Fund Services, in writing and orally, regarding, among other things, Terra Firma and Fund Services’ organization, financial condition, product line, service quality, legal, risk and compliance infrastructure and legal and regulatory matters. The LFI Board, including a majority of the Independent Directors, then discussed the Reorganization in principle and its material terms at a meeting held on February 20, 2020 (the “February Meeting”). At the February Meeting, the LFI Board, including a majority of the Independent Directors, approved the transaction in principle and formed an ad hoc committee (the “Committee”) to further consider the Reorganization and make a recommendation regarding approval of the Reorganization to the LFI Board. At a meeting held on March 6, 2020 (the “March Meeting”), the Committee, as well as certain other Directors, further discussed the Reorganization and considered the terms and conditions of the Plan. The Committee considered that the alternative to the Reorganization was liquidation, and, based upon information received before and at the February Meeting and at the March Meeting, determined that the Reorganization is advisable and would be in the best interests of the Target Fund and that the interests of the Target Fund’s shareholders would not be diluted as a result of the Reorganization, and recommended that the LFI Board adopt the determinations of the Committee and take all such actions as may be necessary, appropriate or convenient to authorize and approve the Plan, call a special meeting of shareholders of the Target Fund to approve the Plan and recommend that shareholders of the Target Fund vote “FOR” the approval of the Plan and the transactions contemplated thereby.

The factors considered by the Committee with regard to the Reorganization included the following:

•
That the Reorganization would permit the Target Fund’s shareholders to pursue materially identical investment goals, strategies and policies and limitations in a new fund that has the same management fee and net expense ratio as the Target Fund, while avoiding the potential realization of taxable gains that would be associated with a liquidation.

•
Terra Firma’s representation that it will focus its marketing and distribution efforts on the Acquiring Fund. In the event the Acquiring Fund’s assets grow, shareholders could potentially benefit from economies of scale and reduced costs over time (i.e., if the Acquiring Fund’s assets grow as a result of marketing and distribution efforts, the Acquiring Fund’s fixed operating expenses will be spread over a larger base of assets and the Acquiring Fund’s operating expenses could potentially fall below the Target Fund’s current net expense ratio).

•
That Messrs. Leupp and Hartung currently serve as the primary portfolio managers of the Target Fund as employees of LAM and that they will serve as the primary portfolio managers of the Acquiring Fund as employees of Terra Firma, thereby providing continuity of investment management.

•	That the Predecessor Fund was previously housed on the U.S. Bank Platform and that the Acquiring Fund will be housed on the U.S. Bank Platform.

•
That the material terms of Terra Firma’s investment management agreement for the Acquiring Fund are substantially similar to the material terms of LAM’s investment management agreement for the Target Fund.

•	Terra Firma’s contractual undertaking to limit the annual operating expenses of the Acquiring Fund at the same levels as the Target Fund and for the same ten-year term.

•
That the costs and expenses incurred directly in connection with the Reorganization will be borne solely by Jay P. Leupp and Terra Firma, jointly and severally, and not the Target Fund, including legal fees and costs of the Target Fund’s shareholders meeting.

•
That Messrs. Leupp and Hartung do not anticipate sales of portfolio securities, other than in the ordinary course, before consummation of the Reorganization, meaning there should be little to no transaction costs associated or recognition of capital gains by the Target Fund in connection with the Reorganization.

•
That at least 75% of the members of the TPM Board are not “interested persons” (as defined in the 1940 Act) of Terra Firma and that, for a period of three years after the closing date of the Reorganization, any vacancies will be filled in a manner that maintains such composition.

•	The governance structure of the TPM Board, the compliance program and the service providers rendering core services to the Acquiring Fund.

•
The representation of Terra Firma to the LFI Board that, for a period of two years after the closing date of the Reorganization, neither Terra Firma nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Fund (or any successor)) will recommend that the TPM Board take any action that reasonably could be deemed to impose an “unfair burden” (within the meaning of Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated by the Plan.

•
That the Reorganization is expected to be a reorganization within the meaning of Section 368(a) of the Code, and therefore will constitute a tax-free reorganization and there will be no gain or loss recognized by the Target Fund or the Target Fund’s shareholders for federal income tax purposes as a result of the Reorganization.

Accordingly, the LFI Board, including a majority of the Independent Directors, acting by unanimous written consent and based on the recommendations of the Committee, determined that the Reorganization is advisable and in the best interests of the Target Fund and that the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization, approved the Reorganization, subject to the approval of “a majority of the outstanding voting securities” (as such term is defined in the 1940 Act) of the Target Fund, and recommends that shareholders of the Target Fund vote “FOR” the approval of the Plan and the transactions contemplated thereby. The LFI Board’s determinations were conditioned on the satisfactory completion of certain due diligence that was not yet available due to the concurrent consideration of the Reorganization and the formation of Terra Firma and the Acquiring Fund. On

April 13, 2020, LAM provided the LFI Board with a written representation that the due diligence had been satisfactorily completed.

KEY INFORMATION ABOUT THE PROPOSED REORGANIZATION

Shareholders of the Target Fund are being asked to approve the Plan, which sets forth the terms and conditions under which the Reorganization will be implemented. Material provisions of the Plan are summarized below; however, for more information please refer to Appendix A.

The Plan

Pursuant to the Plan, the Reorganization will consist of the transfer of all of the Assets of the Target Fund to the Acquiring Fund in exchange solely for the Acquiring Fund’s Institutional Class shares and Open Class shares of beneficial interest having an aggregate net asset value equal to the value of the Target Fund’s net assets and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, and the distribution of the Institutional Class shares and Open Class shares of the Acquiring Fund received by the Target Fund to the shareholders of Institutional Shares and Open Shares, respectively, of the Target Fund in accordance with their respective interests in the Target Fund in complete liquidation of the Target Fund, all upon the terms and conditions set forth in the Agreement. Shares will be held in book entry form only.

All computations of value with respect to both the Target Fund and the Acquiring Fund shall be made by U.S. Bank Global Fund Services, in its capacity as accounting agent for the Acquiring Fund. Such computations shall be evaluated by Terra Firma, in its capacity as investment adviser for the Acquiring Fund, in consultation with LAM. Such computations shall be subject to confirmation by the Target Fund’s and Acquiring Fund’s respective transfer agents and independent registered public accounting firms. Jay P. Leupp, a partner and portfolio manager at Terra Firma, the investment adviser to the Acquiring Fund and Terra Firma, jointly and severally, will bear all of the expenses related to the Reorganization, including expenses related to the Special Meeting and solicitation of proxies, preparing and filing the registration statement that includes this Proxy Statement/Prospectus, and the cost of copying, printing, and mailing proxy materials. LAM will not receive any payments or other consideration in connection with the Reorganization

The Reorganization is subject to the satisfaction of the conditions set forth in the Plan, including but not limited to the approval of the Plan by the shareholders of the Target Fund and the receipt of a legal opinion from Godfrey & Kahn, S.C., counsel to TPM, with respect to certain tax matters (see “Federal Income Tax Consequences of the Reorganization,” below). Assuming satisfaction of the conditions in the Plan (or waiver of a condition to the extent permissible under the Plan), the closing date of the Reorganization is expected to be on or about June 19, 2020, or another date agreed to by LFI and TPM. The Plan may be amended or terminated and the Reorganization abandoned at any time by mutual consent of LFI, on behalf of the Target Fund, and TPM, on behalf of the Acquiring Fund.

Pursuant to the Plan, TPM represents that at least 75% of the members of the TPM Board are not “interested persons” (as defined in the 1940 Act) of Terra Firma or LAM and that, for a period of three (3) years after the closing date of the Reorganization, any vacancies will be filled in a manner that maintains such composition; and (b) Terra Firma agrees that for a period of two (2) years after the closing date of the Reorganization, neither Terra Firma nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Fund (or any successor)) will recommend that the TPM Board take any action that reasonably could be deemed to impose an “unfair burden” (within the meaning of Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated by the Plan.

Federal Income Tax Consequences of the Reorganization

The following is a general summary of the material federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change. This discussion is limited to U.S. persons who hold shares of the Target Fund as capital assets for federal income tax purposes. Shareholders of the Target Fund who are not U.S. persons are strongly urged to consult their own tax advisors with respect to the particular tax consequences of the Reorganization and of an investment in the shares of the Acquiring Fund. This summary does not address all of the federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. Because the foregoing discussion only relates to the federal income tax consequences of the proposed Reorganization, shareholders should consult their tax advisors as to state, local and foreign and other tax consequences, if any, of the proposed Reorganization.

The Reorganization is intended to qualify as a tax-free reorganization within the meaning of Section 368(a) of the Code. As a condition to the Reorganization, LFI, on behalf of the Target Fund and TPM, on behalf of the Acquiring Fund, have requested an opinion of Godfrey & Kahn, S.C., counsel to TPM, substantially to the effect that with respect to the Reorganization, based on certain assumptions, the terms of the Plan and representations set forth in the Plan or otherwise provided by the Target Fund and the Acquiring Fund and on the basis of the existing provisions of the Code, current administrative rules and court decisions, conditioned on consummation of the Reorganization in accordance with the Plan, and with all defined terms not otherwise defined herein defined as in the Plan, for federal income tax purposes:

1.
the Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and the Acquiring Fund and the Target Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

2.
no gain or loss will be recognized by the Target Fund upon the transfer of all of the Assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities, or upon the distribution of Acquiring Fund Shares to the Target Fund Shareholders in exchange for their Target Fund Shares in complete liquidation of the Target Fund pursuant to the Reorganization;

3.	no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities;

4.
no gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Target Fund Shares for the Acquiring Fund Shares in the Reorganization (including fractional shares to which they may be entitled);

5.
the aggregate tax basis of the Acquiring Fund Shares received by each Target Fund Shareholder (including fractional shares to which they may be entitled) pursuant to the Reorganization will be equal to the aggregate tax basis of the Target Fund Shares held by such Target Fund Shareholder immediately prior to the Reorganization;

6.
the holding period of the Acquiring Fund Shares received by each Target Fund Shareholder (including fractional shares to which they may be entitled) will include the period during which the Target Fund Shares surrendered in exchange therefor were held by the such Target Fund Shareholder, provided that the Target Fund Shares were held as a capital asset at the Effective Time;

7.	the tax basis of each Asset acquired by the Acquiring Fund will be the same as the tax basis of such Asset immediately prior to the transfer thereof; and

8.	the holding period of each Asset received by the Acquiring Fund will include the period during which that Asset was held by the Target Fund.
No opinion will be expressed as to whether any gain or loss will be recognized (1) on assets in which gain or loss recognition is required by the Code even if the transaction otherwise constitutes a nontaxable transaction, (2) on “Section 1256 contracts” as defined in Section 1256(b) of the Code, (3) on stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, (4) as a result of the closing of the tax year of the Target Fund, or (5) upon termination of a position. In addition, no opinion will be expressed as to any other federal, estate, gift, state, local, or foreign tax consequences that may result from the Reorganization.

The delivery of such opinion is conditioned upon receipt by Godfrey & Kahn, S.C., counsel to TPM, of representations it shall request of TPM on behalf of the Acquiring Fund and of LFI on behalf of the Acquired Fund.

An opinion of counsel is not binding on the IRS or the courts and neither the Target Fund nor the Acquiring Fund has sought a ruling with respect to the tax treatment of the Reorganization. The opinion of counsel, if delivered, will be based on the Code, regulations issued by the Treasury Department under the Code, court decisions, and administrative pronouncements issued by the IRS with respect to all of the foregoing, all as in effect on the date of the opinion, and all of which may be repealed, revoked or modified thereafter, possibly on a retroactive basis.

Description of the Acquiring Fund’s Shares

Shares of the Acquiring Fund issued to the shareholders of the Target Fund pursuant to the Reorganization will be validly issued, fully paid, and non-assessable when issued in accordance with the Plan and will be transferable without restriction and will have no preemptive or conversion rights.

Capitalization

The capitalization of the Target Fund as of March 31, 2020 and the Acquiring Fund’s pro forma combined capitalization as of that date, after giving effect to the Reorganization are as follows:

(unaudited)	Target Fund Institutional Shares	Target Fund Open Shares	Pro forma Acquiring Fund Institutional Class Shares	Pro forma Acquiring Fund Open Class Shares
Net Assets	$7,621,597.10	$23,405,781.66	$7,621,597.10	$23,405,781.66
Shares Outstanding	526,900.113	1,610,506.114	526,900.113	1,610,506.114
Net Asset Value per Share	$14.46	$14.53	$14.46	$14.53

ADDITIONAL INFORMATION ABOUT THE FUNDS

General

For a general discussion of the operation and organization of the Target Fund, see the Target Fund’s SAI, which is incorporated by reference herein. For a general discussion of the operation and organization of the Acquiring Fund, see “The Trust” in the Reorganization SAI.

Comparison of Business Structure and Organizational Documents

The following is only a discussion of certain principal differences between the governing documents for TPM, a Delaware statutory trust of which the Acquiring Fund is a series, and LFI, a Maryland corporation of which the Target Fund is a series, and is not a complete description of the Trust’s or LFI’s governing documents.

Organization and Capital Structure. TPM is a Delaware statutory trust (a “DST”) organized under the Delaware Statutory Trust Act (the “Delaware Act”). TPM’s operations are governed by its Declaration of Trust (the “DE Declaration”) and its By-Laws (its “DE By-Laws”), and its business and affairs are managed under the supervision of its Board of Trustees.

Interests in the Acquiring Fund are represented by shares of beneficial interest each with a par value of $0.001. The DE Declaration authorizes an unlimited number of shares, including fractional shares, which may be divided into separate and distinct series or classes. These series and classes will have the rights, powers and duties set forth in the DE Declaration or as specified in resolutions of TPM’s Board of Trustees.

LFI is a Maryland corporation and is governed both by the Maryland General Corporation Law (the “MGCL”) and its Charter (as defined in Section 1-101(f) of the MGCL) (the “Lazard Charter”) and By-Laws (the “Lazard By-Laws”). The Target Fund has authorized common stock of 300 million shares, $0.001 par value per share, which are further classified as Open Shares (100 million), Institutional Shares (100 million) and R6 shares (100 million). Some of the key provisions of the MGCL and the Lazard Charter and Lazard By-Laws are summarized below.

LFI’s shares may be divided into separate and distinct series or classes. The series and classes shall have the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemptions as set forth in the Lazard Charter.

Meetings of Shareholders and Voting Rights. The Delaware Act does not require annual shareholder meetings. The DE By-Laws authorizes the calling of a shareholder meeting by the Board, President or Secretary, under certain circumstances. A shareholder meeting shall be called by the Board of Trustees at the request of holders of 10% or more of the outstanding shares entitled to vote at such meeting. Neither the DE Declaration nor the DE By-Laws require a Fund to hold an annual shareholder meeting.

The DE Declaration generally provides that each full share of a Fund is entitled to one vote and each fractional share is entitled to a fractional vote. All shares of a Fund entitled to vote on a matter shall vote in the aggregate without differentiation between shares of separate series or classes. With respect to any matter that affects only the interests of some but not all series or classes, or where otherwise required by the 1940 Act, only the shareholders of the affected series or classes shall be entitled to vote on the matter.

The DE Declaration provides that 331/3% of the outstanding shares of a series or class, as applicable, entitled to vote at a meeting, which are present in person or represented by proxy, shall constitute a quorum at the meeting, except when a larger quorum is required by the DE Declaration or applicable law. Except when a larger vote is required by any provision of the 1940 Act, the DE Declaration or DE By-Laws, in all matters other than the election of Trustees, shareholders may approve a proposal by a majority of votes cast. Trustees are elected by a plurality of votes cast. Where a separate vote by series or class is required, these voting requirements apply to those separate votes. There is no cumulative voting in the election of Trustees.

The MGCL generally requires an annual shareholder meeting. However, under the MGCL if the charter or bylaws of a corporation registered under the 1940 Act so provides, then the corporation is not required to hold an annual meeting in any year in which the election of directors is not required to be acted upon under the 1940 Act. The Lazard By-Laws includes such a provision, permitting LFI to forgo an annual meeting of shareholders in any year when directors are not being elected. The Lazard Charter and Lazard By-Laws each provide that the presence in person or by proxy of the holders of shares entitled to cast one-third of the votes entitled to be cast (without regard to class) shall constitute a quorum at any meeting of the shareholders, except with respect to any matter which, under applicable statutes or regulatory requirements or the Lazard Charter, requires approval by a separate vote of one or more classes of stock, in which case the presence in person or by proxy of the holders of shares entitled to cast one-third of the votes entitled to be cast on the matter shall constitute a quorum. The Lazard Charter provide that shareholders are entitled to one vote for each whole share that they own, and a proportionate fractional vote for each fractional share that they hold. When a quorum is present at a meeting, a majority of the votes cast on any matter shall determine whether or not such matter is approved, except (i) when a larger vote is required by any provision of its governing documents or by applicable law and (ii) with regard to the election of directors, which shall be determined by a plurality of the votes cast on the matter.

The Lazard Charter provides that, notwithstanding any provision of the MGCL requiring a greater proportion than a majority of the votes of all classes or of any class of LFI stock entitled to be cast in order to take or authorize any action, any such action may be taken or authorized upon the concurrence of a majority of the aggregate number of votes entitled to be cast thereon.

Liability of Shareholders. Consistent with the Delaware Act, the DE Declaration provides that no Fund shareholder, as such, shall be subject to any personal liability whatsoever to any person in connection with the property, acts, obligations or affairs of TPM or any series.

The MGCL provides that the shareholders of a Maryland corporation generally are not personally liable for obligations of the corporation.

Liability Among Series. The DE Declaration also provides that each series of TPM shall be separate and distinct from any other series of the Trust and shall hold and account for the assets and liabilities belonging to any series separately from the assets and liabilities of TPM or any other series. Each class of a series of TPM shall be separate and distinct from any other class of that series.

The Lazard Articles provide that the assets and liabilities of a particular series shall be separate from any other series. All persons extending credit to, contracting with, or having any claim against a particular series of LFI shall look only to the assets of that particular series for payment of the credit, contract or claim.

Dividends and Other Distributions. The DE Declaration provides that the shareholders of any series or class of TPM shall be entitled to receive dividends and other distributions when, if and as declared by its Board of Trustees. The right of TPM’s shareholders to receive dividends or other distributions on shares of any class may be set forth in a plan adopted by TPM’s Board of Trustees pursuant to the 1940 Act.

The Lazard Charter provide that the dividends and distributions of investment income and capital gains with respect to each class of stock of the Corporation shall be in such amounts as may be authorized from time to time by the LFI Board and declared by LFI.

Election of Trustees; Terms; Removal. Under the DE Declaration, each Trustee shall hold office for the lifetime of the Trust; except (a) that any Trustee may resign his trust by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired or who has died, becomes physically or mentally incapacitated by reason of illness or otherwise, or is otherwise unable to serve, may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) that a Trustee may be removed at any meeting of the shareholders of the Trust by a vote of shareholders owning at least two-thirds of the outstanding shares of the Trust.

The Lazard By-Laws provide that each Director shall be elected to hold offices at the annual meeting of shareholders by a plurality of the votes cast in the matter, and each Director shall hold office until the next annual meeting of shareholders or until his successor is elected and qualifies. Any Director may resign at any time upon written notice to the Corporation.

There is no cumulative voting for the election of Trustees of TPM or Directors of LFI. The governing instruments for both TPM and LFI provide a mechanism for the respective Boards to fill vacancies.

Liability of Trustees and Officers; Indemnification. The DE Declaration provides that neither a Trustee nor an officer of TPM, when acting in such capacity, shall be personally liable to any person other than TPM or the shareholders for any act, omission or obligation of TPM, any Trustee or any officer of TPM.  Neither a Trustee nor an officer shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee or as an officer of TPM, provided that nothing contained herein or in the Delaware Act shall protect any Trustee or any officer against any liability to TPM or to the shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of such Trustee or officer.

Each Trustee or officer of TPM shall be indemnified by TPM to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having been such a Trustee or officer, and against amounts paid or incurred by them in the settlement thereof.

To the full extent that limitations or liability of directors and officers are permitted by the MGCL, no director or officer of LFI shall have any liability to LFI or its shareholders.

The Lazard Charter and Lazard By-Laws each provides that LFI shall indemnify and advance expenses to its currently acting and its former Directors to the full extent that indemnification of directors is permitted by the MGCL and that LFI shall indemnify and advance expenses to its officers to the same extent as its Directors and may do so to such further extent as is consistent with law.

Preemptive, Dissenter’s and Other Rights. The DE Declaration provides that shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by TPM.

The Lazard Charter does not provide shareholders any preemptive right to purchase or subscribe for any shares.

Amendments to Organizational Documents. The DE Declaration may be amended or restated at any time by a written instrument signed by a majority of TPM’s Board of Trustees and, if legally required, by approval of the amendment by shareholders. The DE By-Laws may be amended, restated or repealed solely by a majority vote of the Trustees (and not by a vote of the shareholders), provided that no restatement, amendment, supplement or repeal hereof shall conflict with the Declaration of Trust.

The Lazard Charter may be amended in the manner prescribed by the laws of the State of Maryland.

Inspection Rights. The DE By-Laws provides that Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of TPM or any of its series shall be open to the inspection of the shareholders; and no shareholder shall have any right to inspect any account or book or document of TPM except as conferred by law or otherwise by the Trustees.

The Lazard Charter provides that the Directors may from time to time determine to what extent, at what times and places, and under what conditions and regulations the accounts, books and records of LFI, or any of them, shall be open to the inspection of the shareholder, and no shareholder shall have any right to inspect any account; book or document of LFI except as conferred by statute or as authorized by the LFI Board.

Dissolution and Termination. Under the DE Declaration, any series of TPM or TPM may be terminated by the Trustees by written notice to the shareholders, subject to any necessary shareholder, Trustee or regulatory approval.

The LFI Charter provides that LFI may at any time redeem all of the outstanding shares of any class of stock at the net asset value thereof without a vote of shareholders.

Pricing of Fund Shares

For information on how the NAV per share of the Target Fund is calculated, see “Determination of Net Asset Value” in the Target Fund Prospectus, which is incorporated by reference herein. For information on how the NAV per share of the Acquiring Fund is calculated, see “Share Price” in Appendix D attached to this Proxy Statement/Prospectus.

Dividends, Other Distributions, and Taxes

The following is not intended to be a full discussion of federal, state and local tax considerations and the effects of income tax laws. You are urged to consult your own tax adviser.

Income dividends of the Target Fund and the Acquiring Fund are anticipated to be paid annually. Net capital gains of the Target Fund and the Acquiring Fund, if any, are normally distributed annually but may be distributed more frequently.

Distributions of the Target Fund’s and the Acquiring Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain and net gain from foreign currency transactions), if any, are generally taxable to each Fund’s shareholders as ordinary income. Distributions of the Target Fund’s and the Acquiring Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain.
Dividends and distributions of the Target Fund are reinvested in additional shares of the same share class of the Target Fund at the NAV on the ex-dividend date, and credited to the shareholder’s account on the payment date or, at the shareholder’s election, paid in cash.
All distributions by the Acquiring Fund will be reinvested in additional Acquiring Fund shares unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Acquiring Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Acquiring Fund shares, while receiving distributions of net investment income in cash.
Shareholders of the Target Fund and the Acquiring Fund are taxed in the same manner whether they elect to receive distributions in cash or reinvest them in additional shares of the Target Fund or the Acquiring Fund.
If you wish to change your distribution election after the Reorganization, you may write to or call the Acquiring Fund’s transfer agent in advance of the payment date of a distribution. However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Acquiring Fund’s transfer agent has received the request.
Because the REITs in which the Target Fund and Acquiring Fund invest do not provide complete information about the taxability of their distributions until after the calendar year-end, the Funds may not be able to determine how much of their distributions are taxable to shareholders until after the January 31st deadline for issuing Form 1099-DIV. As a result, the Acquiring Fund may request permission from the Internal Revenue Service each year for an extension of time to issue Form 1099-DIV until February 28th.
For a discussion of the Target Fund’s policies with respect to dividends and distributions, and federal income tax considerations, see “Account Policies, Dividends and Taxes” in the Target Fund Prospectus, which is incorporated by reference herein. For a discussion of federal income tax considerations related to the Acquiring Fund, see “Federal Income Tax Matters” in the Reorganization SAI.

Frequent Purchases and Redemptions

For a discussion of the Target Fund’s policies with respect to frequent purchases and redemptions, see “Market Timing/Excessive Trading” in the Target Fund Prospectus, which is incorporated by reference herein. For a discussion of the Acquiring Fund’s policies with respect to frequent purchases and redemptions, see “Tools to Combat Frequent Transactions” in Appendix D attached to this Proxy Statement/Prospectus.

Purchases Through Broker-Dealers and Other Financial Intermediaries

If shareholders purchase shares of the Target Fund or Acquired Fund through a broker-dealer or other financial intermediary, the Funds and their related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment. Shareholders should ask their salespersons or visit their financial intermediary’s website for more information.

Financial Information

For certain financial information about the Target Fund, see “Financial Highlights” which is appended to this Proxy Statement/Prospectus as Appendix B.

VOTING INFORMATION

RECORD DATE, VOTING RIGHTS, AND VOTES REQUIRED

Proxies are being solicited from the shareholders of the Target Fund by the LFI Board for the Special Meeting to be held virtually on June 16, 2020, at 3:00 p.m. Eastern Time, or at such later time made necessary by adjournment. Unless revoked, all valid proxies will be exercised in accordance with the specification thereon or, in the absence of specifications, “FOR” approval of the Plan.

The LFI Board has fixed the close of business on March 31, 2020 as the record date (the “Record Date”) for the determination of shareholders entitled to notice of and to vote at the Special Meeting and any adjournments thereof. Shareholders of record as of the Record Date will be entitled to one vote for each share held and to a proportionate fractional vote for each fractional share held. As of the Record Date, the total number of issued and outstanding shares of the Target Fund was 526,900 and 1,610,506 of the Institutional Shares and Open Shares, respectively. Shareholders of record who owned five percent or more of the shares of the Target Fund as of the Record Date are set forth on Appendix C to this Proxy Statement/Prospectus. Approval of the Plan will require the affirmative vote of the lesser of: (a) 67% of the Target Fund’s shares present at the Special Meeting, if the holders of more than 50% of the Target Fund’s outstanding shares are present in person or represented by proxy; or (b) more than 50% of the Target Fund’s outstanding shares. Virtual attendance at the Special Meeting constitutes in person attendance for purposes of calculating the required vote.

HOW TO VOTE OR AUTHORIZE A PROXY TO VOTE YOUR SHARES

YOUR VOTE IS IMPORTANT
NO MATTER HOW MANY SHARES YOU OWN
We urge you to vote your shares or authorize a proxy to vote your shares. Your prompt vote may save the Target Fund the necessity of further solicitations to ensure a quorum at the Special Meeting. You may authorize a proxy to cast your vote by mail, by the internet, and by automated touchtone as set forth below:

•
Mail: To authorize your proxy by mail, check the appropriate voting box on your proxy card, sign and date the card and return it in the enclosed postage-prepaid envelope. If you sign, date, and return the proxy card but give no voting instructions, the proxies will vote FOR the proposal.

The options below are available 24 hours a day / 7 days a week.

•	Internet: The web address and instructions for online proxy authorization can be found on the enclosed proxy card. You will be required to provide your control number found on your proxy card.

•	Automated Touchtone: The toll-free number for automated touchtone telephone proxy authorization can be found on the enclosed proxy card. You must have the control number found on your proxy card.

If you have any questions regarding the proposal, the proxy card, or need assistance voting your shares, please contact the Target Fund’s proxy solicitor, Broadridge Financial Solutions, Inc. at 1-800-690-6903. You may be contacted by Broadridge Financial Solutions, Inc. to remind you to vote.
If you can attend the Special Meeting and wish to vote your shares at that time, you will be able to do so. If you hold your shares in “street name” through a broker, bank or other nominee, you should contact your nominee about voting at the Special Meeting.

PROXIES

All proxies solicited by the LFI Board that are properly executed and received by the Secretary prior to the Special Meeting, and are not revoked, will be voted at the Special Meeting. A proxy with respect to shares held in the name of two or more persons is valid if executed by any one of them unless at or prior to its use the Target Fund receives written notification to the contrary from any one of such persons. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy, it will be voted “FOR” the matters specified on the proxy. All shares that are voted and votes to “ABSTAIN” will be counted towards establishing a quorum.

You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a subsequent later dated proxy or a written notice of revocation to the Target Fund. You may also give written notice of revocation at the Special Meeting. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

QUORUM AND ADJOURNMENTS

One-third of the outstanding shares of the Target Fund will be considered a quorum for the transaction of business. Virtual attendance at the Special Meeting constitutes in person attendance for purposes of calculating a quorum. If a quorum of shareholders of the Target Fund is not present at the Special Meeting, or if a quorum is present but sufficient votes to approve the Reorganization described in this Proxy Statement/Prospectus are not received, the chairman of the Special Meeting may adjourn the Special Meeting of the Target Fund one or more times to permit further solicitation of proxies. Any business that might have been transacted at the Special Meeting with respect to the Target Fund may be transacted at any such adjourned session(s) at which a quorum is present. Pursuant to the LFI’s Bylaws and Maryland law, only the matters set forth in the notice of the meeting may be considered and voted on at the Special Meeting.  Thus, the only matter that will be considered and voted on will be the approval of the Proposal.

EFFECT OF ABSTENTIONS AND BROKER “NON-VOTES”

All proxies voted, including abstentions, will be counted toward establishing a quorum. Accordingly, abstentions will have the same effect as votes against the proposal. As the only proposal on the agenda is a non-routine item, there will not be any broker non-votes.

SOLICITATION OF PROXIES

The Target Fund expects that the solicitation of proxies will be primarily by mail and telephone. The solicitation also may include facsimile, Internet, or oral communications. Broadridge Financial Solutions, Inc. has been retained to aid in the solicitation of proxies, at an anticipated cost of approximately $44,948, exclusive of printing costs. Jay P. Leupp and Terra Firma, jointly and severally, will bear the expenses relating to the Reorganization, including the costs of retaining Broadridge Financial Solutions, Inc.

OTHER INFORMATION

OTHER BUSINESS

The LFI Board knows of no other business to be brought before the Special Meeting. Pursuant to the LFI’s Bylaws and Maryland law, only the matters set forth in the notice of the meeting may be considered and voted on at the Special Meeting. Thus, the only matter that will be considered and voted on will be the approval of the Proposal.

APPRAISAL RIGHTS

Shareholders will have no appraisal rights in connection with the Reorganization.

NEXT MEETING OF SHAREHOLDERS

The Target Fund does not hold regular meetings of shareholders. Shareholders wishing to submit proposals for inclusion in a Proxy Statement/Prospectus for a subsequent meeting of shareholders should send their written proposals to the Secretary of LFI, c/o Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300 within a reasonable time before the proxy materials for the next meeting are sent to shareholders. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of Lazard within a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that the proposal will be included.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Fund in connection with the Reorganization and the federal income tax consequences of the Reorganization will be passed upon by Godfrey & Kahn, S.C.

INFORMATION FILED WITH THE SEC

The Target Fund and the Acquiring Fund are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports and other information, including proxy materials, with the SEC. Reports and other information filed by LFI and TPM may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.

APPENDIX A - AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (“Agreement”) is made as of April 23, 2020, by and between Trust for Professional Managers, a Delaware statutory trust (“TPM”), on behalf of its series, the Terra Firma US Concentrated Realty Equity Fund (the “Acquiring Fund”), and The Lazard Funds, Inc., a Maryland corporation (“LFI”), on behalf of its series, the Lazard US Realty Equity Portfolio (the “Target Fund” and, together with the Acquiring Fund, the “Funds”). Other than the Acquiring Fund and the Target Fund, no other series of either TPM or LFI are subject to this Agreement. Lazard Asset Management LLC, a limited liability company organized under the laws of the State of Delaware (“Lazard Asset Management”), joins this Agreement solely for purposes of paragraph 4.3, Terra Firma Asset Management, LLC, a limited liability company organized under the laws of the State of California (“Terra Firma”), joins this Agreement solely for purposes of paragraphs 4.4, 5.11, 7.3 and 8.2 and Jay P. Leupp, in his individual capacity, joins this Agreement solely for purposes of paragraphs 7.3 and 8.2.

WHEREAS, the reorganization will consist of the transfer of all of the Assets (as defined in paragraph 1.2) of the Target Fund to the Acquiring Fund in exchange solely for the Acquiring Fund’s Institutional Class shares and Open Class shares (collectively, the “Acquiring Fund Shares”) of beneficial interest having an aggregate net asset value equal to the value of the Target Fund’s net assets and the assumption by the Acquiring Fund of the Liabilities (as defined in paragraph 1.3) of the Target Fund, and the distribution of the Institutional Class shares and Open Class shares of the Acquiring Fund received by the Target Fund to the shareholders of Institutional Shares and Open Shares, respectively, of the Target Fund in accordance with their respective interests in the Target Fund in complete liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”);

WHEREAS, this Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of the regulations under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”), and the Reorganization is intended to qualify as a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code;

WHEREAS, the Acquiring Fund is a series of TPM, an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Target Fund is a series of LFI, an open-end management investment company registered pursuant to the 1940 Act;

WHEREAS, the Acquiring Fund is newly organized for the purpose of acquiring the Assets and assuming the Liabilities of the Target Fund;

WHEREAS, the Acquiring Fund is, and will be at the time of the Closing (as defined in paragraph 3.1), a shell series of TPM created for the purpose of acquiring the Assets and assuming the Liabilities of the Target Fund, and, prior to the Closing, will not commence operations or carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations);

WHEREAS, the Target Fund currently owns securities and other investments that are assets of the character in which the Acquiring Fund is permitted to invest;

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WHEREAS, the Board of Directors of LFI, including a majority of the directors who are not “interested persons” (as defined in the 1940 Act) of LFI, has determined that (1) participation in the Reorganization advisable and is in the best interests of the Target Fund, and (2) the interests of the existing shareholders of the Target Fund would not be diluted as a result of the Reorganization. The Board of Trustees of TPM, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of TPM, has determined that participation in the Reorganization is in the best interests of the Acquiring Fund.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION AND FUND TRANSACTIONS

1.1    The Reorganization. Subject to the requisite approval of the Target Fund’s shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 2.5), LFI shall assign, deliver and otherwise transfer the Assets of the Target Fund to TPM, on behalf of the Acquiring Fund, and TPM shall assume the Liabilities of the Target Fund on behalf of the Acquiring Fund. In consideration of the foregoing, TPM, on behalf of the Acquiring Fund, shall deliver to LFI, on behalf of the Target Fund, full and fractional Acquiring Fund Shares (to the third decimal place) at the Effective Time. The number of Acquiring Fund Shares to be delivered shall be determined as set forth in paragraph 2.3.

1.2    Assets of the Target Fund. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights of the Target Fund, cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Target Fund at the Effective Time, books and records, and any other property owned by the Target Fund at the Effective Time (collectively, the “Assets”).

1.3    Liabilities of the Target Fund. The Target Fund will discharge all of its liabilities and obligations prior to the Effective Time, other than liabilities and obligations necessary or appropriate for the Target Fund’s normal investment operations that were incurred in the ordinary course of business consistent with past practice. The Acquiring Fund shall assume all liabilities of the Target Fund, whether known or unknown, existing at the Effective Time (collectively, the “Liabilities”).

1.4    Distribution of Acquiring Fund Shares. At the Effective Time (or as soon thereafter as is reasonably practicable), LFI, on behalf of the Target Fund, will distribute the Institutional Class shares and Open Class shares of the Acquiring Fund received from TPM pursuant to paragraph 1.1 to the record holders of Institutional Shares and Open Shares, respectively, of the Target Fund in accordance with their respective interests in the Target Fund determined as of the Effective Time (the “Target Fund Shareholders”) in complete liquidation of the Target Fund, and promptly after the Closing, LFI will proceed to terminate the Target Fund in accordance with the applicable laws of the State of Maryland and LFI’s Charter (as defined in Section 1-101(f) of the Maryland General Corporation Law (the “Charter”). Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to each Target Fund Shareholder shall be equal to the aggregate net asset value of the then outstanding shares of common stock, by class, of the Target Fund (the “Target Fund Shares”) owned by each such Target Fund

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Shareholder at the Effective Time. All issued and outstanding shares of the Target Fund will simultaneously be redeemed and canceled on the books of the Target Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5    Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.6    Filing Responsibilities of Target Fund. Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, the State Department of Assessments and Taxation of Maryland, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund. For the avoidance of doubt, any tax returns or financial reporting filings for periods ending after the Closing shall be the responsibility of the Acquiring Fund.

ARTICLE II

VALUATION

2.1    Net Asset Value of the Target Fund. The net asset value of each class of the Target Fund Shares shall be the net asset value computed as of the Effective Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation policies and procedures established by the Board of Trustees of TPM; provided, however, that such computation is consistent with the valuation policies and procedures of the Target Fund and in the event of any material inconsistency, the parties hereto shall confer and mutually agree on the valuation.

2.2    Net Asset Value of the Acquiring Fund. The net asset value of the Institutional Class shares and Open Class shares of the Acquiring Fund shall be the same as the net asset value of the Institutional Shares and Open Shares, respectively, of the Target Fund Shares as computed in paragraph 2.1.

2.3    Calculation of Number of Acquiring Fund Shares. The number of Institutional Class shares and Open Class shares of the Acquiring Fund to be issued (including fractional shares to the third decimal place, if any) in connection with the Reorganization shall be equal to the number of full and fractional Institutional Shares and Open Shares, respectively, of the Target Fund owned by Target Fund Shareholders at the Effective Time.

2.4    Joint Direction of Calculation. All computations of value with respect to both the Target Fund and the Acquiring Fund shall be made by U.S. Bank Global Fund Services (“Fund Services”), in its capacity as accounting agent for the Acquiring Fund. Such computations shall be evaluated by Terra Firma, in its capacity as investment adviser for the Acquiring Fund, in consultation with Lazard Asset Management, the adviser to the Target Fund. Such computations shall be subject to confirmation by the Target Fund’s and Acquiring Fund’s respective transfer agents and independent registered public accounting firms.

2.5    Effective Time. The Effective Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange (“NYSE”)) on the Closing Date (as defined in paragraph 3.1) (the “Effective Time”).

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ARTICLE III

CLOSING

3.1    Closing. The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the principal office of Lazard Asset Management on or about June 19, 2020, or at such other place and/or on such other date as to which the parties may agree (the “Closing Date”), provided that TPM, on behalf of the Acquiring Fund, may, with the consent of the Target Fund, delay the Closing, to allow enough time for the Acquiring Fund to achieve effectiveness of the Proxy Statement/Prospectus (as defined in paragraph 5.6) filed with the Commission in connection with the Reorganization, and for sufficient votes of the Target Fund’s shareholders to be obtained to approve the Reorganization. All acts taking place at the Closing shall be deemed to take place simultaneously as of the Effective Time.

3.2    Transfer and Delivery of Assets. LFI shall direct State Street Bank and Trust Company (“State Street”), as custodian for the Target Fund, to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets were delivered in proper form to the Acquiring Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state transfer taxes have been paid or provision for payment has been made. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by State Street, as custodian for the Target Fund, to those persons at U.S. Bank, N.A. (“U.S. Bank”) who have primary responsibility for the safekeeping of the assets of the Acquiring Fund. Such presentation shall be made for examination no later than five (5) business days preceding the Effective Time, and shall be transferred and delivered by the Target Fund as of the Effective Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. State Street shall deliver to those persons at U.S. Bank who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Effective Time by book entry, in accordance with the customary practices of State Street and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Target Fund’s Assets are deposited, the Target Fund’s Assets deposited with such depositories. The cash to be transferred by the Target Fund shall be delivered by wire transfer or other form of immediately available funds for the account of the Acquiring Fund at the Effective Time.

3.3    Share Records. LFI shall direct DST Asset Manager Solutions, Inc., in its capacity as transfer agent for the Target Fund (the “Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders and the number, class and percentage ownership of outstanding Target Fund Shares owned by each such Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Target Fund at the Effective Time, or provide other evidence satisfactory to the Target Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Target Fund’s accounts on the books of the Acquiring Fund.

3.4    Postponement of Effective Time. In the event that at the Effective Time (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) is closed to trading or trading thereupon is restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the reasonable judgment of TPM or LFI, accurate appraisal of the value of the net assets of the Target Fund is impracticable, the Effective Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

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ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1    Representations and Warranties of LFI. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of LFI, and except as the following representations and warranties of LFI relate to, concern, involve or apply to (i) actions taken or omitted by Jay P. Leupp and Christopher J. Hartung, the portfolio managers of the Target Fund and the principal owners of Terra Firma, or (ii) the knowledge of Messrs. Leupp and Hartung, LFI, on behalf of the Target Fund, represents and warrants to TPM, on behalf of the Acquiring Fund, as follows:

(a)The Target Fund is a duly established series of LFI, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under LFI’s Charter and By-Laws, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b)LFI is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Target Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect. The Target Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

(c)No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by LFI, on behalf of the Target Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and such as may be required under state securities laws.

(d)The current prospectus, statement of additional information, shareholder reports, marketing and other related materials of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times prior to the date of this Agreement conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)At the Effective Time, LFI, on behalf of the Target Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, TPM, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

(f)LFI is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Maryland law or a material violation of its Charter and By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which LFI, on behalf of the Target Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which LFI, on behalf of the Target Fund, is a party or by which it is bound.

(g)All material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar

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instruments) will terminate without liability or obligation to the Target Fund on or prior to the Effective Time.

(h)Except as otherwise disclosed to and accepted by TPM, on behalf of the Acquiring Fund, in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to LFI’s knowledge, threatened against the Target Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. LFI, on behalf of the Target Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(i)The financial statements, including the notes thereto, the Financial Highlights and the Statement of Investments, of the Target Fund for each of the Target Fund’s fiscal years ended December 31, 2015, December 31, 2016, December 31, 2017, December 31, 2018 and December 31, 2019 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such dates, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such dates not disclosed therein.

(j)Since December 31, 2019, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph (j), a decline in net asset value per share of Target Fund Shares due to declines in market values of securities held by the Target Fund, the discharge of the Target Fund’s liabilities, or the redemption of Target Fund Shares by Target Fund Shareholders shall not constitute a material adverse change.

(k)    At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Target Fund required by law to have been filed by or provided to the applicable recipient by the Closing Date (taking into account any applicable extensions) shall have been filed or provided, and are or will be correct and complete in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns, forms, and reports shall have been paid or provision shall have been made for the payment thereof and any such unpaid taxes as of the date of the financial statements referred to in subsection (i) above are properly reflected on such financial statements. To the knowledge of Lazard Funds, no such return, form, or report of the Target Fund is currently under audit and no assessment or deficiency regarding taxes (including interest penalties, or additions to tax).

(l)    For each taxable year of the Target Fund’s operation (in the case of the taxable year that includes the Effective Time, for that portion of such taxable year ending with the Effective Time), the Target Fund: (i) has been (or is expected to be) treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code and (ii) has met (or is expected to meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” (iii) has been (or is expected to be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and (iv) has not been (and is not expected to be), liable for any material income or excise tax under Section 852 or 4982 of the Code. The Target Fund has not taken any

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action or caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Target Fund to fail to qualify as a regulated investment company. As of the time of the Closing, the Target Fund will have no current or accumulated earnings and profits accumulated in any taxable year into which the provisions of Part I of Subchapter M of the Code did not apply to the Target Fund.

(m)    All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by LFI and have been offered and sold in every state and the District of Columbia in compliance with applicable registration requirements and state securities laws. All of the issued and outstanding shares of the Target Fund will, at the Effective Time, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Target Fund, as provided in paragraph 3.3. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares.

(n)    The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Board of Directors of LFI, on behalf of the Target Fund, and, subject to the approval of the shareholders of the Target Fund, this Agreement will constitute a valid and binding obligation of LFI, on behalf of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)    The information to be furnished by the Target Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal, state, and local securities and other laws and regulations thereunder applicable thereto.

(p)    The Proxy Statement/Prospectus (as defined in paragraph 5.6), insofar as it relates to the Target Fund, will, from the effective date of the Proxy Statement/Prospectus through the date of the meeting of the Target Fund Shareholders contemplated therein and at the Effective Time, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

(q)    For each year of its operation since inception and following an initial two-year term, the Target Fund’s investment advisory agreement with Lazard Asset Management has been properly approved by the Board of Directors of LFI pursuant to Section 15(c) of the 1940 Act.

(r)    All information provided or identified in writing by the Target Fund to the Acquiring Fund in response to formal due diligence requests relating to the Target Fund are true and correct in all material respects and contain no material misstatements or omissions with respect to the operation of the Target Fund as of the date hereof.

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4.2    Representations and Warranties of TPM. Except as has been fully disclosed to the Target Fund in a written instrument executed by an officer of TPM, TPM, on behalf of the Acquiring Fund, represents and warrants to LFI, on behalf of the Target Fund, as follows:

(a)The Acquiring Fund is a duly established series of TPM, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b)TPM is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquiring Fund Shares under the 1933 Act is in full force and effect, or is anticipated to be in full force and effect on the Closing Date.

(c)No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by TPM on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws.

(d)The current prospectus, statement of additional information, shareholder reports, marketing and other related materials of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; provided, however, that the representations and warranties of this subparagraph (d) shall not apply to statements in or omissions from the materials described in this subparagraph (d) made in reliance upon and in conformity with information that was furnished by the Target Fund or Terra Firma for use therein.

(e)At the Effective Time, TPM, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets, if any, free of any liens or other encumbrances.

(f)TPM, on behalf of the Acquiring Fund, is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Delaware law or a material violation of its Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which TPM, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which TPM, on behalf of the Acquiring Fund, is a party or by which it is bound.

(g)Except as otherwise disclosed to and accepted by LFI, on behalf of the Target Fund, in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to TPM’s knowledge, threatened that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. TPM, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

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(h)At the Effective Time, the Acquiring Fund will have no assets and no liabilities. The Acquiring Fund has not commenced operations and will not commence operations until after the Effective Time.

(i)The Acquiring Fund will not have had any assets (other than assets required to meet requirements of Section 14(a) of the 1940 Act, if any) or investment operations at any time prior to the Effective Time. As of the time immediately following the Closing, the Target Fund Shareholders will own all of the outstanding Acquiring Fund Shares. As of the time immediately following the Closing, the Acquiring Fund will be treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code and intends to take all steps necessary to meet the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company.”

(j)The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Board of Trustees of TPM, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(k)The Acquiring Fund Shares to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by TPM, and will have been issued in every state and the District of Columbia in compliance in all material respects with applicable registration requirements and applicable securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquiring Fund, nor is there outstanding any security convertible into any of the Acquiring Fund’s shares.

(l)The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal, state and local securities and other laws and regulations applicable thereto.

(m)The Proxy Statement/Prospectus (as defined in paragraph 5.6), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Proxy Statement/Prospectus through the date of the meeting of Target Fund Shareholders contemplated therein and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (m) shall not apply to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Target Fund or Terra Firma for use therein.

(n)Prior to the Effective Time, the Acquiring Fund’s investment advisory agreement with Terra Firma will have been properly approved by the Board of Trustees of TPM pursuant to Section 15(c) of the 1940 Act.

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(o)TPM has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act and, at the Effective Time, such policies and procedures will have been appropriately tailored to address the business of the Acquiring Fund.

(p)All information provided or identified in writing by the Acquiring Fund to the Target Fund in response to formal due diligence requests relating to the Acquiring Fund are true and correct in all material respects and contain no material misstatements or omissions with respect to the operation of the Acquiring Fund as of the date hereof.

4.3    Representation and Warranty of Lazard Asset Management. Lazard Asset Management represents and warrants to TPM, on behalf of the Acquiring Fund, and to LFI, on behalf of the Target Fund, that the execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of Lazard Asset Management, and this Agreement will constitute a valid and binding obligation of Lazard Asset Management, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.4    Representations and Warranties of Terra Firma. Terra Firma represents and warrants to TPM, on behalf of the Acquiring Fund, and to LFI, on behalf of the Target Fund, as follows:

(a)The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of Terra Firma, and this Agreement will constitute a valid and binding obligation of Terra Firma, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(b)All information provided or identified in writing by Terra Firma to TPM or the Target Fund in response to formal due diligence requests relating to Terra Firma or the Acquiring Fund are true and correct in all material respects and contain no material misstatements or omissions with respect to Terra Firma or the operation of the Acquiring Fund as of the date hereof.
(c)Terra Firma, Mr. Leupp and Mr. Hartung have each reviewed the representations and warranties of LFI set forth in Article IV of this Agreement and, to the knowledge of such party, each such representation and warranty is true and correct as of the Effective Time.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1    Conduct of Business. The Acquiring Fund and the Target Fund each will operate its business in the ordinary course consistent with past practice between the date hereof and the Effective Time, it being understood that such ordinary course of business with respect to the Target Fund will include the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable.

5.2    Meeting of Shareholders. LFI will call a meeting of the Target Fund Shareholders to consider and vote upon the approval of the Reorganization and to take all other action necessary to obtain approval of the transactions contemplated herein.

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5.3    No Distribution of Acquiring Fund Shares. The Target Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4    Information. The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund Shares.

5.5    Other Necessary Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6    Proxy Statement/Prospectus. The Target Fund will provide the Acquiring Fund with information regarding the Target Fund, and the Acquiring Fund will provide the Target Fund with information regarding the Acquiring Fund, reasonably necessary for the preparation of the proxy statement and prospectus to be included in a registration statement filed on Form N-14 (the “Proxy Statement/Prospectus”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the Target Fund Shareholders to consider and vote upon the approval of the Reorganization.

5.7    Liquidating Distribution. As soon as is reasonably practicable after the Closing, the Target Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.8    Best Efforts. The Acquiring Fund and the Target Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9    Other Instruments. TPM, on behalf of the Acquiring Fund, and LFI, on behalf of the Target Fund, each covenants that it will, from time to time, as and when reasonably requested by the other party, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) LFI’s, on behalf of the Target Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) TPM’s, on behalf of the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.10    Regulatory Approvals. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.

5.11    Compliance with Section 15(f) of the 1940 Act. (a) TPM represents that at least 75% of the members of the Board of Trustees of TPM are not “interested persons” (as defined in the 1940 Act) of Terra Firma or LAM and that, for a period of three (3) years after the Closing Date, any vacancies will be filled in a manner that maintains such composition; and (b) Terra Firma agrees that for a period of at least two (2) years after the Closing Date, neither Terra Firma nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Fund (or any successor)) will recommend that the Board of Trustees of TPM take any action that reasonably could be deemed to impose an “unfair burden” (within the meaning of Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated hereby.

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5.12    Qualification as a “Regulated Investment Company.” (a) The Acquiring Fund will elect to be a “regulated investment company,” for federal income tax purposes for its taxable year that includes the Effective Time; and (b) at all times prior to and subsequent to making such election, the Acquiring Fund will take all steps necessary to ensure that it qualifies for federal income tax purposes as a “regulated investment company.”

ARTICLE VI

CONDITIONS PRECEDENT

6.1    Conditions Precedent to Obligations of LFI. The obligations of LFI, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at LFI’s election, to the following conditions:

(a)All representations and warranties of TPM, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b)TPM, on behalf of the Acquiring Fund, shall have delivered to the Target Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to LFI, and dated as of the Effective Time, to the effect that the representations and warranties of TPM, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as LFI may reasonably request.

(c)TPM, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by TPM, on behalf of the Acquiring Fund, on or before the Effective Time.

(d)The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

(e)LFI shall have received on the Closing Date the opinion of Godfrey & Kahn S.C., counsel to TPM, dated as of the Closing Date, covering the following points:

(1)TPM is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(2)This Agreement has been duly authorized by TPM, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by LFI, is a valid and binding obligation of TPM, on behalf of the Acquiring Fund, enforceable against TPM in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(3)The Acquiring Fund Shares to be issued to the Target Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and outstanding,

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and will be fully paid and non-assessable by TPM and no Acquiring Fund Shareholder has any preemptive rights to subscription or purchase in respect thereof;

(4)The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of TPM’s Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which TPM is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which TPM is a party or by which it is bound;

(5)To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by TPM in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

(6)TPM is a registered investment company classified as a management company of the open-end type with respect to each series and class of shares it offers, including those of the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

(7)To the knowledge of such counsel, and except as otherwise disclosed to LFI pursuant to paragraph 4.2(g) of this Agreement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to TPM or the Acquiring Fund and neither TPM nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

(f)Messrs. Leupp and Hartung shall not be in material breach of the Revised Offer Terms and Proposal, by and between each of Messrs. Leupp and Hartung and Lazard Asset Management (the “Revised Offer”).

(g)The Revised Offer shall not have been terminated by the Board of Directors of LFI (as provided for in the Revised Offer) or by Lazard Asset Management.

6.2    Conditions Precedent to Obligations of TPM. The obligations of TPM, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at TPM’s election, to the following conditions:

(a)All representations and warranties of LFI, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b)LFI shall have delivered to the Acquiring Fund a statement of the Target Fund’s Assets and Liabilities, as of the Effective Time, that is prepared in accordance with GAAP and certified by the Treasurer of LFI.

(c)LFI, on behalf of the Target Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Target Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Effective

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Time, to the effect that the representations and warranties of LFI, on behalf of the Target Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as TPM may reasonably request.

(d)LFI, on behalf of the Target Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by LFI, on behalf of the Target Fund, on or before the Effective Time.

(e)The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

(f)TPM shall have received on the Closing Date the opinion of Proskauer Rose LLP, counsel to LFI, covering the following points:

(1)The execution and delivery by LFI, on behalf of the Target Fund, of this Agreement did not, and the consummation by LFI, on behalf of the Target Fund, of the transactions contemplated pursuant to this Agreement will not, result in a violation of the express terms of any material contract or any other material commitment or obligation with respect to the Target Fund that is listed on Part C of LFI’s current registration statement (collectively, “LFI Material Agreements”) and such counsel has no knowledge that they will result in the acceleration of any obligation, or the imposition of any penalty, under any such LFI Material Agreement, or any judgment or decree known to such counsel, which names the Target Fund and to which the Target Fund is a party or by which it is or its property is bound under the express terms thereof;

(2)Such counsel has no knowledge that any consent, approval, authorization or order of any court or governmental authority of the United States is required for the consummation by LFI, on behalf of the Target Fund, of the transactions contemplated pursuant to this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under the securities or blue sky laws of the various states (as to which such counsel need express no opinion);

(3)Such counsel has no knowledge that there are any legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Target Fund or its assets or properties, pending or overtly threatened in writing on or before the effective date of the Proxy Statement/Prospectus or the Closing Date that is required to be described in the Proxy Statement/Prospectus or to be filed as an exhibit to the Proxy Statement/Prospectus that is not described or filed as required; and

(4)The Target Fund is registered with the Commission as an investment company under the 1940 Act, and such counsel has no knowledge that any order has been issued or proceeding instituted to suspend such registration.

(g)TPM shall have received on the Closing Date the opinion of Venable LLP, Maryland counsel to LFI, covering the following points:

(1)LFI is a corporation duly incorporated and validly existing under and by virtue of the laws of the State of Maryland and is in good standing with the State Department of Assessments and Taxation of Maryland;

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(2)LFI, with respect to the Target Fund, has the corporate power to own all of its properties and assets and to conduct the business of an open-end management investment company;

(3)This Agreement has been duly authorized, executed and, so far as is known to such counsel, delivered by LFI, on behalf of the Target Fund;

(4)The execution and delivery of this Agreement by LFI, on behalf of the Target Fund, did not, and the performance by LFI, on behalf of the Target Fund, of its obligations hereunder will not, violate LFI’s Charter or By-Laws; and

(5)So far as is known to such counsel, no consent, approval, authorization or order of any court or governmental authority of the State of Maryland is required in connection with the consummation by LFI, on behalf of the Target Fund, of the transactions contemplated pursuant to this Agreement (except as may be required under the securities or blue sky laws of the State of Maryland, as to which such counsel need express no opinion).

(h)TPM shall have received on the Closing Date the opinion of Richards, Layton & Finger, P.A., Delaware counsel to LFI, covering the following point:

(1)Assuming due authorization, execution and delivery by TPM, on behalf of the Acquiring Fund, subject to certain other assumptions, exceptions and qualifications, this Agreement is a legal, valid and binding obligation of LFI, enforceable against LFI in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium and other laws affecting the rights and remedies of creditors or secured parties generally and general principles of equity.

6.3    Other Conditions Precedent. If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, TPM or Terra Firma (as applicable), on behalf of the Acquiring Fund, or LFI, on behalf of the Target Fund, shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a)This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of LFI’s Charter and By-Laws, applicable Maryland law and the 1940 Act and the regulations thereunder, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, TPM and LFI, on behalf of either the Acquiring Fund or the Target Fund, respectively, may not waive the conditions set forth in this paragraph 6.3(a).

(b)At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of TPM or LFI, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(c)All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by TPM and LFI to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions.

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(d)The Proxy Statement/Prospectus shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e)TPM, on behalf of the Acquiring Fund, and LFI, on behalf of the Target Fund, shall each have received an opinion of Godfrey & Kahn, S.C., in a form acceptable to Proskauer Rose LLP, as to federal income tax matters (the “Tax Opinion”) substantially to the effect that, based on the facts, representations and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(1)the Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and the Acquiring Fund and the Target Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)no gain or loss will be recognized by the Target Fund upon the transfer of all of the Assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities, or upon the distribution of Acquiring Fund Shares to the Target Fund Shareholders in exchange for their Target Fund Shares in complete liquidation of the Target Fund pursuant to the Reorganization;

(3)no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities;

(4)no gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund Shares for the Acquiring Fund Shares in the Reorganization (including fractional shares to which they may be entitled);

(5)the aggregate tax basis of the Acquiring Fund Shares received by each Target Fund Shareholder (including fractional shares to which they may be entitled) pursuant to the Reorganization will be equal to the aggregate tax basis of the Target Fund Shares held by such Target Fund Shareholder immediately prior to the Reorganization;

(6)the holding period of the Acquiring Fund Shares received by each Target Fund Shareholder (including fractional shares to which they may be entitled) will include the period during which the Target Fund Shares surrendered in exchange therefor were held by such Target Fund Shareholder, provided that the Target Fund Shares were held as a capital asset at the Effective Time;

(7)the tax basis of each Asset acquired by the Acquiring Fund will be the same as the tax basis of such Asset immediately prior to the transfer thereof; and

(8)the holding period of each Asset received by the Acquiring Fund will include the period during which that Asset was held by the Target Fund.

No opinion will be expressed as to whether any gain or loss will be recognized (1) on assets in which gain or loss recognition is required by the Code even if the transaction otherwise constitutes a nontaxable transaction, (2) on “Section 1256 contracts” as defined in Section 1256(b) of the Code, (3) on stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, (4) as a result of the closing

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of the tax year of the Target Fund, or (5) upon termination of a position. In addition, no opinion will be expressed as to any other federal, estate, gift, state, local, or foreign tax consequences that may result from the Reorganization.

The delivery of such opinion is conditioned upon receipt by Godfrey & Kahn, S.C. of representations it shall request of TPM, on behalf of the Acquiring Fund, and of LFI, on behalf of the Target Fund. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 6.3(e).

(f)State Street shall have delivered such certificates or other documents as set forth in paragraph 3.2.

(g)The Transfer Agent shall have delivered to TPM a certificate of its authorized officer as set forth in paragraph 3.3.

(h)The Acquiring Fund shall have issued and delivered to the Secretary of the Target Fund the confirmation as set forth in paragraph 3.3.

(i)Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

ARTICLE VII

INDEMNIFICATION

7.1    Indemnification by TPM.

(a)TPM, solely out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless LFI, the Target Fund, and their directors, officers, employees and agents (the “LFI Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the LFI Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Target Fund, or its directors, officers or agents.

(b)In no case shall Mr. Leupp, Mr. Hartung or Terra Firma be entitled to indemnification under this paragraph 7.1, nor shall TPM be excused from its indemnification obligations under paragraph 7.1(a) as a consequence of the actions taken or omitted by Messrs. Leupp or Hartung; provided, however, to avoid doubt, under no circumstances shall TPM have any liability or obligation to any LFI Indemnified Parties with respect to any Disabling Conduct (as defined below) by Messrs. Leupp and/or Hartung occurring as of or prior to the Effective Time.

7.2    Indemnification by LFI.

(a)LFI, solely out of the Target Fund’s assets and property, agrees to indemnify and hold harmless TPM, the Acquiring Fund, and their trustees, officers, employees and agents (the “TPM Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without

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limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the TPM Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund, or its trustees, officers or agents.

(b)In no case shall Mr. Leupp, Mr. Hartung or Terra Firma be entitled to indemnification under this paragraph 7.2.

7.3    Indemnification by Jay P. Leupp and Terra Firma.

(a)Mr. Leupp and Terra Firma, jointly and severally, agree to indemnify and hold harmless the LFI Indemnified Parties and the TPM Indemnified Parties from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the LFI Indemnified Parties and/or the TPM Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by Mr. Leupp, Mr. Hartung or Terra Firma of any of their respective representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification except to the extent provided in paragraph 7.3(b) shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Funds, or their board members, officers or agents (“Disabling Conduct”).

(b)Disabling Conduct by Messrs. Leupp, Hartung or Terra Firma shall not excuse Mr. Leupp and Terra Firma from his or its indemnification obligations under this paragraph 7.3.

7.4    Liability of LFI. TPM understands and agrees that the obligations of LFI, on behalf of the Target Fund, under this Agreement shall not be binding upon any director, shareholder, nominee, officer, agent or employee of LFI on behalf of LFI personally, but bind only LFI on behalf of the Target Fund and the Target Fund’s property. Moreover, no series of LFI other than the Target Fund shall be responsible for the obligations of LFI hereunder, and all persons shall look only to the assets of the Target Fund to satisfy the obligations of the Target Fund hereunder. TPM represents that it has notice of the provisions of LFI’s Charter and the Maryland General Corporation Law disclaiming shareholder and director liability for acts or obligations of the Target Fund.

7.5    Liability of TPM. LFI understands and agrees that the obligations of TPM, on behalf of the Acquiring Fund, under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of TPM on behalf of TPM personally, but bind only TPM on behalf of the Acquiring Fund and the Acquiring Fund’s property. Moreover, no series of TPM other than the Acquiring Fund shall be responsible for the obligations of TPM hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. LFI represents that it has notice of the provisions of the Declaration of Trust of TPM disclaiming shareholder and trustee liability for acts or obligations of the Acquiring Fund.

ARTICLE VIII

BROKERAGE FEES AND EXPENSES

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8.1    No Broker or Finder Fees. The Acquiring Fund and the Target Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.2    Expenses of Reorganization. The documented and out-of-pocket expenses relating to the proposed Reorganization will be borne by Mr. Leupp and Terra Firma, jointly and severally. The costs of the Reorganization shall include, but not be limited to, costs associated with: obtaining any necessary order of exemption from the 1940 Act; preparation, printing and distribution of the Proxy Statement/Prospectus; legal fees and accounting fees with respect to the Reorganization and the Proxy Statement/Prospectus; expenses of holding shareholder meetings; and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or the disqualification of the Reorganization as a tax-free reorganization under Section 368(a)(1)(f) of the Code. The Acquiring Fund will bear the registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in each state in which shareholders of the Target Fund are residents.

ARTICLE IX

AMENDMENTS AND TERMINATION

9.1    Amendments. This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of TPM or LFI, on behalf of either the Acquiring Fund or the Target Fund, respectively; provided, however, that following the approval of this Agreement by the Target Fund Shareholders pursuant to paragraph 6.3(a) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

9.2    Termination. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of TPM or the Board of Directors of LFI, on behalf of the Acquiring Fund or the Target Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees or Board of Directors, as applicable, make proceeding with this Agreement inadvisable.

ARTICLE X

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to TPM:
Trust for Professional Managers
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202

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Attention: Jay S. Fitton
Telephone: (513) 629-8104
Fax: (866) 535-4586
jay.fitton@usbank.com

With copies (which shall not constitute notice) to:
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Attention: Chris Cahlamer, Esq.
Telephone: (414) 287-9338
Fax: (414) 273-5198
ccahlamer@gklaw.com

If to LFI:
The Lazard Funds, Inc.
c/o Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
Attention: Mark Anderson, General Counsel
Telephone No.: (212) 632-1890
Facsimile No.: (212) 332-1703
Email: mark.anderson@lazard.com

With a copy (which shall not constitute notice) to:
Proskauer Rose LLP
Eleven Times Square
New York, New York 10036
Attn: Stuart Coleman, Esq.
Telephone No.: (212) 969-3376
Facsimile No.: (212) 969-2900
Email: scoleman@proskauer.com

If to Jay P. Leupp:
Terra Firma Asset Management, LLC
75 Broadway Street, Suite 202
San Francisco, California 94111
Telephone No.: (415) 271-1614
Email: jay.leupp@terrafirmaam.com

With a copy (which shall not constitute notice) to:
McDermott Will & Emery
415 Mission Street, Suite 5600
San Francisco, California 94105-2533
Attn: Peter T. Healy, Esq
Telephone No.: (628) 218-3840
Email: peterhealy@mwe.com

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ARTICLE XI

MISCELLANEOUS

11.1    Entire Agreement.

(a)Except as set forth in subparagraph (b) of this paragraph 11.1, LFI and TPM agree that they have not made any representation, warranty or covenant, on behalf of either the Target Fund or the Acquiring Fund, respectively, not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

(b)Nothing contained in this Agreement shall affect in any way the obligations of Jay P. Leupp, Christopher J. Hartung and Lazard Asset Management under the Revised Offer.

11.2    Survival. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith, and the obligations with respect to indemnification contained in paragraphs 7.1, 7.2 and 7.3, shall survive the Closing.

11.3    Headings. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

11.4    Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

11.5    Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.6    Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

[Signature Page Follows]

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the 23rd day of April, 2020.

THE LAZARD FUNDS, INC. on behalf of its series, Lazard US Realty Equity Portfolio	TRUST FOR PROFESSIONAL MANAGERS on behalf of its series, Terra Firma US Concentrated Realty Equity Fund

By: /s/ Nathan A. Paul	By: /s/ John P. Buckel

Name: Nathan A. Paul	Name: John P. Buckel

Title: Director, Chief Executive Officer and President	Title: President

Solely for purposes of paragraphs 4.3 LAZARD ASSET MANAGEMENT LLC	Solely for purposes of paragraphs 4.4, 5.11, 7.3 and 8.2 TERRA FIRMA ASSET MANAGEMENT, LLC

By: /s/ Nathan A. Paul	By: /s/ Jay P.Leupp

Name: Nathan A. Paul	Name: Jay P. Leupp

Title: Chief Business Officer	Title: Managing Member

Solely for purposes of paragraphs 7.3 and 8.2

By: /s/ Jay P. Leupp
Name: Jay P. Leupp

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APPENDIX B - FINANCIAL HIGHLIGHTS OF THE TARGET FUND
The Acquiring Fund will adopt the financial statements of the Target Fund, the accounting survivor of the Reorganization. The audited financials of the Target Fund are included in the Target Fund Annual Report which is incorporated herein by reference. Because the Acquiring Fund has not commenced operations as of the date of this Proxy Statement/Prospectus, no financial highlights are provided.

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APPENDIX C - OWNERSHIP OF SHARES OF THE TARGET FUND

As of the Record Date, the Target Fund’s shareholders of record and/or beneficial owners (to Lazard’s knowledge) who owned 5% or more of a class of the Target Fund’s shares are set forth below:

Institutional Class

Name and Address	No. of Shares Owned	% of Shares	Type of Ownership
National Financial Services LLC 82 Devonshire Street Boston, MA 02109-3605	1,020,716	52.01%	Record
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	342,778	15.99%	Record
UBS Financial Services Inc. 499 Washington Boulevard Jersey City, NJ 07310-1995	274,034	11.68%	Record
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94105	84,237	6.04%	Record

Open Class

Name and Address	No. of Shares Owned	% of Shares	Type of Ownership
National Financial Services LLC 82 Devonshire Street Boston, MA 02109-3605	1,020,716	63.38%	Record
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94105	342,778	21.28%	Record

As of the Record Date, the Officers and Directors of LFI, as a group, owned less than 1% of any of the outstanding shares of a class of the Target Fund.

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APPENDIX D - SHAREHOLDER INFORMATION FOR THE ACQUIRING FUND

Choosing a Share Class
Below is information about the manner in which the Fund offers shares.

The Fund offers Institutional Class Shares and Open Class Shares in this prospectus. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below. Each class of shares has different expenses and distribution arrangements to provide for different investment needs. You should always discuss the suitability of your investment with your broker-dealer or financial adviser.

Institutional Class Shares. Institutional Class shares are offered for sale at NAV without the imposition of a sales charge or Rule 12b-1 distribution fee. Institutional Class shares are offered primarily to institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customer’s investments in the Fund. Pension and profit sharing plans, employee trusts and employee benefit plan alliances and “wrap account” or “managed fund” programs established with broker-dealers or financial intermediaries that maintain an omnibus or pooled account for the Fund and do not require the Fund to pay a fee, generally may purchase Institutional Class shares, subject to investment minimums.

Open Class Shares. Open Class shares are offered for sale at NAV without the imposition of a sales charge. Open Class shares are subject to a Rule 12b-1 distribution fee up to a maximum annual rate of 0.25% of the Fund’s average daily net assets attributable to Open Class shares. As a result, Open Class shares pay higher annual expenses than Institutional Class shares.

Distribution Plan (Rule 12b-1 Plan)
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay the Distributor, or such other entities as approved by the Board of Trustees, Rule 12b-1 distribution fees for the costs and services it provides and expenses it bears in the sale and distribution of Open Class shares of the Fund (the “Rule 12b-1 Fee”). The Rule 12b-1 Fee is 0.25% of the Fund’s average daily net assets attributable to Open Class shares. Amounts received under the Plan may be paid to other persons, including the Adviser, for any distribution or service activity. Because these fees are paid out of the Fund’s assets attributable to Open Class shares on an on-going basis, over time these fees will increase the cost of your investment in the Fund and may cost you more than paying other types of sales charges.

Share Price
The price of the Fund’s shares is its NAV. The NAV is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding. In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available. The NAV is calculated at the close of regular trading on the NYSE, (generally 4:00 p.m., Eastern time). The NAV will not be calculated on days on which the NYSE is closed for trading. If the NYSE closes early, the Fund will calculate the NAV at the closing time on that day. If an emergency exists as permitted by the SEC, the NAV may be calculated at a different time.

Each equity security owned by the Fund that is listed on a national securities exchange, except for portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security is valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by an approved independent pricing service (“Pricing Service”).

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until their expiration are valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration are valued at the prices provided by a recognized independent broker-dealer.

Debt securities, including short-term debt securities having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and ask prices, matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Any discount or premium is accreted or amortized using the constant yield method until maturity.

If market quotations are not readily available, any security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that the security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund’s shares are accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through its application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market-value pricing. The Adviser anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are unavailable or considered unreliable.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of these evaluated prices can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. In the event the Fund holds portfolio securities that trade in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

How to Purchase Shares
All purchase requests received in good order by the Fund, the Transfer Agent or by an authorized financial intermediary (an “Authorized Intermediary,” as defined below) before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed at that day’s NAV per share. Purchase requests received by the Transfer Agent or an Authorized Intermediary after the close of the NYSE (generally 4:00 p.m., Eastern time) will receive the next business day’s NAV per share. An Authorized Intermediary is a financial intermediary (or its authorized designee) that has made arrangements with the Fund to receive purchase and redemption orders on its behalf (“Authorized Intermediary”). For additional information about purchasing shares through financial intermediaries, please see “Purchasing Shares Through a Financial Intermediary,” below.

All account applications (each an “Account Application”) to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. Your order will not be accepted until the Fund or the Transfer Agent receives a completed Account Application in good order.

The Fund reserves the right to reject any purchase order if, in its discretion, it is in the Fund’s best interest to do so. For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund. Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below. In addition, a service fee, which is currently $25, as well as any loss sustained by the Fund, will be deducted from a shareholder’s account for any payment that is returned to the Transfer Agent unpaid. Written notice of a rejected purchase order will be provided to the investor within one or two business days under normal circumstances. The Fund and the Transfer Agent will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order. Your order will not be accepted until a completed Account Application is received by the Fund or the Transfer Agent.

Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Minimum Investment Amounts
The Fund offers investors two Classes of shares: Institutional Class shares and Open Class shares. The minimum investment is $10,000 and $2,500 for Institutional Class shares and Open Class shares, respectively. Subsequent investments for each share class may be made in amount of at least $50.

Institutional Class shares are offered without any minimum initial investment to the following types of qualifying institutional investors:

1.	Broker-dealers, registered investment advisers, insurance companies, trust institutions or bank trust departments purchasing for their own account or for the account of other institutional investors;

2.	Managed account programs that charge an asset-based fee provided by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust departments;

3.	Employee benefit plans investing through an investment adviser, a broker-dealer or another financial intermediary;

4.	Any state, county, or city, or any governmental instrumentality, department, authority or agency;

5.	Charitable organizations (as defined for purposes of Section 501(c)(3) of the Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

6.	Insurance company separate accounts;

7.	Health savings account programs provided by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

8.	Other institutions and intermediaries approved by the Fund’s distributor; and

9.
Officers, directors and employees of the Adviser and its affiliates; trustees, officers and service providers of the Trust and the Fund; registered representatives and employees of financial intermediaries with a current selling agreement with the Distributor or the Adviser; and immediate family members of such persons.

The Fund reserves the right to waive or change the minimum initial investment or minimum subsequent investment amounts at its discretion. Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Purchase Requests Must be Received in Good Order
Your share price will be the next NAV per share after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order. For purchases made through the Transfer Agent, “good order” means that your purchase request includes:

•	the name of the Fund and share class you are investing in;

•	the dollar amount of shares to be purchased;

•	your Account Application or investment stub; and

•	a check payable to “Terra Firma US Concentrated Realty Equity Fund”.

For information about your financial intermediary’s requirements for purchases in good order, please contact your financial intermediary.

Purchase by Mail
To purchase Fund shares by mail, simply complete and sign the Account Application and mail it, together with your check made payable to the Fund, to one of the addresses below. To make additional investments once you have opened your account, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent. If you do not have the Invest by Mail form, include the Fund name and your name, address, and account number on a separate piece of paper and mail it with your check made payable to the Fund, to:

Regular Mail	Overnight or Express Mail
Terra Firma US Concentrated Realty Equity Fund	Terra Firma US Concentrated Realty Equity Fund
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices. All purchase checks must be in U.S. dollars drawn on a domestic financial institution. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment.

Purchase by Wire
If you are making your first investment in the Fund through a wire purchase, the Transfer Agent must have a completed Account Application before you wire funds. You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. Once your account has been established, you may instruct your bank to send the wire. Prior to sending the wire, please call the Transfer Agent at 1-844-40TERRA (1-844-408-3772) to advise them of the wire and to ensure proper credit upon receipt. Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

Wire to: U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA Number: 075000022
Credit: U.S. Bancorp Fund Services, LLC

Account: 112-952-137
Further Credit: Terra Firma US Concentrated Realty Equity Fund
(Shareholder Account Number)

Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing. The Fund and U.S. Bank National Association, the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Investing by Telephone
Telephone purchase privileges are automatically provided unless you specifically decline the option on your Account Application. If your account has been open for at least 7 business days, you may purchase additional shares by calling the Fund toll free at 1-844-40TERRA (1-844-408-3772). You must also have submitted a voided check or a savings deposit slip to have banking information established on your account. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Telephone purchases are subject to applicable minimum investment amounts for subsequent investments. If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the applicable price determined on the day your order is placed. During periods of high market activity, shareholders may encounter higher than usual call waiting times. Please allow sufficient time to place your telephone transaction.

Automatic Investment Plan
For your convenience, the Fund offers an Automatic Investment Plan (“AIP”). Under the AIP, after your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account any amount that you wish to invest, which must be at least $100 on a monthly basis. In order to participate in the AIP, your bank must be a member of the ACH network. If you wish to enroll in the AIP, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date of the request. A $25 fee will be charged if your bank does not honor the AIP draft for any reason.

Purchasing Shares Through a Financial Intermediary
Investors may be charged a fee if they effect transactions through a financial intermediary. If you are purchasing shares through a financial intermediary, you must follow the procedures established by your financial intermediary. Your financial intermediary is responsible for sending your purchase order and wiring payment to the Transfer Agent. Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales. Financial intermediaries placing orders for themselves or on behalf of their customers should call the Fund toll free at 1-844-40TERRA (1-844-408-3772), or follow the instructions listed in the sections above entitled “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

If you place an order for the Fund’s shares through a financial intermediary that is not an Authorized Intermediary in accordance with such financial intermediary’s procedures, and such financial intermediary then transmits your order to the Transfer Agent in accordance with the Transfer Agent’s instructions, your purchase will be processed at the NAV next calculated after the Transfer Agent receives your order. The financial intermediary must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s procedures. If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the financial intermediary will be held liable for any resulting fees or losses.

In the case of Authorized Intermediaries that have made satisfactory payment or redemption arrangements with the Fund, orders will be processed at the NAV next calculated after receipt by the Authorized Intermediary (or its authorized designee), consistent with applicable laws and regulations. An order is deemed to be received when the Fund or an Authorized Intermediary accepts the order. Authorized Intermediaries may be authorized to designate other intermediaries to receive purchase and redemption requests on behalf of the Fund.

For more information about your financial intermediary’s rules and procedures, whether your financial intermediary is an Authorized Intermediary, and whether your financial intermediary imposes cut-off times for the receipt of orders that are earlier than the cut-off times established by the Fund, you should contact your financial intermediary directly.

Anti-Money Laundering Program
The Trust has established an Anti-Money Laundering Compliance Program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations. To ensure compliance with this law, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	full name;

•	date of birth (individuals only);

•	Social Security or taxpayer identification number; and

•	permanent street address (a P.O. Box number alone is not acceptable).

If you are opening an account in the name of certain legal entities (e.g., a partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners of the legal entity. Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.

If any information listed above is missing, your Account Application will be returned and your account will not be opened. In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application. The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer. If you require additional assistance when completing your application, please contact the Transfer Agent at 1-844-40TERRA (1-844-408-3772).

How to Redeem Shares
Orders to sell or “redeem” shares may be placed either directly with the Fund or through an Authorized Intermediary. If you originally purchased your shares through an Authorized Intermediary, your redemption order must be placed with the same Authorized Intermediary in accordance with the procedures established by that Authorized Intermediary. Your Authorized Intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds. You may redeem the Fund’s shares on any business day that the Fund calculates its NAV. The price at which redemptions are effected is based on the NAV next calculated after the request is received in good order. To redeem shares directly with the Fund, you must contact the Fund either by mail or by phone to place a redemption request. Your redemption request must be received in good order (as discussed under “Payment of Redemption Proceeds,” below) prior to the close of the regular trading sessions of the NYSE (generally 4:00 p.m., Eastern time) by the Transfer Agent or by your Authorized Intermediary in order to obtain that day’s closing NAV. Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Shareholders who hold their shares through an IRA or other tax-advantaged account must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Shares held in IRA or other retirement plan accounts may be redeemed by telephone at 1-844-40TERRA (1-844-408-3772). Investors will be asked whether or not to withhold taxes from any distribution.

Payment of Redemption Proceeds
You may redeem your Fund shares at the NAV per share next determined after the Transfer Agent or your Authorized Intermediary receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed. Redemption proceeds with respect to all requests received by the Transfer Agent or Authorized

Intermediary in good order before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be sent one to three business days following the receipt of your redemption request.

A redemption request made through the Transfer Agent will be deemed in “good order” if it includes:

•	the shareholder’s name;

•	the name of the Fund and share class you are redeeming from;

•	the account number;

•	the share or dollar amount to be redeemed; and

•	signatures by all shareholders on the account and signature guarantee(s), if applicable.

The Fund reserves the right to change the requirements of “good order.” Shareholders will be given advance notice if the requirements of “good order” change. For information about your financial intermediary’s requirements for redemption requests in good order, please contact your financial intermediary.

You may receive proceeds of your sale in a check sent to the address of record, electronically via the ACH network using the previously established bank instructions or federal wire transfer to your preestablished bank account. The Fund typically expects that it will take one to three business days following the receipt of your redemption request to pay out redemption proceeds regardless of whether the redemption proceeds are paid by check, ACH transfer or wire. Please note that wires are subject to a $15 fee. There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three business days after redemption. In all cases, proceeds will be sent within seven calendar days after the Fund receives your redemption request.

The Fund typically expects it will hold cash or cash equivalents to meet redemption requests. The Fund may also uses the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used during periods of stressed market conditions.

If the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to twelve calendar days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option. Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds. Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of shareholders. Your ability to redeem shares online or by telephone may be delayed or restricted after you change your address. You may change your address at any time by telephone or written request, addressed to the Transfer Agent. Confirmations of an address change will be sent to both your old and new address. Redemption proceeds will be sent to the address of record. The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

The Fund may delay paying redemption proceeds for up to seven calendar days after receiving a request if an earlier payment could adversely affect the Fund.

Redemptions in Kind. The Fund generally pays redemption proceeds in cash. However, the Trust, on behalf of the Fund, has filed a notice of election under Rule 18f-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under which the Trust, on behalf of the Fund, has reserved the right for the Fund to redeem in-kind under certain circumstances, meaning that redemption proceeds are paid in liquid securities with a market value equal to the redemption price. These securities redeemed in kind remain subject to general market risks until sold. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges when converting the securities to cash. For federal income tax purposes, redemptions in kind are taxed in the same manner as redemptions paid in cash. In addition, sales of such in-kind securities may generate taxable gains. Redemption in-kind proceeds are limited to securities that are traded on a public securities market or for which quoted bid prices are available. In the unlikely event that the Fund does redeem shares in kind, the procedures utilized by the Fund to determine the securities to be distributed to redeeming shareholders will generally be representative of a shareholder’s interest in the Fund’s portfolio securities. However, the Fund may also redeem in kind using individual securities as circumstances dictate. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in- kind may be used in circumstances as described above and during periods of stressed market conditions.

Signature Guarantees
The Transfer Agent may require a signature guarantee for certain redemption requests. Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”), but not from a notary public. A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

•	if ownership is being changed on your account;

•	when redemption proceeds are payable or sent to any person, address or bank account not on

•	record; and

•	when a redemption is received by the Transfer Agent and the account address has changed

•	within the last 15 calendar days.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, a signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Redemption by Mail
You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Terra Firma US Concentrated Realty Equity Fund	Terra Firma US Concentrated Realty Equity Fund
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Telephone Redemption
Telephone redemption privileges are automatically provided unless you specifically decline the option on your Account Application. You may redeem shares, in any amount, by instructing the Fund by telephone at 1-844-40TERRA (1-844-408-3772). A signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to add or change telephone redemption privileges. Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 calendar days before the redemption request. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Wire Redemption
Wire transfers may be arranged to redeem shares. The Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.

Systematic Withdrawal Program
The Fund offers a SWP whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or year. Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network. To start the SWP, your account must have Fund shares with a value of at least $10,000, and the minimum payment amount is $100. The SWP may be terminated or modified by the Fund at any time. You may terminate your participation in the SWP at any time in writing or by telephoning the Transfer Agent no later than five days before the next scheduled withdrawal. A withdrawal under the SWP involves a redemption of Fund shares, and may result in a capital gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the amounts credited to your account, the account ultimately may be depleted. To establish the SWP, complete the SWP section of the Account Application. Please call 1-844-40TERRA (1-844-408-3772) for additional information regarding the SWP.

The Fund’s Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $1,000, other than as a result of a decline in the NAV of the Fund or for market reasons. The Fund will provide a shareholder with written notice 30 calendar days prior to redeeming the shareholder’s account. A redemption by the Fund may result in a taxable capital gain or loss for federal income tax purposes.

Tools to Combat Frequent Transactions
The Fund is intended for long-term investors. Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders. The Board of Trustees has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps include, among other things, monitoring trading activity and using fair value pricing. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests. Except as noted herein, the Fund applies all restrictions uniformly in all applicable cases.

Monitoring Trading Practices. The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders. The Fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by the Fund in its sole discretion. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

Fair Value Pricing. The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. The Board of Trustees has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that, in the judgment of the Advisers, does not represent the security’s fair value), or when, in the judgment of the Advisers, events have rendered the market value unreliable. Valuing securities at fair value involves reliance on judgment. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share. More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Share Price.”

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In particular, since the Fund receives purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading. However, the Fund will work with Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through nondisclosed or omnibus accounts. The Fund will use this information to attempt to identify abusive trading practices. Authorized Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies. However, the Fund cannot guarantee the accuracy of the information provided to it from Authorized Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a result, the Fund’s ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

FORM OF PROXY

LAZARD ASSET MANAGEMENT LLC 30 ROCKEFELLER PLAZA, 56TH FLOOR NEW YORK, NY 10112	To vote by Internet

1)
Read the Proxy Statement/Prospectus and have the proxy card below at hand.
2)
Go to website www.proxyvote.com
3)
Follow the instructions provided on the website.
4)
To attend and vote at the meeting, please register by going to Virtual Shareholder Meeting at: www.viewproxy.com/LazardUSRealtyEquity/broadridgevsm/

To vote by Telephone
1) Read the Proxy Statement/Prospectus and have the proxy card below at hand. 2) Call 1-800-690-6903 3) Follow the instructions.
To vote by Mail
1) Read the Proxy Statement/Prospectus. 2) Check the appropriate box on the proxy card below. 3) Sign and date the proxy card. 4) Return the proxy card in th envelope provided.

THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR PROPOSAL 1.	For	Against	Abstain

1.
To approve the Agreement and Plan of Reorganization (the "Plan") between The Lazard Funds, Inc. ("LFI"), on behalf of Lazard US Realty Equity Portfolio (the "Target Fund"), and Trust for Professional Managers ("TPM"), on behalf of the Terra Firma US Concentrated Realty Equity Fund (the "Acquiring Fund"), which provides for (a) the transfer of all of the assets of the Target Fund to the Acquiring Fund, in exchange solely for the Acquiring Fund's Institutional Class shares and Open Class shares of beneficial interest having an aggregate net asset value equal to the value of the Target Fund's net assets and the assumption by the Acquiring Fund of the liabilities of the Target Fund; (b) the distribution of the Institutional Class shares and Open Class shares of the Acquiring Fund received by the Target Fund to shareholders of Institutional Shares and Open Shares, respectively, of the Target Fund in accordance with their respective interests in the Target Fund in complete liquidation of the Target Fund; and (c) the Target Fund to be terminated as a series of LFI (the "Reorganization").
	☐	☐	☐

If this Proxy is executed but no instruction is given, the votes entitled to be cast by the undersigned will be cast “FOR” the proposal.

Note: Please sign exactly as name or names appear(s) on this proxy. If stock is held jointly, each holder should sign. If signing as attorney, trustee, executor, administrator, custodian, guardian or corporate officer, please give full title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [PLEASE SIGN WITHIN BOX]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on June 16, 2020:
The Proxy Statement/Prospectus and any amendments or supplements to the foregoing material that are required to be furnished to shareholders is available at: www.proxyvote.com.

LAZARD US REALTY EQUITY PORTFOLIO
A SERIES OF THE LAZARD FUNDS, INC.
PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS
JUNE 16, 2020

The undersigned Shareholder(s) hereby appoint(s) Shari L. Soloway and Steven P. Messer, or any one of them true and lawful attorneys with power of substitution of each, to vote the proxy or proxies of the undersigned, to attend the Special Meeting of Shareholders of the Lazard US Realty Equity Portfolio, a series of The Lazard Funds, Inc., managed by Lazard Asset Management LLC (the "Adviser"), to be held on June 16, 2020 at 3:00 p.m. Eastern Time, via Virtual Shareholder Meeting at www.viewproxy.com/LazardUSRealtyEquity/broadridgevsm/, and at any postponements or adjournments thereof (the "Special Meeting"), to vote all of the shares of Lazard US Realty Equity Portfolio that the undersigned would be entitled to vote if personally present at the Special Meeting and to otherwise represent the undersigned at the Special Meeting with all powers possessed by the undersigned if personally present at the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders.

THIS PROXY IS SOLICITED ON BEHALF OF THE LAZARD FUNDS, INC. BOARD OF DIRECTORS. This proxy card, when properly executed, will be voted as instructed. If no specification is made, the proxy card will be voted "FOR" the Proposal. Only matters set forth in the Notice of Special Meeting of Shareholders may be considered and voted on at the Special Meeting. Thus the only matter that will be considered and voted on will be the approval of the Proposal.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2020
For the Reorganization of

Lazard US Realty Equity Portfolio
a series of The Lazard Funds, Inc.
c/o Lazard Asset Management LLC
30 Rockefeller Plaza | New York, New York 10112
(800) 823-6300

Into

Terra Firma US Concentrated Realty Equity Fund
a series of Trust for Professional Managers
615 East Michigan Street | Milwaukee, Wisconsin 53202
1-844-40TERRA (1-844-408-3772)

This Statement of Additional Information (the “Reorganization SAI”) is not a prospectus. A Proxy Statement/Prospectus dated May 1, 2020 (the “Proxy Statement/Prospectus”), relating to the above referenced matter may be obtained from the Target Fund and/or the Acquiring Fund (each a “Fund” and collectively, the “Funds”) by writing or calling the Funds at the addresses and telephone numbers shown above. This Reorganization SAI should be read in conjunction with such Proxy Statement/Prospectus.

You should rely only on the information contained in this Reorganization SAI and the Proxy Statement/Prospectus. The Funds have not authorized others to provide additional information. This Reorganization SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.

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GENERAL INFORMATION

This Reorganization SAI and the Proxy Statement/Prospectus are related to the reorganization of the Lazard US Realty Equity Portfolio (the “Target Fund”), a series of The Lazard Funds, Inc. (“LFI”), with and into the Terra Firma US Concentrated Realty Equity Fund (the “Acquiring Fund”), a series of Trust for Professional Managers (“TPM”), which involves (a) the transfer of all of the assets of the Target Fund to the Acquiring Fund, in exchange solely for the Acquiring Fund’s Institutional Class shares and Open Class shares of beneficial interest having an aggregate net asset value equal to the value of the Target Fund’s net assets and the assumption by the Acquiring Fund of the liabilities of the Target Fund; (b) the distribution of the Institutional Class shares and Open Class shares of the Acquiring Fund received by the Target Fund to shareholders of Institutional Shares and Open Shares, respectively, of the Target Fund in accordance with their respective interests in the Target Fund in complete liquidation of the Target Fund; and (c) the Target Fund to be terminated as a series of LFI (the “Reorganization”). The Target Fund and the Acquiring Fund are collectively referred to as the “Funds.”

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE
REORGANIZATION SAI

This Reorganization SAI consists of the information set forth below pertaining to the Acquiring Fund and the Target Fund and the following described documents, each of which are incorporated by reference herein:

•	the Prospectus of the Target Fund, dated May 1, 2020;

•	the Statement of Additional Information of the Target Fund, dated May 1, 2020; and

•	the Annual Report for the Target Fund for the fiscal year ended December 31, 2019.

Additional copies of these materials and other information about LFI, TPM and the Funds are available upon request and without charge by writing to the addresses below or by calling the telephone number listed as follows:

With respect to the Target Fund: c/o Lazard Asset Management LLC 30 Rockefeller Plaza New York, New York 10112 (800) 823-6300	With respect to the Acquiring Fund: 615 East Michigan Street Milwaukee, Wisconsin 53202 1-844-40TERRA (1-844-408-3772)

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PRO FORMA FINANCIAL STATEMENTS
Pro forma financial statements are not presented as the Target Fund is being combined with the Acquiring Fund, a newly created series of TPM, which does not have any assets or liabilities and will commence investment operations upon completion of the Reorganization. As a result, the Target Fund will be the accounting survivor of the Reorganization. Additional information regarding the Acquiring Fund is contained in Appendix A to this Reorganization SAI.

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APPENDIX A – STATEMENT OF ADDITIONAL INFORMATION

Terra Firma US Concentrated Realty Equity Fund Institutional Class Shares (TFRIX)
Open Class Shares (TFREX)

Statement of Additional Information
May 1, 2020

This Statement of Additional Information (the “Proxy Statement SAI”) provides general information about the Terra Firma US Concentrated Realty Equity Fund (the “Fund”), a series of Trust for Professional Managers (the “Trust”). This Proxy Statement SAI is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated May 1, 2020, relating specifically to the reorganization of the Lazard US Realty Equity Portfolio (the “Target Fund”), a series of The Lazard Funds, Inc., a Maryland corporation, into the Fund. The audited financial statements for the most recently completed fiscal year for the Target Fund and related independent registered public accounting firm’s report are incorporated by reference herein. A copy of the Proxy Statement/Prospectus and copies of the Fund’s annual report and semi-annual report (when available) may be obtained without charge by writing the Fund c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53202, by calling 1-844-40TERRA (1-844-408-3772), or by visiting the Fund’s website at www.terrafirmaAM.com.

Terra Firma US Concentrated Realty Equity Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-844-40TERRA (1-844-408-3772)

Table of Contents

Page
THE TRUST    1
INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS    2
INVESTMENT RESTRICTIONS    22
MANAGEMENT OF THE FUND    23
Board of Trustees    23
Trustees and Officers    23
Role of the Board    26
Board Leadership Structure    26
Board Oversight of Risk Management    27
Trustee Qualifications    27
Trustee Ownership of Fund Shares    28
Board Committees    29
Trustee Compensation    29
Control Persons and Principal Shareholders    30
Investment Adviser    31
Portfolio Managers    32
SERVICE PROVIDERS    34
Fund Administrator, Transfer Agent and Fund Accountant    35
Custodian    35
Legal Counsel    35
Independent Registered Public Accounting Firm    35
DISTRIBUTION AND SERVICING OF FUND SHARES    35
Rule 12b-1 Distribution Plan    36
PORTFOLIO TRANSCTIONS AND BROKERAGE    37
PORTFOLIO TURNOVER    39
CODE OF ETHICS    40
PROXY VOTING PROCEDURES    40
ANTI-MONEY LAUNDERING PROGRAM    41
PORTFOLIO HOLDINGS INFORMATION    41
DETERMINATION OF NET ASSET VALUE    42
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION    44
How to Purchase Shares    44
How to Redeem Shares and Delivery of Redemption Proceeds    44
Telephone Redemptions    45
Redemption In Kind    45
FEDERAL INCOME TAX MATTERS    45
DISTRIBUTIONS    49
COST BASIS REPORTING    49
FINANCIAL STATEMENTS    50

The Trust
The Trust is a Delaware statutory trust organized on May 29, 2001, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Fund is one series, or mutual fund, formed by the Trust. The Fund is a non-diversified series and has its own investment objectives and policies. Other series of the Trust are offered in separate prospectuses and SAIs. The Trust may register additional series and offer shares of a new fund or share class under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares). Interests in the Fund are represented by shares of beneficial interest each with a par value of $0.001. Each share of the Trust has equal voting rights and liquidation rights, and is voted in the aggregate and not by the series or class of shares except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interests of a particular series or class of shares. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class. The Trust does not normally hold annual meetings of shareholders. The Trust’s Board of Trustees (the “Board” or the “Board of Trustees”) shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board of Trustees. The Board of Trustees has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interests in the assets belonging to that series and the rights of shares of any other series are in no way affected. Additionally, in case of any liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series or class are borne by that series or class. Any general expenses of the Trust not readily identifiable as belonging to a particular series or class are allocated by, or under the direction of, the Board of Trustees on the basis of relative net assets, the number of shareholders or another equitable method. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

In accordance with a Multiple Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, the Fund offers two classes of shares for investors - Institutional Class shares and Open Class shares. Institutional Class shares are generally available to institutions and individuals willing to make a minimum initial investment in the Fund of $10,000, and to certain institutional investors that are not subject to the minimum initial investment amount and to employees of the Adviser. Open Class shares are assessed a Rule 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Open Class shares. More information regarding the Rule 12b-1 Plan applicable to Open Class shares can be found under the section entitled “Distribution and Servicing of Fund Shares.”

Terra Firma Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Fund. The Fund is the successor to the Lazard US Realty Equity Portfolio (the “Predecessor Portfolio”), a series of The Lazard Funds, Inc., pursuant to a tax-free reorganization effective on or about June 19, 2020 (the “Reorganization”). The Predecessor Portfolio had substantially the same investment objectives, strategies and policies as the Fund. The Predecessor Portfolio commenced operations on December 31, 2008 and the Fund commenced operations on or about June 19, 2020. See the sections entitled “Management of the Fund” and “Investment Advisory and Other Services” in this SAI for more information about the Adviser.

Investment Policies, Strategies and Associated Risks
Investment Objectives
The Fund’s primary investment objective is long-term capital appreciation, with a secondary investment objective of current income, including interest and dividends from portfolio securities. The investment objectives may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders. However, the Fund will not make any change in its investment policy of investing at least 80% of its net assets in equity securities of US Realty Companies (defined below) without first changing the Fund’s name and providing shareholders with at least 60 days’ notice.

Diversification
The Fund is non diversified. A fund is considered “non-diversified” when a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Because the Fund is non-diversified, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

General Market Risks
Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issues in a different country or region. In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company. As a result of this volatility, many of the risks associated with an investment in the Fund may be increased. Continuing market problems may have adverse effects on the Fund.

Investment Strategies and Related Risks
There is no assurance that the Fund will achieve its investment objective. The following discussion supplements the description of the Fund’s investment objectives and principal investment strategies set forth in the Prospectus. Except for the fundamental investment restrictions listed below (see “Fundamental Investment Restrictions”), the Fund’s investment strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees, without shareholder approval. While the Fund is permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so.

Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy. If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Real Estate Investment Trust (“REITs”) and Real Estate Operating Companies (“REOCs”)
Equity REITs invest primarily in real property and earn rental income from leasing those properties. They also may realize gains or losses from the sale of properties. Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms and property maintenance and repair. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties and are paid interest by the owners of the financed properties. Hybrid REITs invest both in real property and in mortgages.

A REIT generally is not taxed on income distributed to its shareholders if it complies with certain federal tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes the vast majority of its taxable income to shareholders each year. Consequently, REITs tend to focus on income-producing real estate investments. Like REITs, REOCs may invest, own and manage real estate properties. REOCs do not, however, elect to qualify for the federal income tax treatment accorded REITs. Consequently, REOCs generally offer investment potential more from capital growth and less from dividend income than do REITs.

The Fund’s investments in REITs and REOCs may be adversely affected by deteriorations of the real estate rental market, in the case of REITs and REOCs that primarily own real estate, or by deteriorations in the creditworthiness of property owners and changes in interest rates in the case of REITs that primarily hold mortgages. Equity and mortgage REITs and REOCs also are dependent upon specialized management skills, may not be diversified in their holdings and are subject to the risks of financing projects. REITs also may be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Under certain circumstances, a REIT may fail to qualify for such tax-free pass-through of income, which would subject the REIT to federal income taxes and adversely affect the value of its securities. See “General Realty Companies Risks” and “Specific Realty Companies Risks” below.

Mortgage-Backed Securities and Asset-Backed Securities
The Fund may invest up to 5% of its assets in mortgage-backed securities issued or guaranteed by US issuers, including the US government or one of its agencies or instrumentalities, or private issuers. The Fund is limited to investing in asset-backed securities issued by private issuers, and up to 5% of the Fund’s assets only. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations (“CMOs”). Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), commonly known as “Ginnie Mae,” FNMA, commonly known as “Fannie Mae,” FHLMC, commonly known as “Freddie Mae,” or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities (collectively, “private lenders”).

Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. In September 2008, at the direction of the U.S. Department of the Treasury, FNMA and FHLMC were placed into conservatorship under the FHFA. The U.S. Government also took steps to provide additional financial support to FNMA and FHLMC. No assurance can be given that the U.S. Treasury initiatives with respect to FNMA and FHLMC will be successful.

Asset-backed debt obligations represent direct or indirect participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk and bankruptcy of the originator or any other affiliated entities and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, over-collateralization and guarantees by third parties.

The rate of principal payment on mortgage- and asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any mortgage- or asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. The yield characteristics of mortgage- and asset-backed debt obligations differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage- and asset-backed debt obligations, usually monthly, and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if these debt obligations or securities are purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if these debt obligations or securities are purchased at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Mortgage-backed securities available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on debt obligations or securities purchased at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage-backed securities is smaller and less liquid than the market for government-sponsored mortgage-backed securities.

While asset-backed securities may be issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Mortgage-backed securities may be issued with either a single class of security or multiple classes, which are commonly referred to as a CMO. Multiple class mortgage- and asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing selective credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include separate trading of registered interest and principal of securities (“STRIPS”) (mortgage- and asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics that mimic the characteristics of nonasset-backed securities, such as floating interest rates (i.e., interest rates that adjust as a specified benchmark changes) or scheduled amortization of principal.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including: federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations; continued availability of revenue from government reimbursement programs (primarily Medicaid and Medicare); and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Homebuilding. Homebuilding businesses are affected by several significant factors, including: rising costs and decreased availability of suitable land; costs of construction labor and materials; overbuilding and price competition; consumer demand and confidence; labor availability, including strikes; availability of construction financing and residential mortgages; and related interest rates and availability of credit.

Gaming. The risks of gaming businesses include, among other things, state and local laws governing gaming licenses, risks similar to those of lodging and hotel properties, general and local economic conditions and consumer confidence.

Restaurant. The risks of restaurant businesses are that they are more sensitive to adverse economic conditions and competition than many other businesses, changing consumer tastes, and commodity and labor costs and, in some instances, risks similar to those of the lodging and hotel properties.
Natural Resources. Natural resources business are affected by several significant factors, including: demand and price fluctuations for the natural resource products; the time and expenses of exploration, acquisition and development; the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues; national, regional, state and local laws governing licenses and permits; political and community opposition; energy costs and other required commodities; and environmental and hazardous waste issues, including costs of regulatory compliance and remediation.

Utility Companies. Utility companies are subject to a variety of risk factors that may adversely affect their business or operations, including: high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates charged to customers; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies; and inexperience with and potential losses resulting from a developing deregulatory environment.

Insurance Issues. Certain of the portfolio companies may carry comprehensive liability, fire, flood, earthquake, extended coverage and rental loss insurance with various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties, which would, as a result, impact a Fund’s investment performance.

Financing and Credit. Real estate-related companies may be adversely affected by a lack of available financing or tightening of credit.

Financial Leverage. Real estate-related companies may be highly leveraged and financial covenants may affect the ability of such companies to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a real estate-related company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of a Fund could be reduced.

REIT Tax Issues. REITs are subject to a highly technical and complex set of provisions in the Code. A Fund might invest in a real estate company that purports to be a REIT and then the company unexpectedly could fail to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the company would be subject to corporate-level taxation, significantly reducing the return to a Fund on the Fund’s investment in such company. REITs could possibly fail to qualify for tax-free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above enumerated risks may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. If a REIT’s borrowers or lessees default, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued proposed Treasury Regulations that, if finalized as proposed, would permit a dividend or part of a dividend paid by a regulated investment company and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction. These regulations have not yet been finalized and the tax treatment of REIT dividends received through a regulated investment company may change in the future. However, taxpayers may rely on the Treasury Regulations as proposed, until they are adopted as final.

Equity Securities
Equity securities represent ownership interests, or the rights to acquire ownership interests, in an issuer and include common stocks, preferred stocks, convertible securities, options and warrants, with different types of equity securities providing different voting and dividend rights and priority if the issuer becomes bankrupt. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Mid-Cap and Small-Cap Stocks
The general risks associated with equity securities and liquidity risk are particularly pronounced for stocks of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Stocks of mid-capitalization and small-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Generally, the smaller the company, the greater these risks become.

Preferred Stocks
Preferred stocks pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and the liquidation of an issuer’s assets. This means that an issuer must pay dividends on preferred stocks before paying any dividends on its common securities. Some preferred stocks offer a fixed rate of return with no maturity date. Because those preferred stocks never mature, they trade like long-term bonds, can be more volatile than other types of preferred stocks and may have heightened sensitivity to changes in interest rates. Other preferred stocks have variable dividends, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process involving bids submitted by holders and prospective purchasers of such securities. Because preferred stocks represent an equity ownership interest in an issuer, their value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets. Preferred stock holders usually have no voting rights or their voting rights are limited to certain extraordinary transactions or events.

Convertible Securities
The Fund may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common stock or other equity security will assist the Fund in achieving its investment objectives. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer’s profits, and the issuer’s management capability and practices.

Initial Public Offerings (“IPOs”)
IPOs occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPOs, they are often smaller and have limited operating histories, which may involve a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by the issuance of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and the limited availability of investor information. As a result of this or other factors, the Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for one year or less may be treated as short-term gains, and be taxable as ordinary income to the Fund’s shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Fund’s performance if the Fund’s asset base is small. Consequently, IPOs may constitute a significant portion of the Fund’s returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a small component of the Fund’s assets as it increases in size and therefore have a more limited effect on the Fund’s performance.

There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the after-market at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

Other Investment Companies
The Fund may invest in shares of other investment companies, including money market mutual funds, other mutual funds or ETFs. The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses. The Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act. With certain exceptions, Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring: (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund (such limits do not apply to investments in money market funds). However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell, its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%. SEC Rule 12d1-3 provides, however, that the Fund may rely on the Section 12(d)(1)(F) exemption and charge a sales load in excess of 1 1/2% provided that the sales load and any service fee charged does not exceed limits set forth in applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”)

If the Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of the securities of the investment company. In addition, an investment company purchased by the Fund pursuant to Section 12(d) (1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund will also bear its pro rata portion of the advisory and operational expenses incurred indirectly through its investments in other investment companies.

Exchange Traded Funds. An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. The portfolios of ETFs in which the Fund invests generally consist of common stocks that closely track the performance and dividend yield of specific securities indices, either broad market, sector or international. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of stocks in a single security. Although index mutual funds are similar, they are generally sold and redeemed only once per day at market close. Broad securities market index ETFs include Standard & Poor’s Depository Receipts (“SPDRs”), which are interests in a unit investment trust representing an undivided interest in a portfolio of all of the common stocks of the S&P 500® Index. Real estate-related “sector” ETFs include: iShares Dow Jones U.S. Real Estate Index Partnership (“IYR”), which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of DJWRES Index, which includes companies in the real estate holding and developing and REITs sub-sectors; the Vanguard REIT Index Partnership (“VNQ”), which seeks to parallel the investment performance of the Morgan Stanley REIT Index, which tracks publicly traded equity REITs; and StreetTRACKS Wilshire REIT Index Partnership (“RWR”), which seeks investment results that, before expenses, generally correspond to the price and yield performance of the Wilshire REIT Index.

Bonds, Debt and Fixed Income Obligations
The Fund may invest in up to 20% of its net assets in bonds and other types of fixed income obligations of U.S. issuers. These securities may pay fixed, variable, adjustable or floating rates of interest, and may include zero coupon obligations that do not pay interest until maturity. Fixed income obligations may include:

•	bonds, notes and debentures issued by corporations;

•	U.S. Government Securities;

•	municipal securities; and

•	mortgage-related securities and asset-backed securities.

The Fund may invest in both investment grade and up to 20% of its net assets in non-investment grade fixed- income obligations. Investment grade fixed-income securities have received a rating from S&P or Moody’s in one of the four highest rating categories or, if not rated, have been determined by the Adviser to be of comparable quality to such rated securities. Non-investment grade fixed-income securities (typically called “junk bonds”) have received a rating from S&P or Moody’s of below investment grade, or have been given no rating and are determined by the Adviser to be of a quality below investment grade. There are no limitations on the maturity or duration of fixed-income securities that may be purchased by the Fund. See Appendix A for descriptions of these rating categories.

Bank Debt Instruments. Bank debt instruments in which the Fund may invest consist of certificates of deposit, banker’s acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions, the accounts of which are insured by the Federal Deposit Insurance Corporation or the Savings Association Insurance Fund. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Banker’s acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

Commercial Paper. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund generally will invest in commercial paper rated A-1 by S&P or Prime-1 by Moody’s or unrated paper of issuers who have outstanding unsecured debt rated AA or better by S&P or Aa or better by Moody’s. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund’s policy with respect to illiquid investments unless, in the judgment of the Fund, such note is liquid.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer’s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the issuer’s parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Issuers of commercial paper rated A-1 (highest quality) by S&P have the following characteristics: liquidity ratios are adequate to meet cash requirements; long- term senior debt is rated “A” or better, although in some cases “BBB” credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1.

Variable-, Adjustable- And Floating-Rate Securities. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Adjustments of interest rates of mortgages underlying adjustable rate mortgage-related securities (“ARMs”) usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits.

Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable-, adjustable, or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure.

Variable-, adjustable- and floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days notice. In other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded. There generally is not an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where the obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, a Fund may invest in them subject to the Fund’s investment policy of not investing more than 20% of its net assets in below-investment grade securities.

In addition, each variable-, adjustable- and floating-rate obligation must meet the credit quality requirements applicable to all of the Fund’s investments at the time of purchase. When determining whether such an obligation meets the Fund’s credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

Repurchase Agreements
Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker dealers with the SEC or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund’s net assets would be invested in illiquid securities, including such repurchase agreements.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security that is subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to the Adviser, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund could be unsuccessful in seeking to enforce on the seller a contractual obligation to deliver additional securities.

Illiquid Securities
Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable, and securities such as repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Pursuant to the liquidity risk management programs of the Trust and the Adviser applicable to the Fund, the term “illiquid security” is defined as a security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days. Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non- negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice. Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical ratings organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by a NRSRO is performed. The Fund will not invest more than 15% of the value of its net assets, taken at the time of investment, in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options and certain restricted securities not determined by the Board of Trustees to be liquid.

Options, Futures and Related Strategies
General. The Fund may use certain options (both traded on an exchange and OTC), futures contracts (sometimes referred to as “futures”), options on futures contracts and swap agreements (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the CFTC. In addition, the Fund’s ability to use Financial Instruments will be limited by tax considerations. To the extent the Fund invests in futures or options on futures, the Adviser intends to operate the Fund in compliance with the requirements of Rule 4.5 under the Commodity Exchange Act (“CEA”) or another applicable exemption. As a result, the Fund would not deemed to be a “commodity pool” under the CEA and will be limited in its ability to use futures and options on futures or commodities or engage in swap transactions for other than bona fide hedging purposes. Provided the Fund operates within the limits of Rule 4.5 under the CEA or another applicable exemption, the Adviser will be excluded from the definition of a commodity pool operator (“CPO”) and is thus not required to be registered as a CPO under the CEA. If the Fund was no longer able to claim the exclusion, the Fund and the Adviser, to the extent trading in commodity interests, would be subject to registration and regulation under the CEA.

To the extent the Adviser could not rely on the Rule 4.5 exclusion or another exemption, the impact on the Fund of CFTC requirements is uncertain. CFTC-mandated disclosure, reporting and recordkeeping obligations would apply with respect to the Fund under the CFTC’s harmonization rules for CPOs adopted on August 13, 2013, which seeks to “harmonize” these obligations with overlapping SEC regulations. The effects of these regulatory changes could reduce investment returns or limit the Fund’s ability to implement its investment strategy. Investors in the Fund and their financial advisers should consider whether the Fund’s potential status as a “commodity pool” would impact their operations or status under the CEA in deciding whether to invest in the Fund.

In addition to the instruments, strategies and risks described below and in the Prospectus, the Adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Adviser develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Adviser may utilize these opportunities to the extent that they are consistent with the Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities.

Special Considerations and Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

1.
Successful use of most Financial Instruments depends upon the Adviser’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by the Adviser may still not result in a successful transaction. The Adviser may be incorrect in their expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

2.
Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

3.	As described below, the Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If the Fund was unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with an approved custodian, in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange (“CBOE”), the NYSE Amex and other exchanges, as well as the OTC markets.

By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, the Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option. This is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option. This is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Commodities, Currencies and Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter-party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counter-party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the NYSE Arca Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the Adviser are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options that the Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether the Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant. When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price. Once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Exchange-Traded Notes
An ETN is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because ETN returns are typically based upon the performance of a market index. ETNs are publicly traded on a U.S. securities exchange. An ETN incurs certain expenses not incurred by its applicable index, and an investment in an ETN will bear its proportionate share of any fees and expenses borne by the ETN. The market value of an ETN share may differ from its NAV; the share may trade at a premium or discount to its NAV, which may be due to, among other things, differences in the supply and demand in the market for the share. Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.

Foreign Investments and Currencies
The Fund may make investments in securities of non-U.S. issuers (“foreign securities”), including U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the U.S.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics. Foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s foreign securities may be less liquid and more volatile than U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States.

Taxes. The interest and dividends payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

Emerging Markets. Some of the securities in which the Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

In considering whether to invest in the securities of a foreign company, the Adviser may consider such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time, depending on the Adviser’s assessment of prevailing market, economic and other conditions.

Depositary Receipts and Registered Depositary Certificates
The Fund may invest in securities of non-U.S. issuers directly or in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”), Non-Voting Depositary Receipts (“NVDRs”) or other similar securities representing ownership of securities of non-U.S. issuers held in trust by a bank, exchange or similar financial institution. These securities may not necessarily be denominated in the same currency as the securities they represent. Designed for use in U.S., European and international securities markets, as applicable, ADRs, EDRs, GDRs, IDRs and NVDRs are alternatives to the purchase of the underlying securities in their national markets and currencies, but are subject to the same risks as the non-U.S. securities to which they relate.

ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and IDRs are receipts issued in Europe typically by non-U.S. banking and trust companies that evidence ownership of either foreign or U.S. securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying non-U.S. securities. NVDRs are typically issued by an exchange or its affiliate. Generally, ADRs, in registered form, are designed for use in U.S. securities markets, and EDRs, GDRs, IDRs and NVDRs are designed for use in European and international securities markets. An ADR, EDR, GDR, IDR or NVDR may be denominated in a currency different from the currency in which the underlying foreign security is denominated.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of- service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.

Temporary and Cash Investments
Under normal market conditions, the Fund will stay fully invested according to its principal investment strategies as noted above. The Fund, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective during that period. For longer periods of time, the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested, and this may result in the Fund not achieving its investment objective during that period. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Investment Restrictions
Fundamental Investment Restrictions
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the outstanding voting securities” of the Fund, as defined under the 1940 Act. Under the 1940 Act, the vote of the holders of a “majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented; or (ii) more than 50% of the outstanding shares of the Fund.

1.
The Fund may not issue senior securities or borrow money, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

2.
The Fund may not purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

3.
The Fund may not underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act).

4.
The Fund may not purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate).

5.
The Fund may not make loans of money (except for the lending of portfolio securities, purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements).

6.
The Fund may not invest in the securities of any one industry if as a result, more than 25% of the Fund's total assets would be invested in the securities of such industry, except that (a) the foregoing does not apply to securities issued or guaranteed by the US Government, its agencies or instrumentalities; and (b) the Fund shall invest more than 25% of its total assets in securities of Realty Companies to the extent disclosed in the Fund's Prospectus and this SAI.(1)

(1)	For purposes of complying with this restriction, the Fund will look through to the securities of any underlying investment companies in which the Fund invests.
Non-Fundamental Investment Restrictions
The following non-fundamental investment restrictions is applicable to the Fund. This restrictions can be changed by the Board of Trustees, but the change will only be effective after prior written notice is given to shareholders of the Fund.

1.
The Fund may not make any change in its investment policy of investing at least 80% of its assets in equity securities of US Realty Companies and synthetic instruments related to US Realty Companies without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Management of the Fund

Board of Trustees
The management and affairs of the Fund are supervised by the Board of Trustees. The Board of Trustees consists of four individuals. The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.

Trustees and Officers
The Trustees and the officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1955	Trustee	Indefinite Term; Since August 22, 2001	21	Professor Emeritus, Department of Accounting (June 2019-present), Professor, Department of Accounting (2004-2019), Chair, Department of Accounting (2004-2017), Marquette University.	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1956	Trustee	Indefinite Term; Since August 22, 2001	21	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986-present).	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).
Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1943	Trustee	Indefinite Term; Since October 23, 2009	21
Retired (2011-present); Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (investment management firm) (1994-2011).
					Independent Trustee, Gottex Trust (an open-end investment company) (2010-2016).
Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1962	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	21	President (2017-present), Chief Operating Officer (2016-present), Executive Vice President (1994-2017) of U.S. Bancorp Fund Services, LLC.	Trustee, Buffalo Funds (an open-end investment company) (2003-2017); Trustee, USA MUTUALS (an open-end investment company) (2001-2018).
John P. Buckel 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	President and Principal Executive Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1974	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Elizabeth B. Scalf 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since July 1, 2017	N/A
Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2017-present); Vice President and Assistant CCO, Heartland Advisors, Inc. (December 2016-January 2017); Vice President and CCO, Heartland Group, Inc. (May 2016-November 2016); Vice President, CCO and Senior Legal Counsel (May 2016-November 2016), Assistant CCO and Senior Legal Counsel (January 2016-April 2016), Heartland Advisors, Inc.

N/A
Jay S. Fitton 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1970	Secretary	Indefinite Term; Since July 22, 2019	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2019-present); Partner, Practus, LLP (2018-2019); Counsel, Drinker Biddle & Reath LLP (2016-2018).	N/A
Kelly A. Burns 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since April 23, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011-present).	N/A
Melissa Aguinaga 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since July 1, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010-present).	N/A
Laura A. Carroll 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Assistant Treasurer	Indefinite Term; Since August 20, 2018	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2007-present).	N/A

*	Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

Role of the Board
The Board provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser and the Fund’s distributor, administrator, custodian, and transfer agent, each of which are discussed in greater detail in this SAI. The Board approves all significant agreements with the distributor, administrator, custodian, and transfer agent. The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a CCO who reports directly to the Board, who administers the Trust’s compliance program and who regularly reports to the Board as to compliance matters, including by undertaking an annual compliance review. Some of these reports are provided as part of formal, in-person board meetings, which are held five times per year, and at such other times as the Board determines are necessary, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal board meetings, to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust, and this oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board is composed of three Independent Trustees – Dr. Michael D. Akers, Gary A. Drska and Jonas B. Siegel – and one Trustee who is an “interested person” of the Trust (the “Interested Trustee”) – Joseph C. Neuberger. Accordingly, 75% of the members of the Board are Independent Trustees, Trustees who are not affiliated with the Adviser, its affiliates or any other investment adviser or service provider to the Trust or any underlying fund. The Board of Trustees has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail under “Board Committees” below. Each of the Audit Committee and the Nominating Committee are composed entirely of Independent Trustees. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Trust’s Chairperson, Mr. Neuberger, is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust. Mr. Neuberger also serves as President and Chief Operating Officer of U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services”), the Funds’ administrator. The Trust has not appointed a lead Independent Trustee.

The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including the unaffiliated nature of each investment adviser and the funds managed by such adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.

The Board has determined that the function and composition of the Audit Committee and the Nominating Committee are appropriate to address any potential conflicts of interest that may arise from the Chairperson’s status as an Interested Trustee. In addition, the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows these Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below. Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers. Because risk management is a broad concept composed of many elements (such as investment risk, issuer and counterparty risk, compliance risk, operational risks and business continuity risks), the oversight of different types of risks is handled in different ways. For example, the Chief Compliance Officer regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks. In addition, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert” meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks, as well as other risks that may be discussed during Audit Committee meetings.

Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to his continued service as a Trustee of the Trust in light of the Trust’s business and structure. The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee. The information provided below, and in the table above, is not all-inclusive. Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Michael D. Akers, Ph.D., CPA. Dr. Akers has served as an Independent Trustee of the Trust since 2001. Dr. Akers has also served as an independent trustee of USA Mutuals, an open-end investment company, since 2001. Dr. Akers has been a Professor Emeritus, Department of Accounting at Marquette University since June 2019, was Professor, Department of Accounting at Marquette University from 2004 to May 2019, was Chair of the Department of Accounting at Marquette University from 2004 to 2017, and was Associate Professor, Department of Accounting at Marquette University from 1996 to 2004. Dr. Akers is a certified public accountant, a certified fraud examiner, a certified internal auditor and a certified management accountant. Through his experience as a trustee of mutual funds and his employment experience, Dr. Akers is experienced with financial, accounting, regulatory and investment matters.

Gary A. Drska. Mr. Drska has served as an Independent Trustee of the Trust since 2001. Mr. Drska has also served as an independent trustee of USA Mutuals, an open-end investment company, since 2001. Mr. Drska has served as a Pilot of Frontier/Midwest Airlines, Inc., an airline company, since 1986. Through his experience as a trustee of mutual funds, Mr. Drska is experienced with financial, accounting, regulatory and investment matters.

Jonas B. Siegel, CPA. Mr. Siegel has served as an Independent Trustee of the Trust since 2009. Mr. Siegel previously served as an Independent Manager of the Ramius IDF fund complex from 2010 to 2015, which was composed of two closed-end investment companies. Mr. Siegel previously served as an independent trustee of Gottex Trust, an open-end investment company, from 2010 to 2016. Mr. Siegel previously served as a trustee of the Gottex Multi-Asset Endowment fund complex from 2010 to 2015, and as a trustee of the Gottex Multi-Alternatives fund complex from 2010 to 2015, each of which is composed of three closed-end investment companies. He also served as the Managing Director, CAO and CCO of Granite Capital International Group, LP, an investment management firm, from 1994 to 2011, as Vice President, Secretary, Treasurer and CCO of Granum Series Trust, an open-end investment company, from 1997 to 2007, and as President, CAO and CCO of Granum Securities, LLC, a broker-dealer, from 1997 to 2007. Mr. Siegel is a certified public accountant. Through his experience as a trustee of mutual funds and his employment experience, Mr. Siegel is experienced with financial, accounting, regulatory and investment matters.

Joseph C. Neuberger. Mr. Neuberger has served as an Interested Trustee of the Trust since 2001. Mr. Neuberger previously served as a trustee of USA Mutuals, an open-end investment company, from 2001 to 2018, and as a trustee of Buffalo Funds, an open-end investment company, from 2003 to 2017. Mr. Neuberger has served as President of Fund Services, a multi-line service provider to mutual funds, since 2017, and as Chief Operating Officer of Fund Services since 2016. Mr. Neuberger previously served as Executive Vice President of Fund Services from 1994 to 2017. Through his experience as a trustee of mutual funds and his employment experience, Mr. Neuberger is experienced with financial, accounting, regulatory and investment matters.

Trustee Ownership of Fund Shares
As of the date of this SAI, no Trustee or Officer of the Trust beneficially owned shares of the Fund or any other series of the Trust.

Furthermore, as of the date of this SAI, neither the Trustees who are not “interested” persons of the Fund, nor members of their immediate families, own securities beneficially, or of record, in the Adviser, the Distributor or any of their affiliates. Accordingly, neither the Trustees who are not “interested” persons of the Fund nor members of their immediate families, have a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.

Board Committees

Audit Committee. The Trust has an Audit Committee, which is composed of the independent members of the Board of Trustees, Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel. The Audit Committee reviews financial statements and other audit-related matters for the Fund. The Audit Committee also holds discussions with management and with the Fund’s independent auditor concerning the scope of the audit and the auditor’s independence. Dr. Akers is designated as the Audit Committee chairman and serves as the Audit Committee’s “audit committee financial expert,” as stated in the annual reports relating to the series of the Trust. Because the Fund had not commenced operations as of the date of this SAI, the Audit Committee did not meet with respect to the Fund during the past fiscal year.

Nominating Committee. The Trust has a Nominating Committee, which is composed of the Independent Trustees, Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary. As part of this process, the Nominating Committee considers criteria for selecting candidates sufficient to identify a diverse group of qualified individuals to serve as trustees.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board of Trustees. Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws. In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the Secretary of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board of Trustees will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board of Trustees. The Nominating Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws. Because the Fund had not commenced operations as of the date of this SAI, the Nomination Committee did not meet with respect to the Fund during the past fiscal year.

Valuation Committee. The Trust has a Valuation Committee. The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, for determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board. The Valuation Committee is currently composed of Mr. John Buckel, Ms. Jennifer Lima, Ms. Kelly Burns and Ms. Melissa Aguinaga, who each serve as an officer of the Trust. The Valuation Committee meets as necessary when a price for a portfolio security is not readily available. Because the Fund had not commenced operations as of the date of this SAI, the Valuation Committee did not meet with respect to the Fund during the past fiscal year.

Trustee Compensation
For their service as Trustees, the Independent Trustees receive from the Trust a retainer fee of $52,250 per year, $4,000 for each in-person Board meeting attended and $1,000 per telephonic Board meeting attended, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. Members of the Audit Committee receive $1,750 for each meeting of the Audit Committee attended. The chairman of the Audit Committee receives an annual retainer of $2,500. Interested Trustees do not receive any compensation for their service as Trustee. Because the Fund has recently commenced operations, the following compensation figures represent estimates for the current fiscal year:

Name of Person/Position	Aggregate Compensation From the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and the Trust(2) Paid to Trustees
Dr. Michael D. Akers, Independent Trustee(3)(4)	$548	None	None	$85,250
Gary A. Drska, Independent Trustee(3)	$548	None	None	$82,750
Jonas B. Siegel, Independent Trustee(3)	$548	None	None	$82,750
Joseph C. Neuberger, Interested Trustee	None	None	None	None

(1)	Trustees’ fees and expenses are allocated among the Fund and any other series comprising the Trust.

(2)	There are currently twenty other series comprising the Trust.

(3)	Audit Committee member.

(4)	Audit Committee chairman.

Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a class of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund. The Fund commenced operations following the completion of the Reorganization of the Predecessor Portfolio on or about June 19, 2020. As of March 31, 2020, the following shareholders were considered to be principal shareholders of the Predecessor Portfolio:

Institutional Class
Name and Address	No. of Shares Owned	% of Shares	Type of Ownership
National Financial Services LLC 82 Devonshire Street Boston, MA 02109-3605	1,020,716	52.01%	Record
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	342,778	15.99%	Record
UBS Financial Services Inc. 499 Washington Boulevard Jersey City, NJ 07310-1995	274,034	11.68%	Record
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94105	84,237	6.04%	Record

Open Class
Name and Address	No. of Shares Owned	% of Shares	Type of Ownership

National Financial Services LLC 82 Devonshire Street Boston, MA 02109-3605	1,020,716	63.38%	Record
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94105	342,778	21.28%	Record

Investment Adviser
Investment advisory services are provided to the Fund by the Adviser, Terra Firma Asset Management LLC, pursuant to an investment advisory agreement (the “Advisory Agreement”).

After an initial two-year period, the Advisory Agreement continues in effect from year to year with respect to the Fund, only if such continuance is specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund; and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Advisory Agreement nor interested persons thereof, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty by the Trust, on behalf of the Fund, upon 60 days’ written notice to the Adviser, when authorized by either: (i) a majority vote of the outstanding voting securities of the Fund; or (ii) by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ written notice to the Trust. The Advisory Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940 Act. The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund a management fee computed daily and paid monthly, based on a rate equal to 0.75% of the Fund’s average daily net assets, as specified in the Prospectus. The Adviser may voluntarily agree to waive a portion of the management fees payable to it on a month to month basis, including additional fees above and beyond any contractual agreement the Adviser may have to waive management fees and/or reimburse Fund expenses.

For the fiscal years indicated below, the Predecessor Portfolio paid the Predecessor Portfolio’s investment adviser, Lazard Asset Management LLC (“Lazard Asset Management”), the following amounts of advisory fees pursuant to a previous advisory agreement between Lazard Asset Management and The Lazard Funds, Inc., on behalf of the Predecessor Portfolio.

Fiscal Year Ended	Advisory Fee	Recoupment / (Waiver)	Advisory Fee After Recoupment / (Waiver)
December 31, 2019	$464,725	$82,582	$382,143
December 31, 2018	$452,237	$13,590	$438,647
December 31, 2017	$561,848	$12,732	$549,116

Fund Expenses. The Fund is responsible for its own operating expenses. The Adviser has agreed to waive management fees payable to it by the Fund and/or to reimburse the Fund’s operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, interest (including interest incurred in connection with bank and custody overdrafts), acquired fund fees and expenses, leverage expenses (i.e. any expenses incurred in connection with borrowings made by the Fund), dividends or interest expenses on short positions, expenses incurred in connection with any merger or reorganization, brokerage commissions and other transactional expenses, and extraordinary expenses such as litigation) to the limit set forth in the “Fees and Expenses of the Fund” table in the Prospectus. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursements will not cause the Fund’s total annual fund operating expenses, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment. Any such reimbursement is also contingent upon the Board of Trustees’ subsequent review and ratification of the reimbursed amounts.

Portfolio Managers
As disclosed in the Prospectus, Jay P. Leupp, Portfolio Manager, and Christopher J. Hartung, Portfolio Manager, serve as the Portfolio Managers for the Fund (each, a “Portfolio Manager,” and collectively, the “Portfolio Managers”). Mr. Leupp and Mr. Hartung are jointly responsible for the day-to-day management of the Fund’s portfolio.

Other Accounts Managed by the Portfolio Managers
The table below identifies, for the Portfolio Managers of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. Asset amounts have been rounded and are approximate as of March 31, 2020.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)

Jay P. Leupp
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Christopher J. Hartung
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Material Conflicts of Interest
As members of the investment team, the Fund’s portfolio managers may manage other accounts that generally have certain of the same principal investment strategies as the Fund. Because the Adviser could employ a similar investment approach in managing the Fund and the other accounts, conflicts of interest may arise. As a result, the Adviser has adopted trade allocation procedures that, among other things, ensure that the trades are allocated fairly and equitably to the other accounts and the Fund consistent with the Adviser’s fiduciary duty to each client at the time.

In determining a fair allocation, the Adviser evaluates a number of factors, including among others, the size of the transaction, transaction costs and the relative size of a client’s account. Because the majority of the equity securities purchased by the Adviser for its clients have significant liquidity and above average daily trading volume, market impact is often not a significant concern. However, when the same investment decision is made for more than one client account, which may include the Fund, all client orders given to each broker are generally combined for execution as a “block” trade. Execution prices for block trades are averaged and each participating account receives that average price. Partially filled orders are allocated pro rata each day in proportion to each account’s order size.

Conflicts of interest may also arise when portfolio managers trade securities for their own accounts that the Adviser recommends to the Fund and other accounts. These trades are subject to the Adviser’s Code of Ethics and Standards of Conduct (the “Code of Ethics”), which is designed to identify and limit conflicts of interest and help portfolio managers and other covered persons comply with applicable laws in the conduct of the Adviser’s business. The Code of Ethics requires all portfolio managers to place the interests of the Adviser’s clients ahead of their own interests and the interests of the Adviser, that they not take inappropriate advantage of their position with the Adviser and that they conduct their personal securities transactions in a manner that is not inconsistent with the interests of the Adviser’s clients. The Code of Ethics includes restrictions and prohibitions on personal trading and various reporting obligations regarding the portfolio managers’ personal securities transactions and holdings.

The Adviser has not identified any other material conflicts between the Fund and other accounts managed by the portfolio managers. However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts. Portfolio managers may give advice, exercise investment responsibility or take other actions that differ among clients. While portfolio managers treat all clients on a fair and equitable basis relative to each other, each account has differing tax considerations, account sizes, policies and investment restrictions. Clients may not participate in all investments or they may participate in different degrees or at different times as other clients. As a result, unequal time and attention may be devoted to the Fund and other accounts. In addition, the various management fees charged to the other accounts differ and, depending upon the size of the account, may be higher than the management fee charged to the Fund. This could create an apparent conflict of interest where a portfolio manager may appear to have favored an account with a higher management fee solely because the account has outperformed the Fund. However, this apparent conflict is mitigated by the fact that portfolio managers do not directly receive any separate compensation based on management fees generated or performance-based fees.

Portfolio Manager Compensation
The investment team’s compensation is paid by the Adviser. The investment team’s compensation consists primarily of a fixed salary and a bonus. Each investment team member’s salary is reviewed annually and is based upon consideration of various factors, including, but not limited to, merit, cost of living increases, and employment market competition and the individual member’s job performance. Discretionary bonuses are paid to all employees of the Adviser. After considering its profitability each year, the Adviser determines a percentage for its use in calculating bonuses which is uniformly applied to each employee’s annual salary. In addition, the investment team, along with all eligible employees of the Adviser, participates in the Adviser’s discretionary annual profit sharing plan. At each year end, contributions to the plan are calculated as a percentage of each eligible employee’s annual salary plus bonus. This percentage is decided upon after considering the Adviser’s profitability each year and is also applied uniformly to each such employee. None of the investment team member’s compensation is related to the performance of the Fund or the amount of the Fund’s assets.

Each member of the investment team is a beneficial owner of the Adviser. As a result, each investment team member also receives his proportionate share of any net profits earned by the Adviser.

Ownership of Securities in the Fund by the Portfolio Managers
As of the date of this SAI, no portfolio manager of the Fund beneficially owned shares of the Fund.

Service Providers

Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to a fund administration servicing agreement (the “Administration Agreement”) between the Trust and Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, Fund Services acts as the Fund’s administrator. Fund Services provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparing for signature by an officer of the Trust all of the documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, Fund Services receives from the Fund a combined fee for fund administration and fund accounting services based on the Fund’s current average daily nets assets. Fund Services is also entitled to certain out-of-pocket expenses. In addition to its role as Administrator, Fund Services also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.

Custodian
U.S. Bank, National Association, an affiliate of Fund Services (the “Custodian”), serves as the custodian of the Fund’s assets pursuant to a custody agreement between the Custodian and the Trust, on behalf of the Fund, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555 North River Center Drive, Milwaukee, Wisconsin, 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Legal Counsel
Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as legal counsel to the Fund and the Independent Trustees.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 555 East Wells Street, Suite 1400, Milwaukee, Wisconsin, 53202, serves as the independent registered public accounting firm to the Fund.

Distribution and Servicing of Fund Shares
The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with the Distributor, Quasar Distributors, LLC, 777 East Wisconsin Avenue, 6th Floor, Milwaukee, WI 53202, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund’s shares. The offering of the Fund’s shares is continuous, and the Distributor distributes the Fund’s shares on a best efforts basis. The Distributor is not obligated to sell any certain number of shares of the Fund. The Distributor, Fund Services and Custodian are affiliated companies. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

After an initial two-year period, the Distribution Agreement will continue in effect only if its continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the outstanding voting securities of the Fund or by vote of a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act). The Distribution Agreement is terminable without penalty by the Distributor upon 60 days’ written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act), or by the Distributor on 60 days’ written notice.

Rule 12b-1 Distribution Plan
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) on behalf of the Open Class shares of the Fund. Under the Distribution Plan, the Fund pays a Rule 12b-1 fee to the Distributor (the “Distribution Fee”) for promotion and distribution of Open Class shares of the Fund. The Distribution Fee is an annual fee at the rate of 0.25% of the Fund’s average daily net assets attributable to Open Class shares. The Distribution Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Distribution Plan. Institutional Class shares of the Fund are not subject to the Distribution Plan and do not pay Distribution Fees.

The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred on behalf of Open Class shares of the Fund. Because the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by the Open Class shares of the Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

The Distributor may use the Distribution Fee to pay for services covered by the Distribution Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Open Class shares, the printing and mailing of prospectuses, statements of additional information and reports to other than current Fund shareholders, the printing and mailing of sales literature pertaining to the Fund, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable.

Because the Fund recently commenced operations, it has not incurred any Distribution Fees. The table below shows the amount of Distribution Fees incurred and the manner in which amounts paid by the Open Shares of the Predecessor Portfolio under its distribution plan during the fiscal year ended December 31, 2019 were spent.

Advertising/Marketing	$0
Printing/Postage	$0
Payment to Distributor	$109,746
Payment to dealers	$0
Compensation to sales personnel	$0
Other	$0
Total	$109,746

The Distribution Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the Distribution Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, cast in person at a meeting called for that purpose. It is also required that the trustees who are not “interested persons” of the Fund, select and nominate all other trustees who are not “interested persons” of the Fund. The Distribution Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund’s outstanding Open Class shares. All material amendments to the Distribution Plan or any related agreements must be approved by a vote of a majority of the Board of Trustees, including a majority of the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distribution Plan requires that the Distributor provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the Distribution Plan. The Distributor is also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Distribution Plan should be continued. The Distribution Plan may be continued from year-to-year only if the Board, including a majority of the Qualified Trustees, concludes at least annually that continuation of the Plan is reasonably likely to benefit shareholders. In particular, the Board of Trustees has determined that it believes that the Distribution Plan is reasonably likely to provide an incentive for brokers, dealers and other financial intermediaries to engage in sales and marketing efforts on behalf of the Fund and to provide enhanced services to holders of Open Class shares. With the exception of the Adviser and the Distributor, in its capacity as the Fund’s principal underwriter, no “interested person” of the Fund, as defined in the 1940 Act, and no Qualified Trustee of the Fund has or had a direct or indirect financial interest in the Distribution Plan or any related agreement.

As noted above, the Distribution Plan provides for the ability to use Open Class assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Open Class shares (distribution services). The payments made by the Fund to these financial intermediaries are based primarily on the dollar amount of assets invested in the

Open Class shares of the Fund, through the financial intermediaries. These financial intermediaries may pay a portion of the payments that they receive from the Fund to its investment professionals. In addition to the ongoing asset-based fees paid to these financial intermediaries under the Distribution Plan, the Fund may, from time to time, make payments under the Distribution Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for its employees. In addition, the Fund may make payments under the Distribution Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

To the extent these asset-based fees and other payments made under the Distribution Plan to these financial intermediaries for the distribution services they provide to the Fund’s Open Class shareholders exceed the Distribution Fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Fund. In addition, the Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge. In connection with its participation in such platforms, the Adviser may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s Open Class shares. In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own resources.

Portfolio Transactions and Brokerage
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “marketmaker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund will be effected through broker-dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere. Dealers usually act as principal for their own accounts. Purchases from dealers will include a spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors available, will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and executionavailable, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other brokerage services in addition to execution services. The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA and the SEC. Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of the Fund and/or client accounts.

While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Fund.

Investment decisions for the Fund are made independently from those of other client accounts. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund. Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of their duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practicable, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.

When buying or selling securities, the Adviser may execute trades for the Fund with broker-dealers that are affiliated with the Trust, the Adviser or their affiliates, and the Fund may pay commissions to such brokerdealers in accordance with procedures adopted by the Board. The Trust has adopted procedures to monitor and control such affiliated brokerage transactions, which are reported to and reviewed by the Board at least quarterly.

The Fund is required to identify any securities of its regular broker-dealers that the Fund has acquired during its most recent fiscal year. During the fiscal year ended December 31, 2019, the Predecessor Portfolio did not acquire any securities of its regular broker-dealers.

The Fund is also required to identify any brokerage transactions during its most recent fiscal year that were directed to a broker-dealer because of research services provided, along with the amount of any such transactions and any related commissions paid by the Fund. No such transactions were directed to a broker- dealer by the Fund.

The following table shows the amounts paid by the Predecessor Portfolio in brokerage commissions for the fiscal years indicated below:

Brokerage Commissions Paid During Fiscal Year Ended December 31,
2019	2018	2017
$15,074	$30,002	$21,188

Portfolio Turnover
Portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to above-average transaction and brokerage commission costs and may generate capital gains, including short-term capital gains taxable to shareholders at ordinary income rates. To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund.

The following table shows the portfolio turnover rates for the Predecessor Portfolio for the fiscal years indicated below:

Portfolio Turnover During Fiscal Year Ended December 31,
2019	2018
19%	52%

Code of Ethics
The Trust and the Adviser have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. The Adviser’s Code of Ethics permits, subject to certain conditions, personnel of the Adviser to invest in securities that may be purchased or held by the Fund. The Distributor relies on the principal underwriters exception under Rule 17j-1(c)(3) from the requirement to adopt a code of ethics pursuant to Rule 17j-1 because the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer or director of the Trust or the Adviser.

Proxy Voting Procedures
The Board of Trustees has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board of Trustee’s continuing oversight. The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Proxy Policies also require the Adviser to present to the Board of Trustees, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser seeks to vote proxies in a manner reasonably believed to be in the best interests of shareholders and not affected by any material conflict of interest. The Adviser considers shareholders’ best economic interests over the long term, that is, the common interest of all shareholders over time. Unless instructed by a client to follow its own proxy voting policies and procedures, the Adviser generally will not consider a client’s individual characteristics or circumstances (including any social or political concerns) when determining how to vote proxies. Consequently, the Adviser typically votes solicited proxies identically for all client accounts for which they have discretionary authority. The Adviser’s general philosophy is to support management recommendations on routine matters such as approval of financial statements, director/trustee elections, and appointment of auditors.

The Adviser’s Proxy Voting Guidelines
The Adviser has adopted proxy voting guidelines to assist in making voting decisions on common issues. The guidelines are designed to address those securities in which the Fund generally invests and may be revised in the Adviser’s discretion. Any non-routine matters not addressed by the proxy voting guidelines are addressed on a case-by-case basis, taking into account all relevant facts and circumstances at the time of the vote, particularly where such matters have a potential for major economic impact on the issuer’s structure or operations. In making voting determinations, the Adviser may conduct research internally and/ or use the resources of an independent research consultant. The Adviser may also consider other materials such as studies of corporate governance and/or analyses of shareholder and management proposals by a certain sector of companies and may engage in dialogue with an issuer’s management. To the extent that a client may direct the Adviser to vote according to its own proxy voting policies, the Adviser may vote that client’s securities differently than the same securities voted for other clients including the Fund.

In some cases, the cost of voting a proxy may outweigh the expected benefits. For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person. The Adviser may abstain from voting a proxy if the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

In certain cases, securities on loan as part of a securities lending program may not be voted. Nothing in the proxy voting policies shall obligate the Adviser to exercise voting rights with respect to a portfolio security if it is prohibited by the terms of the security or by applicable law or otherwise. The Adviser will not discuss with members of the public how they intend to vote on any particular proxy proposal.

In the event of a conflict between the interests of the Adviser and the Fund, the Proxy Policies provide that the conflict may be disclosed to the Board of Trustees or its delegate, who shall provide direction on how to vote the proxy. The Board of Trustees has delegated this authority to the Independent Trustees, and the proxy voting direction in such a case shall be determined by a majority of the Independent Trustees.

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling toll-free, 888-898-2780 or by accessing the SEC’s website at www.sec.gov.

Anti-Money Laundering Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Ms. Elizabeth B. Scalf has been designated as the Trust’s Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; and a complete and thorough review of all new account applications. The Fund will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information
The Trust, on behalf of the Fund, has adopted portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Fund. Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with these Disclosure Policies. The Board of Trustees considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Disclosure Policies, considering actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, Distributor or any other affiliated person of the Fund. After due consideration, the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in these Disclosure Policies.

Information about the Fund’s portfolio holdings will not be distributed to any third party except as described below:

•	the disclosure is required to respond to a regulatory request, court order or other legal proceeding;

•
the disclosure is to a mutual fund rating or evaluation services organization (such as Factset, Morningstar and Lipper), or statistical agency or person performing similar functions, or due diligence department of a broker-dealer or wirehouse, who has, if necessary, signed a confidentiality agreement, or is bound by applicable duties of confidentiality imposed by law, with the Fund;

•
the disclosure is made to the Fund’s service providers who generally need access to such information in the performance of their contractual duties and responsibilities, and who are subject to duties of confidentiality imposed by law and/or contract, such as the Adviser, the Board of Trustees, the Fund’s independent registered public accountants, regulatory authorities, counsel to the Fund or the Board of Trustees, proxy voting service providers, financial printers involved in the reporting process, the fund administrator, fund accountant, transfer agent, or custodian of the Fund;

•
the disclosure is made by the Adviser’s trading desk to broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; in addition the

Adviser’s trading desk may periodically distribute a holdings list (consisting of names only) to broker-dealers so that such brokers can provide the Adviser with order flow information;

•	the disclosure is made to institutional consultants evaluating the Fund on behalf of potential investors;

•	the disclosure is (a) in connection with a quarterly, semi-annual or annual report that is available to the public or (b) relates to information that is otherwise available to the public; or

•
the disclosure is made pursuant to prior written approval of the Trust’s CCO, or other person so authorized, is for a legitimate business purpose and is in the best interests of the Fund’s shareholders.

For purposes of the Disclosure Policies, portfolio holdings information does not include descriptive information if that information does not present material risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund. Information excluded from the definition of portfolio holdings information generally includes, without limitation: (i) descriptions of allocations among asset classes, regions, countries or industries/sectors; (ii) aggregated data such as average or median ratios, or market capitalization, performance attributions by industry, sector or country; or (iii) aggregated risk statistics. It is the policy of the Trust to prohibit any person or entity from receiving any direct or indirect compensation or consideration of any kind in connection with the disclosure of information about the Fund’s portfolio holdings.

The Trust’s CCO must document any decisions regarding non-public disclosure of portfolio holdings and the rationale therefor. In connection with the oversight responsibilities by the Board of Trustees, any documentation regarding decisions involving the non-public disclosure of portfolio holdings of the Fund to third parties must be provided to the full Board of Trustees or its authorized committee.

The Fund’s holdings will be posted quarterly to the Fund’s website, www.terrafirmaAM.com. The Fund’s top holdings will also be available in the Fund’s monthly Fact Sheets. Portfolio holdings disclosure may be approved under the Disclosure Policies by the Trust’s CCO, Treasurer or President. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Part F of Form N-PORT. These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Any suspected breach of this policy must be reported immediately to the Trust’s CCO, or to the chief compliance officer of the Adviser who must report it to the Trust’s CCO. The Board of Trustees reserves the right to amend the Disclosure Policies at any time without prior notice in its sole discretion.

Determination of Net Asset Value
The NAV of the Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement. If the NYSE closes early, the Fund will calculate the NAV at the closing time on that day. If an emergency exists as permitted by the SEC, the NAV may be calculated at a different time.

The NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Valuation Committee pursuant to procedures approved by or under the direction of the Board of Trustees.

Each security owned by the Fund, including depositary receipts, that is traded on a national securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”) is valued at its last sale price on the exchange on which such security is traded, as of the close of business on the day the security is being valued. All equity securities that are not traded on a listed exchange are valued at the last sales price at the close of the over-the-counter (“OTC”) market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security.

Securities that are traded on more than one exchange are valued using the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Fund securities listed on NASDAQ shall be valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security will be valued at the mean between the most recent bid and asked prices on such day, or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by a national securities and foreign exchange and over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

Additional Purchase and Redemption Information
The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Purchase Shares
You may purchase shares of the Fund directly from the Fund, or from securities brokers, dealers or other financial intermediaries (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. The Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries (and other authorized designees) are authorized to accept your order on behalf of the Fund (each an “Authorized Intermediary”). If you transmit your purchase request to an Authorized Intermediary before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, shares will be purchased at the next calculated NAV, after the Authorized Intermediary receives the request. Investors should check with their Financial Intermediary to determine if it is an Authorized Intermediary.

Shares are purchased at the next calculated NAV, after the Transfer Agent or Authorized Intermediary receives your purchase request in good order. In most cases, in order to receive that day’s NAV, the Transfer Agent must receive your order in good order before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time).

The Trust reserves the right in its sole discretion: (i) to suspend the continued offering of the Fund’s shares; (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Fund; and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

How to Redeem Shares and Delivery of Redemption Proceeds
You may redeem your Fund shares any day the NYSE is open for regular trading, either directly with the Fund or through your Financial Intermediary.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone. Upon receipt of any instructions or inquiries by telephone from the shareholder, the Fund or its authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options. For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners. In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine. These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Transfer Agent fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, however, to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For additional information, contact the Transfer Agent.

Redemption In Kind
The Fund does not intend to redeem shares in any form except cash. The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to satisfy, in kind, redemption requests of a certain amount. Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the net assets of the Fund, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the net assets of the Fund in securities instead of cash. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash. For federal income tax purposes, redemptions made in-kind are taxed in the same manner as redemptions made in cash. In addition, sales of in-kind securities may generate taxable gains.

Federal Income Tax Matters
This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.

This section is based on the Code, Treasury Regulations, judicial decisions, and IRS guidance as of the date hereof, all of which are subject to change, and possibly with retroactive effect. These changes could impact the Fund’s investments or the tax consequences to you of investing in the Fund. Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders. There may be other federal, state, foreign or local tax considerations to a particular shareholder. No assurance can be given that legislative, judicial, or administrative changes will not be forthcoming which could affect the accuracy of any statements made in this section. Please consult your tax adviser before investing.

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund, as a series of the Trust, intends to qualify and elect to be treated as a RIC under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of its distributions. The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and net capital gain for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes on amounts distributed. However, the Fund can give no assurances that its anticipated distributions will be sufficient to eliminate all Fund level taxes. If the Fund does not qualify as a RIC and is unable to obtain relief from such failure, it would be taxed as a regular corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning them through the Fund.

To qualify as a RIC, the Fund must derive at least 90% of its gross income from “good income,” which includes: (1) dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies; (2) other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities or foreign currencies and (3) net income derived from an interest in a qualified publicly traded partnership. Although Code Section 851(b) authorizes the U.S. Treasury Department to issue Treasury Regulations excluding “foreign currency gains” that are not directly related to a RIC’s principal business of investing in stock or securities from qualifying income, on March 19, 2019, the U.S. Treasury Department and Internal Revenue Services (“IRS”) issued final Treasury Regulations providing that gains from the sale or other disposition of foreign currencies is qualifying income. Nevertheless, there can be no absolute assurances that future Treasury Regulations will not come to a different conclusion or that the Fund will satisfy all requirements to be taxed as a RIC.

The Fund will be subject to a 4% federal excise tax if it fails to distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of its capital gain net income for the 12 month period ending on October 31 during such year (reduced by any net ordinary losses, but not below the Fund’s net capital gain for that period), and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

Investment company taxable income generally consists of interest, dividends, net short-term capital gain and net gain from foreign currency transactions, less expenses. Net capital gain is the excess of the net longterm gain from the Fund’s sales or exchanges of capital assets over the net short-term loss from such sales or exchanges, taking into account any capital loss carryforward of the Fund. The Fund may elect to defer certain losses for tax purposes. At December 31, 2019, the Fund had no short-term losses remaining which will be carried forward indefinitely to offset future realized capital gains. The Fund had no long-term capital losses to carryforward. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers of $520,440 from previous years.

Distributions of investment company taxable income are taxable to shareholders as ordinary income. For a non-corporate shareholder, a portion of the Fund’s distributions of investment company taxable income may consist of “qualified dividend income” eligible for taxation at the reduced federal income tax rates applicable to long-term capital gains to the extent that the amount distributed is attributable to and reported as “qualified dividend income” and the shareholder meets certain holding period requirements with respect to its Fund shares. For a corporate shareholder, a portion of the Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its shares. The aggregate amount so reported to either non-corporate or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by the Fund for its taxable year.

Distributions of net capital gain are taxable as long-term capital gain regardless of the length of time shares have been held. Distributions of net capital gain are not eligible for “qualified dividend income” treatment or the dividends received deduction referred to in the previous paragraph.

Distributions of any investment company taxable income and net capital gain will be taxable as described above whether received in additional Fund shares or in cash. Shareholders who choose to receive distributions in the form of additional Fund shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31. Distributions are generally includable in alternative minimum taxable income in computing a non-corporate shareholder’s liability for the alternative minimum tax.

Certain individuals, trusts and estates may be subject to a net investment income (“NII”) tax of 3.8% (in addition to the regular income tax). The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon the sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

A sale or redemption of Fund shares, whether for cash or in-kind proceeds, may result in recognition of a taxable capital gain or loss. Gain or loss realized upon a sale or redemption will generally be treated as longterm capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as short-term capital gain or loss. Any loss realized upon a sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales, or similar transactions is not counted. Any loss realized upon a sale or redemption may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the sale or redemption. If a shareholder’s loss is disallowed under the wash sale rules, the basis of the new shares will be increased to preserve the loss until a future sale or redemption of the shares.

If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stock and securities in foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service (“IRS”) that would enable the Fund’s shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any income taxes paid by the Fund to foreign countries and U.S. possessions. Pursuant to the election, the Fund would treat those foreign taxes as distributions paid to its shareholders, and each shareholder would be required to (i) include in gross income, and treat as paid by him, his proportionate share of those taxes, (ii) treat his share of those taxes and of any distribution paid by the Fund that represents income from foreign countries or U.S. possessions as his own income from those sources, and (iii) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, claim the foreign tax credit against his federal income tax. If the Fund makes this election, it will report to its shareholders shortly after each taxable year their respective share of income from sources within, and taxes paid to, foreign countries and U.S. possessions. The Code may limit a shareholder’s ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund’s foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on (a) distributions of investment company taxable income and (b) distributions of net capital gain and the gross proceeds of a sale, exchange, or redemption of Fund shares paid after December 31, 2018 to: (i) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other things, (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement with the United States), and (ii) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other things. In December

2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

The Fund’s transactions, if any, in options, futures contracts, swaps and other investments may be subject to special provisions of the Code that, among other things, may accelerate recognition of income to the Fund, defer the Fund’s losses, and affect whether capital gain and loss is characterized as long-term or short-term. These provisions could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to “mark-to-market” certain positions (i.e., treat them as if they were closed out). This “mark-to-market” requirement may cause the Fund to recognize income without receiving cash, and the Fund may have difficulty making distributions to its shareholders in the amounts necessary to satisfy the distribution requirements for maintaining the Fund’s status as a RIC and avoiding any income and excise taxes at the Fund level. Accordingly, the Fund may have to dispose of its investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements of the Code.

Certain tax-exempt shareholders generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). The Fund’s distributions generally are not UBTI to tax- exempt shareholders. However, a tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example, (i) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues, and prospective tax-exempt shareholders, especially charitable remainder trusts, are encouraged to consult with their tax advisor regarding these issues.

Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with its correct Social Security Number or taxpayer identification number and certain certifications or the Fund receives notification from the IRS requiring backup withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds at a rate set under Section 3406 of the Code for U.S. residents.

Foreign taxpayers (including nonresident aliens) are generally subject to a flat withholding tax rate of 30% on U.S. source income that is not effectively connected with the conduct of a trade or business in the U.S. This withholding rate may be lower under the terms of a tax convention.

Distributions
The Fund will receive income primarily in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.

The amount of the Fund’s distributions is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board of Trustees. The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in their shares.

The Fund may also realize capital gains or losses in connection with sales or other dispositions (either actual or deemed) of its portfolio securities. Any net gain that the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any capital loss carryforward), will be distributed with net investment income. If during any year the Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital loss carryforward) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time that the shares may have been held by the shareholder. Net capital losses realized by the Fund may be carried forward indefinitely, and will generally retain their character as short-term or long-term capital losses. For more information concerning applicable capital gains tax rates, please consult your tax adviser.

Any distribution paid by the Fund reduces the Fund’s NAV per share on the date paid by the amount of the distribution per share. Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to federal income taxes.

Distributions will be reinvested in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Shareholders have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing. However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received the written request.

Cost Basis Reporting
The Fund is required to report to certain shareholders and the IRS the cost basis of shares acquired on or after January 1, 2012 (“covered shares”) when the shareholder sells or redeems such shares. This reporting requirement does not apply to shares acquired prior to January 1, 2012 or to shares held through a tax- deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies (“non-covered shares”). The Fund is not required to determine or report a shareholder’s cost basis in non-covered shares and is not responsible for the accuracy or reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions. Cost basis is used to determine whether the sale or redemption of a share results in a gain or loss. If you sell or redeem shares during any year, then the Fund will report the gain or loss, cost basis, and holding period of such shares to the IRS and you on a Form 1099.

A cost basis method is the method by which the Fund determines which specific shares are deemed to be sold or redeemed when a shareholder sells or redeems less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing net asset values. If a shareholder does not affirmatively elect a cost basis method, the Fund will use average cost method, which averages the basis of all Fund shares in an account regardless of holding period, and shares sold or redeemed are deemed to be those with the longest holding period first. Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its shares. The default cost basis method applied by the Fund or the alternate method elected by a shareholder may not be changed after the settlement date of a sale or redemption of Fund shares.

If you hold Fund shares through a financial intermediary (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

Financial Statements
The financial statements of the Predecessor Portfolio and the Predecessor Portfolio’s independent registered public accounting firm’s report appearing in the Predecessor Portfolio’s Annual Report for the period ended December 31, 2019 are hereby incorporated by reference.

PART C

OTHER INFORMATION

Item 15.    Indemnification:

Reference is made to Article X of the Registrant’s Amended and Restated Declaration of Trust, filed as Exhibit 1(b) hereto, which is set forth below:

Section 10.01  Limitation of Liability.

Neither a Trustee nor an officer of the Trust, when acting in such capacity, shall be personally liable to any person other than the Trust or the Shareholders for any act, omission or obligation of the Trust, any Trustee or any officer of the Trust.  Neither a Trustee nor an officer of the Trust shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee or as an officer of the Trust, provided that nothing contained herein or in the Delaware Act shall protect any Trustee or any officer of the Trust against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer of the Trust hereunder.

Section 10.02  Indemnification.

(a)           Subject to the exceptions and limitations contained in Subsection 10.02(b):

(i)           every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)           the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)           who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)           in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)           Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.

Section 10.03  Shareholders.

In case any Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 16.    Exhibits:

(1)		Declaration of Trust.
(a)
Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

(b)
Amended and Restated Declaration of Trust was previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(2)
Amended and Restated By-Laws were previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(3)		Not Applicable.
(4)		Agreement and Plan of Reorganization filed herein as Appendix A.
(5)		Reference is made to Exhibits (1) and (2) herein.
(6)		Investment Advisory Agreement — Filed Herewith.
(7)		Distribution Agreement — Filed Herewith.

(8)		Bonus or Profit Sharing Contracts — Not Applicable.
(9)		Custody Agreement — Filed Herewith.
(10)	(a)	Rule 12b-1 Plan was previously filed with the Registrant’s Form N-14 on March 10, 2020, and is incorporated by reference.
	(b)	Rule 18f-3 Plan was previously filed with the Registrant’s Form N-14 on March 10, 2020, and is incorporated by reference.
(11)		Opinion and Consent of Counsel was previously filed with the Registrant’s Form N-14 on March 10, 2020, and is incorporated by reference.
(12)		Form of Opinion of Counsel regarding certain tax matters was previously filed with the Registrant’s Form N-14 on March 10, 2020, and is incorporated by reference.
(13)	(a)	Fund Administration Servicing Agreement — Filed Herewith.
	(b)	Transfer Agent Servicing Agreement — Filed Herewith.
	(c)	Fund Accounting Servicing Agreement — Filed Herewith.
	(d)	Operating Expense Limitation Agreement — Filed Herewith.
(14)		Consent of Independent Registered Public Accounting Firm — Filed Herewith.
(15)		Not Applicable.
(16)		Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 717 to its Registration Statement on Form N-1A with the SEC on January 24, 2020, and is incorporated by reference.
(17)	(a)	Proxy Card is filed herein and appears following the Proxy Statement/Prospectus.
(b)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 672 to its Registration Statement on Form N-1A with the SEC on December 19, 2018, and is incorporated by reference.

	(c)	Code of Ethics for Adviser — Filed Herewith.
	(d)	Code of Ethics for Principal Underwriter - not applicable per Rule 17j-1(c)(3).

Item 17.    Undertakings:

1.
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.
The undersigned Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 through an amendment to this registration statement within a reasonable time after the closing of the reorganization.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed on behalf of the Registrant in the City of Milwaukee and State of Wisconsin, on the 29th day of April, 2020.

TRUST FOR PROFESSIONAL MANAGERS

By: /s/ John P. Buckel
John P. Buckel
President and Principal Executive Officer

As required by the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 29, 2020.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson and Interested Trustee
Michael D. Akers* Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
Jonas B. Siegel* Jonas B. Siegel	Independent Trustee
/s/ John P. Buckel John P. Buckel	President and Principal Executive Officer
Jennifer A. Lima* Jennifer A. Lima	Vice President, Treasurer and Principal Financial and Accounting Officer
* By: /s/ John P. Buckel
John P. Buckel
* Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 717 to its Registration Statement on Form N-1A with the SEC on January 24, 2020, and is incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Investment Advisory Agreement	(6)
Distribution and Services Agreement	(7)
Custody Agreement	(9)
Administration Servicing Agreement	(13)(a)
Transfer Agent Agreement	(13)(b)
Fund Accounting Servicing Agreement	(13)(c)
Operating Expense Limitation Agreement	(13)(d)
Consent of Independent Registered Public Accounting Firm	(14)
Code of Ethics for Adviser	(17)(c)